Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 08, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SUN BANCORP INC /NJ/
Entity Central Index Key	0001017793
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 126.3
Entity Common Stock, Shares Outstanding		86,258,106

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 77,564	$ 68,773
Interest-earning bank balances	92,052	51,049
Cash and cash equivalents	169,616	119,822
Investment securities available for sale (amortized cost of $439,488 and $514,488 at December 31, 2012 and 2011, respectively)	443,182	515,545
Investment securities held to maturity (estimated fair value of $960 and $1,413 at December 31,2012 and 2011, respectively)	912	1,344
Loans receivable (net of allowance for loan losses of $45,873 and $41,667 at December 31, 2012 and 2011, respectively)	2,230,287	2,249,455
Loans held-for-sale, at lower of cost or market	21,922	23,192
Loans held-for-sale, at fair value	99,013
Restricted equity investments, at cost	17,886	15,826
Bank properties and equipment, net	50,805	54,756
Real estate owned, net	7,473	5,020
Accrued interest receivable	8,054	8,912
Goodwill	38,188	38,188
Intangible assets, net	3,262	6,947
Bank owned life insurance (BOLI)	76,858	74,871
Other assets	56,573	70,048
Total assets	3,224,031	3,183,926
LIABILITIES
Deposits	2,713,224	2,667,977
Securities sold under agreements to repurchase - customers	1,968	5,668
Advances from the Federal Home Loan Bank of New York (FHLBNY)	61,415	2,733
Securities sold under agreements to repurchase - FHLBNY		15,000
Obligation under capital lease	7,609	7,868
Junior subordinated debentures	92,786	92,786
Deferred taxes, net	1,509	432
Other liabilities	82,925	82,379
Total liabilities	2,961,436	2,874,843
Commitments and contingencies (see Note 18)
SHAREHOLDERS' EQUITY
Preferred stock, $1 par value, 1,000,000 shares authorized, none issued
Common stock, $1 par value,200,000,000 shares authorized; 88,290,735 shares issued and 86,184,012 shares outstanding at December 31, 2012; 87,825,038 shares issued and 85,718,315 shares outstanding at December 31, 2011	88,301	87,825
Additional paid-in capital	506,537	504,508
Retained deficit	(308,011)	(257,520)
Accumulated other comprehensive income	2,186	625
Deferred compensation plan trust	(256)	(193)
Treasury stock at cost, 2,106,723 shares at December 31, 2012 and 2011, respectively	(26,162)	(26,162)
Total shareholders' equity	262,595	309,083
Total liabilities and shareholders' equity	$ 3,224,031	$ 3,183,926

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Financial Condition [Abstract]
Amortized cost of investment securities available for sale	$ 439,488	$ 514,488
Estimated fair value of investment securities held to maturity	960	1,413
Allowance for loans receivable	$ 45,873	$ 41,667
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	88,290,735	87,825,038
Common stock, shares outstanding	86,184,012	85,718,315
Treasury stock, shares	2,106,723	2,106,723

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Interest and fees on loans	$ 103,707	$ 112,793	$ 129,391
Interest on taxable investment securities	9,138	10,507	11,993
Interest on non-taxable investment securities	1,618	2,487	3,344
Dividends on restricted equity investments	970	893	875
Total interest income	115,433	126,680	145,603
INTEREST EXPENSE
Interest on deposits	13,553	18,737	28,780
Interest on funds borrowed	1,438	1,418	1,744
Interest on junior subordinated debentures	2,594	2,997	4,117
Total interest expense	17,585	23,152	34,641
Net interest income	97,848	103,528	110,962
PROVISION FOR LOAN LOSSES	57,215	74,266	101,518
Net interest income after provision for loan losses	40,633	29,262	9,444
NON-INTEREST INCOME
Service charges on deposit accounts	10,660	10,889	11,572
Other service charges	294	330	364
Gain on sale of loans	10,479	3,247	3,560
Net gain on sale of investment securities	234	1,855	4,751
Investment products income	2,296	2,913	2,831
BOLI income	1,986	2,964	2,074
Net impairment losses on available for sale securities :
Total impairment		(250)	(4,944)
Portion of loss recognized in other comprehensive income (before taxes)			3,615
Net impairment losses recognized in operations		(250)	(1,329)
Derivative credit adjustment	(2,275)	(12,538)	(12,214)
Other	5,776	4,058	3,903
Total non-interest income	29,450	13,468	15,512
NON-INTEREST EXPENSE
Salaries and employee benefits	62,500	52,501	55,219
Occupancy expense	13,011	13,373	12,508
Equipment expense	7,399	7,342	6,783
Amortization of intangible assets	3,685	3,685	3,685
Data processing expense	4,384	4,352	4,359
Professional fees	3,459	3,271	2,724
Goodwill impairment	0	0	89,706
Insurance expense	5,824	6,186	7,696
Advertising expense	2,809	2,946	2,335
Problem loan expense	5,681	8,342	5,162
Real estate owned expense, net	2,358	1,186	801
Office supplies expense	1,247	1,307	1,501
Other	8,251	5,734	8,573
Total non-interest expense	120,608	110,225	201,052
LOSS BEFORE INCOME TAXES	(50,525)	(67,495)	(176,096)
INCOME TAX (BENEFIT) EXPENSE	(34)	10	(9,322)
NET LOSS	(50,491)	(67,505)	(185,418)
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS	$ (50,491)	$ (67,505)	$ (185,418)
Basic loss per common share	$ (0.59)	$ (0.88)	$ (6.56)
Diluted loss per common share	$ (0.59)	$ (0.88)	$ (6.56)
Weighted average common shares - basic	85,938,714	76,653,990	28,258,953
Weighted average common shares - diluted	85,938,714	76,653,990	28,258,953

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (50,491)	$ (67,505)	$ (185,418)
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) gains arising during period	1,649	7,721	(1,765)
Less: reclassification adjustment for gains included in net income	(88)	(1,098)	(2,842)
Reclassification adjustment for net impairment loss recognized in earnings		148	808
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss			(2,198)
Other comprehensive income (loss)	1,561	6,771	(5,997)
COMPREHENSIVE LOSS	$ (48,930)	$ (60,734)	$ (191,415)

Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive (Loss) Gain	Deferred Compensation Plan Trust	Treasury Stock
Beginning balance at Dec. 31, 2009	$ 356,593		$ 25,436	$ 362,189	$ (4,597)	$ (149)	$ (124)	$ (26,162)
Net loss	(185,418)				(185,418)
Other comprehensive income (loss)	(5,997)					(5,997)
Issuance of preferred stock (See Note 21)	88,009	88,009
Redemption of preferred stock (See Note 21)	(88,009)	(88,009)
Issuance of common stock	107,947		26,983	81,074			(110)
Preferred and common stock issuance costs (See Note 21)	(7,495)			(7,495)
Stock-based compensation	2,612		45	2,567
Ending balance at Dec. 31, 2010	268,242		52,464	438,335	(190,015)	(6,146)	(234)	(26,162)
Net loss	(67,505)				(67,505)
Other comprehensive income (loss)	6,771					6,771
Issuance of preferred stock (See Note 21)	99,551		34,930	64,621
Issuance of common stock	1,137		354	742			41
Preferred and common stock issuance costs (See Note 21)	(571)			(571)
Stock-based compensation	1,458		77	1,381
Ending balance at Dec. 31, 2011	309,083		87,825	504,508	(257,520)	625	(193)	(26,162)
Net loss	(50,491)				(50,491)
Other comprehensive income (loss)	1,561					1,561
Issuance of common stock	1,127		396	794			(63)
Stock-based compensation	1,315		80	1,235
Ending balance at Dec. 31, 2012	$ 262,595		$ 88,301	$ 506,537	$ (308,011)	$ 2,186	$ (256)	$ (26,162)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net (loss) income	$ (50,491)	$ (67,505)	$ (185,418)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	57,215	74,266	101,518
Increase (decrease) in reserve for unfunded commitments	232	(1,109)	525
Depreciation, amortization and accretion	12,700	11,978	11,574
Goodwill impairment	0	0	89,706
Impairment of bank properties and equipment and real estate owned	1,736	1,394	277
Impairment charge on available for sale securities		250	1,329
Net gain on sales and calls of investment securities	(151)	(1,901)	(4,673)
Loss (gain) on real estate owned	345	(26)	(18)
Purchase of trading securities		(41,371)
Proceeds from sale of trading securities		41,367
Increase in fair value of interest rate lock commitments	(847)
Gain on sale of loans	(8,414)	(3,247)	(3,560)
Increase in cash surrender value of BOLI	(1,987)	(2,199)	(2,074)
Deferred income taxes			20,342
Stock-based compensation	1,315	1,458	2,612
Shares contributed to employee benefit plans	(1,126)	1,096	644
Credit valuation adjustments	54	(2,042)	1,948
Change in fair value of residential mortgage loans held-for-sale	(2,065)
Mortgage loans originated for sale	(471,185)	(141,482)	(189,077)
Proceeds from the sale of mortgage loans	405,842	135,895	185,520
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable	858	1,092	2,231
Other assets	4,378	12,629	5,373
Other liabilities	11,698	11,872	(1,169)
Net cash (used in) provided by operating activities	(37,641)	32,415	37,610
INVESTING ACTIVITIES
Purchases of investment securities available for sale	(117,411)	(248,524)	(465,629)
Purchases of investment securities held to maturity	(250)
Net (purchase) redemption of restricted equity securities	(2,060)	1,764	(2,091)
Proceeds from maturities, prepayments or calls of investment securities available for sale	141,795	151,002	246,278
Proceeds from maturities, prepayments or calls of investment securities held to maturity	676	1,693	3,911
Proceeds from sale of investment securities available for sale	47,500	63,001	175,381
Proceeds from the sale of commercial real estate loans		98,628	54,808
Net (increase) decrease in loans	(67,475)	12,447	51,794
Purchases of bank properties and equipment	(3,869)	(8,384)	(5,090)
Return of surrender value of BOLI		2,230	5,171
Proceeds from sale of real estate owned	3,559	1,597	8,049
Insurance proceeds from real estate owned			154
Net cash provided by investing activities	2,465	75,454	72,736
FINANCING ACTIVITIES
Net increase (decrease) in deposits	45,247	(272,105)	31,192
Net repayments of federal funds purchased			(89,000)
Net repayments of securities sold under agreements to repurchase - customer	(3,700)	(639)	(12,370)
Repayments of short-term advances from FHLBNY	(1,318)	(1,266)	(11,216)
Borrowings of long-term advances from FHLBNY	60,000
Repayments under securities sold under agreements to repurchase - FHLB	(15,000)
Repayment of obligation under capital lease	(259)	(243)	(190)
Proceeds from the issuance of preferred stock (see Note 21)			88,009
Redemption of preferred stock			(88,009)
Preferred stock issuance costs			(7,495)
Common stock issuance costs		(571)
Proceeds from issuance of common stock		99,551	106,839
Net cash provided by (used in) financing activities	84,970	(175,273)	17,760
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	49,794	(67,404)	128,106
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	119,822	187,226	59,120
CASH AND CASH EQUIVALENTS, END OF YEAR	169,616	119,822	187,226
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	21,137	25,048	32,766
Income taxes paid		154	110
SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS
Transfer of real estate owned to bank property			1,900
Transfer of loans or bank properties to real estate owned	7,679	3,344	4,625
Transfer of loans from held-for-sale to held-for-investment	9,905	6,374	2,985
Commitments to purchase investment securities			$ 2,500

Nature of Operations	12 Months Ended
Dec. 31, 2012
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Sun Bancorp, Inc. (the “Company”) is registered as a bank holding company under the Bank Holding Company Act of 1956, as amended. The Company is the parent company of Sun National Bank (the “Bank”), a national bank and the Company’s principal wholly owned subsidiary. The Bank’s wholly owned subsidiaries are Sun Financial Services, L.L.C., and 2020 Properties, L.L.C. and 4040 Properties, L.L.C. The Bank’s former subsidiary, Sun Home Loans, Inc., was merged into the Bank on September 16, 2011, pursuant to New Jersey Law.

The Company’s principal business is to serve as a holding company for the Bank. The Bank is in the business of attracting customer deposits through its Community Banking Centers and investing these funds, together with borrowed funds and cash from operations, in loans, primarily commercial real estate, small business, residential mortgage and non-real estate loans, as well as mortgage-backed and investment securities. The principal business of Sun Financial Services, L.L.C. is to offer mutual funds, securities brokerage, annuities and investment advisory services through the Bank’s Community Banking Centers. The principal business of 2020 Properties, L.L.C. and 4040 Properties, L.L.C. is to acquire and thereafter liquidate certain real estate and other assets in satisfaction of debts previously contracted by the Bank. The Company’s various capital trusts, Sun Capital Trust V, Sun Capital Trust VI, Sun Capital Trust VII, Sun Statutory Trust VII and Sun Capital Trust VIII, collectively, the “Issuing Trusts,” are presented on a deconsolidated basis. The Issuing Trusts, consisting of Delaware business trusts and one business trust operating in Connecticut, hold junior subordinated debentures issued by the Company.

Through the Bank, the Company provides commercial and consumer banking services. As of December 31, 2012, the Company had 62 locations throughout New Jersey.

The Company’s outstanding common stock is traded on the NASDAQ Global Select Market under the symbol “SNBC”. The Company is subject to the reporting requirements of the Securities and Exchange Commission (“SEC”). The Bank’s primary federal regulator is the Office of the Comptroller of the Currency (the “OCC”).

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation. The accounting and reporting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) and to general practices in the banking industry. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The significant estimates include the allowance for loan losses, goodwill, intangible assets, income taxes, stock-based compensation, and the fair value of financial instruments. Actual results may differ from these estimates under different assumptions or conditions.

Basis of Consolidation. The consolidated financial statements include, after all intercompany balances and transactions have been eliminated, the accounts of the Company, its principal wholly owned subsidiary, the Bank, and the Bank’s wholly owned subsidiaries, Sun Financial Services, L.L.C., 2020 Properties, L.L.C., and 4040 Properties, L.L.C. In accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 810, Consolidation, the Issuing Trusts are deconsolidated. See Note 14 of the Notes to Consolidated Financial Statements for additional information on the Company’s participation in the Issuing Trusts.

Segment Information. In accordance with FASB ASC 280, Segment Reporting (FASB ASC 280), the Company has one reportable operating segment, “Community Banking.” All of the Company’s activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others. For example, lending is dependent upon the ability of the Company to fund itself with deposits and other borrowings, and manage interest rate and credit risk. Accordingly, all significant operating decisions are based upon analysis of the Company as one segment or unit.

Cash and Cash Equivalents. Cash and cash equivalents includes cash and amounts due from banks, interest-earning bank balances and federal funds sold, all of which have original maturity dates of 90 days or less.

Investment Securities. The Company’s investment securities include both held-to-maturity and available-for-sale. The purchase and sale of the Company’s investment securities are recorded based on trade date accounting. At December 31, 2012 and 2011, the Company had no unsettled transactions. The following provides further information on the Company’s accounting for debt securities:

Held-to-Maturity - Investment securities that management has the positive intent and ability to hold until maturity are classified as held-to-maturity and carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Available- for-Sale – Investment securities that will be held for indefinite periods of time, including securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity, and changes in the availability and the yield of alternative investments, are classified as available-for-sale. These assets are carried at their estimated fair value. Fair values are based on quoted prices for identical assets in active markets, quoted prices for similar assets in markets that are either actively or not actively traded, or in some cases where there is limited activity or less transparency around inputs, internally developed discounted cash flow models. Unrealized gains and losses are excluded from earnings and are reported net of tax in accumulated other comprehensive income (loss) on the consolidated statements of financial condition until realized, including those recognized through the non-credit component of an other-than-temporary impairment (“OTTI”) charge.

Trading – From time to time, the Company purchases debt securities principally for the purpose of selling in the near-term. Any trading security balances held as of the reporting date are classified as held-for-trading and accounted for at fair value. Realized and unrealized gains and losses on trading securities are included in other income on the consolidated statements of operations. Fair values of trading securities are based on quoted market prices, pricing models (utilizing indicators of general market conditions or other economic measurements), or management’s estimates of amounts to be realized on settlement, assuming current market conditions and an orderly disposition over a reasonable period of time. The Company had no investment securities classified as trading at December 31, 2012 and 2011.

In accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets (FASB ASC 325-40), and FASB ASC 320, Investment – Debt and Equity Securities (FASB ASC 320), the Company evaluates its securities portfolio for OTTI throughout the year. Each investment, which has a fair value less than the book value, is reviewed on a quarterly basis by management. Management considers, at a minimum, whether the following factors exist that, both individually or in combination, could indicate that the decline is other-than-temporary: (a) the Company has the intent to sell the security; (b) it is more likely than not that it will be required to sell the security before recovery; and (c) the Company does not expect to recover the entire amortized cost basis of the security. Among the factors that are considered in determining the Company’s intent is a review of capital adequacy, interest rate risk profile and liquidity at the Company. An impairment charge is recorded against individual securities if the review described above concludes that the decline in value is other-than-temporary. During 2012, it was determined there were no other-than-temporarily impaired investments. As a result, the Company did not record credit related OTTI charges through earnings during the year ended December 31, 2012 as compared to $250 thousand for the year ended December 31, 2011 and $1.3 million for the year ended December 31, 2010.

Loans Held-for-Sale. The Company had $120.9 million and $23.2 million of loans held-for-sale at December 31, 2012 and 2011, respectively. The balance at December 31, 2012 includes $99.0 million of residential mortgages originated with the intent to sell which are recorded at fair value and $21.9 million of commercial real estate loans, recorded at lower of cost or market. Effective July 1, 2012, the Company elected the fair value option under FASB ASC 825, The Fair Value Option for Financial Instruments, (“FASB ASC 825”), on its residential mortgage loans held-for-sale portfolio. This election resulted in a positive market value adjustment of $2.1 million, which was recognized in gain on sale of loans on the consolidated statements of operations for the twelve months ended December 31, 2012. At December 31, 2011, loans held-for-sale were carried at the lower of cost or estimated fair value, on an aggregate basis.

Deferred Loan Fees. Loan fees on loans held-for-investment, net of certain direct loan origination costs, are deferred and the balance is amortized to income as a yield adjustment over the life of the loan using the interest method. Loan fees on loans held-for-sale, net of certain direct loan origination costs, are deferred until the related loans are sold and are included in the determination of the gains or losses upon sale, which are reported in gain on sale of loans in the consolidated statements of operations.

Allowance for Loan Losses. The allowance for loan losses is determined by management based upon past experience, evaluation of estimated loss and impairment in the loan portfolio, current economic conditions and other pertinent factors. The allowance for loan losses is maintained at a level that management considers adequate to provide for estimated losses and impairment based upon an evaluation of known and inherent risk in the loan portfolio. Loan impairment is evaluated based on the fair value of collateral. While management uses the best information available to make such evaluations, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used in making the evaluations.

The provision for loan losses is based upon historical loan loss experience, a series of qualitative factors and an evaluation of estimated losses in the current commercial loan portfolio, including the evaluation of impaired loans under FASB ASC 310, Receivables (“FASB ASC 310”). Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform. A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in the loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historic loss experience qualitative factors. Included in these qualitative factors are:

•	Levels of past due, classified and non-accrual loans, troubled debt restructurings and modifications

•	Nature and volume of loans

•	Changes in lending policies and procedures, underwriting standards, collections, charge-offs and recoveries, and for commercial loans, the level of loans being approved with exceptions to policy

•	Experience, ability and depth of management and staff

•	National and local economic and business conditions, including various market segments

•	Quality of the Company’s loan review system and degree of Board oversight

•	Concentrations of credit by industry, geography and collateral type, with a specific emphasis on real estate, and changes in levels of such concentrations

•	Effect of external factors, including the deterioration of collateral values, on the level of estimated credit losses in the current portfolio

Commercial loans, including commercial real estate loans, are placed on non-accrual at the time the loan is 90 days delinquent unless the credit is well secured and in the process of collection. Generally, commercial loans and commercial real estate loans are charged-off no later than 180 days delinquent unless the loan is well secured and in the process of collection, or other extenuating circumstances support collection. Residential real estate loans are typically placed on non-accrual at the time the loan is 90 days delinquent. Other consumer loans are typically charged-off at 180 days delinquent. In all cases, loans must be placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

Restricted Equity Securities. Certain securities are classified as restricted equity securities because ownership is restricted and there is not an established market for their resale. These securities are carried at cost and are evaluated for impairment on a quarterly basis.

Bank Properties and Equipment. Land is carried at cost. Bank properties and equipment are stated at cost, less accumulated depreciation. Depreciation, which is recorded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Equipment	Three to 10 years

Real Estate Owned. Real estate owned is comprised of property acquired through foreclosure, deed in lieu and bank property that is not in use. Property acquired through foreclosure is carried at the lower of cost or fair value of the property based on an appraisal less estimated disposal costs. Credit losses arising from foreclosure transactions are charged against the allowance for loan losses. Bank properties are carried at the lower of cost or fair value less estimated disposal cost. Costs to maintain real estate owned and any subsequent gains or losses are included in real estate owned expense, net on the Company’s consolidated statements of operations.

Goodwill and Intangible Assets. Goodwill is the excess of the fair value of liabilities assumed over the fair value of tangible and identifiable intangible assets acquired in a business combination. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company tests goodwill for impairment annually as of December 31. The Company elected to not apply the qualitative evaluation option permitted under Accounting Standards Update (“ASU”) 2011-8, Intangibles – Goodwill and Other (Topic 35): Testing Goodwill for Impairment issued in September 2011. Therefore, the Company utilizes the two-step goodwill impairment test outlined in FASB ASC 350, Intangibles – Goodwill and Other (“FASB ASC 350”). Step one, which is used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. A reporting unit is an operating segment, or one level below an operating segment, as defined in FASB ASC 280. If the fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is not considered impaired and step two is therefore unnecessary. If the carrying amount of the reporting unit exceeds its fair value, the second step is performed to measure the amount of the impairment loss, if any. At December 31, 2012, the Company performed its annual goodwill impairment test, and step one of the analysis indicated that the Company’s fair value was greater than its carrying value; therefore, the Company’s goodwill was not impaired at December 31, 2012.

Intangible assets, net on the consolidated statements of financial condition, consist of core deposit intangibles, net of accumulated amortization from the Bank’s previous acquisitions. Core deposit intangibles are amortized using the straight-line method based on the characteristics of the particular deposit type and are evaluated annually for impairment. See Note 10 for further details on goodwill and intangible assets.

Bank Owned Life Insurance (“BOLI”). The Company has purchased life insurance policies on certain key employees. These policies are recorded at their cash surrender value, or the amount that can be realized in accordance with FASB ASC 325-30, Investments in Insurance Contracts. At December 31, 2012, the Company had $25.4 million invested in a general account and $51.5 million in a separate account, for a total BOLI cash surrender value of $76.9 million. The BOLI separate account is invested in a mortgage-backed securities fund, which is managed by an independent investment firm. Pricing volatility of these underlying instruments may have an impact on investment income; however, the fluctuations would be partially mitigated by a stable value wrap agreement which is a component of the separate account. Income from these policies and changes in the cash surrender value are recorded in BOLI income of the consolidated statements of operations.

Long-Lived Assets. Management evaluates the carrying amount of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Measurement of an impaired loss for long-lived assets and intangibles with definite lives would be based on the fair value of the asset. The Company recognized impairment losses of $37 thousand, $338 thousand and $123 thousand for the years ended December 31, 2012, 2011 and 2010, respectively, on long-lived assets. Impairment losses on long-lived assets are recorded in other expense in the Company’s consolidated statements of operations.

Loan Servicing Assets. The Company originates certain Small Business Administration (“SBA”) loans for sale to institutional investors. In accordance with FASB ASC 860, Transfers and Servicing (“FASB ASC 860”), the cost of loans sold is allocated between the servicing rights, the retained portion of the loan and the sold portion of the loan based on the relative fair values of each.

Loan servicing rights are amortized in proportion to, and over the period of, estimated net servicing income. In accordance with FASB ASC 860, the Company regularly evaluates the loan servicing asset for impairment. Because loans are sold individually and are not pooled, the Company does not stratify groups of loans based on risk characteristics for purposes of measuring impairment. The Company measures the loan servicing assets by estimating the present value of expected future cash flows for each servicing asset, based on their unique characteristics and market-based assumptions for prepayment speeds and records a valuation allowance for the amount by which the carrying amount of the servicing asset exceeds the fair value. The gross carrying value of the Company’s loan servicing assets was $389 thousand and $429 thousand at December 31, 2012 and 2011, respectively. The fair value of the loan servicing rights is determined by valuation techniques. Valuation adjustments to the loan servicing assets for the years ended December 31, 2012, 2011 and 2010 were $95 thousand, of expense, $0 and $0, respectively. These adjustments are reflected in other income on the consolidated statements of operations. The valuation allowance for the loan servicing assets at December 31, 2012 and 2011 was $118 thousand and $23 thousand, respectively. The net carrying value of the loan servicing asset is included within other assets on the consolidated statements of financial condition.

Securities Sold Under Agreements to Repurchase. The Company enters into sales of securities under agreements to repurchase with its customers and the Federal Home Loan Bank of New York (“FHLBNY”). In accordance with FASB ASC 860, these agreements are treated as financings, and the obligations to repurchase securities sold are reflected as a liability in the consolidated statements of financial condition. Securities pledged as collateral under agreements to repurchase are reflected as assets in the accompanying consolidated statements of financial condition.

Accounting for Derivative Financial Instruments and Hedging Activities. The Company recognizes all derivative instruments at fair value as either assets or liabilities in other assets or other liabilities on the consolidated statements of financial condition. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship. For derivatives not designated as hedges, the gain or loss is recognized in current earnings.

The Company’s derivative financial instruments are not exchange-traded and therefore are valued utilizing models that use as their basis readily observable market parameters, specifically the LIBOR swap curve, and are classified within Level 2 of the valuation hierarchy.

Accumulated Other Comprehensive Loss. The Company classifies items of accumulated other comprehensive loss by their nature and displays the accumulated balance of accumulated other comprehensive loss separately from retained earnings and additional paid-in capital in the equity section of the consolidated statements of financial condition. Amounts categorized as accumulated other comprehensive loss represent net unrealized gains or losses on investment securities available for sale, net of tax and the non-credit portion of any OTTI loss not recorded in earnings. Reclassifications are made to avoid double counting items which are displayed as part of net income for the period. These reclassifications for the years ended December 31, 2012, 2011, and 2010 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2012			2011			2010
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding gain (loss) on securities available for sale during the year	$2,788	$(1,139)	$1,649	$13,053	$(5,332)	$7,721	$(2,903)	$1,138	$(1,765)
Less:
Reclassification adjustment for net gain included in net income	(151)	63	(88)	(1,855)	757	(1,098)	(4,673)	1,831	(2,842)
Reclassification adjustment for net impairment loss recognized in earnings (1)	—	—	—	250	(102)	148	1,329	(521)	808
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss	—	—	—	—	—	—	(3,615)	1,417	(2,198)

Net unrealized gain (loss) on securities available for sale	$2,637	$(1,076)	$1,561	$11,448	$(4,677)	$6,771	$(9,862)	$3,865	$(5,997)

(1)	All amounts are included in non-interest income in the Consolidated statements of operations.

Treasury Stock. Stock held in treasury by the Company is accounted for using the cost method which treats stock held in treasury as a reduction to total shareholders’ equity. At December 31, 2012 and 2011, the Company held 2,106,723 shares of treasury stock.

Stock-Based Compensation. The Company accounts for stock-based compensation issued to employees and non-employee directors, in accordance with the fair value recognition provisions of FASB ASC 718, Compensation - Stock Compensation, (“FASB ASC 718”). Under the fair value provisions of FASB ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. However, consistent with FASB ASC 718, the amount of stock-based compensation cost recognized at any date must at least equal the portion of the grant date value of the award that is vested at that date and, as a result, it may be necessary to recognize the expense using a ratable method. Although the provisions of FASB ASC 718 should generally be applied to non-employees, FASB ASC 505-50, Equity-Based Payments to Non-Employees, is used in determining the measurement date of the compensation expense for non-employees.

Determining the fair value of stock-based awards at measurement date requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited. If actual results differ significantly from these estimates or different key assumptions were used, it could have a material effect on the Company’s consolidated financial statements.

In accordance with FASB ASC 718, the fair value of the stock options granted is estimated on the date of grant using the Black-Scholes option pricing model which uses the assumptions noted in the table below. The expected term of a stock option is estimated using historical exercise behavior of employees at a particular level of management who were granted options with a comparable term. The stock options have historically been granted a 10 year term. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected volatility is based on the historical volatility of the Company’s stock price.

Significant weighted average assumptions used to calculate the fair value of the option awards for the years ended December 31, 2012, 2011 and 2010 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

Years Ended December 31,	2012	2011	2010
Fair value of options granted during the year	$1.52	$2.11	$2.75
Risk-free rate of return	0.98%	2.72%	3.05%
Expected term in months	61	78	111
Expected volatility	62%	47%	45%
Expected dividends (1)	$—	$—	$—

(1)	To date, the Company has not paid cash dividends on its common stock.

At December 31, 2012, the Company had five stock-based employee compensation plans, which are described more fully in Note 15.

Interest Income on Loans. Interest income on loans is credited to operations based upon the principal amount outstanding. Interest accruals are generally discontinued when a loan becomes 90 days past due, or when principal or interest is considered doubtful of collection. When interest accruals are discontinued unpaid, interest credited to income in the current year is reversed and unpaid interest accrued in the prior year is charged to the allowance for loan losses.

Income Taxes. The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 requires the recording of deferred income taxes that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Management exercises significant judgment in the evaluation of the amount and timing of the recognition of the resulting tax assets and liabilities. The judgments and estimates required for the evaluation are updated based upon changes in business factors and the tax laws. If actual results differ from the assumptions and other considerations used in estimating the amount and timing of tax recognized, there can be no assurance that additional expenses will not be required in future periods. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the consolidated statements of operations. Assessment of uncertain tax positions under FASB ASC 740 requires careful consideration of the technical merits of a position based on management’s analysis of tax regulations and interpretations. Significant judgment is applied when addressing the requirements of FASB ASC 740. At December 31, 2012, the Company had a valuation allowance of $113.4 million against its gross deferred tax asset. As the Company remained in a cumulative loss position, a full deferred tax valuation allowance is still appropriate at December 31, 2012. See Note 20 for additional information on the Company’s application of FASB ASC 740.

Loss Per Common Share. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, during the period. Diluted earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, after consideration of the potential dilutive effect of common stock equivalents, based upon the treasury stock method using an average market price of common shares sold during the period. Dilution is not considered when the Company is in a net loss position.

Recent Accounting Principles. In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this update aim to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account instead of directly to income or expense in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company is currently evaluating the impact of the adoption of this accounting standards update on its financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This amendment provides an entity with the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. This amendment is effective for public entities for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The guidance will have no impact on the Company as it does not have any indefinite-lived intangible assets.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). This amendment results in common offsetting requirements and disclosure requirements in GAAP and International Financial Reporting Standards (“IFRS”). This guidance is not intended to change, but enhance, the application requirements in FASB ASC 210, Balance Sheet (“FASB ASC 210”). This guidance is effective for public entities during interim and annual periods beginning after January 1, 2013. This guidance amends only the disclosure requirements and not the application of the accounting standard. In January 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this update clarify that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with FASB ASC 815, Derivatives and Hedging (“FASB ASC 815”), including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with FASB ASC 210 or FASB ASC 815 or subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The Company is currently evaluating the impact of the adoption of these accounting standards updates on its financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Subsequently in December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This guidance eliminates the presentation option of presenting the component of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, the updates to comprehensive income guidance require all nonowner changes in stockholders’ equity to be presented either in a single continuous statement of comprehensive income or two separate but consecutive statements. The Company elected to adopt the two statement approach. In this two statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income and the total of comprehensive income. These changes apply to both annual and interim financial statements. The Company adopted the new accounting guidance effective January 1, 2012, and applied it retrospectively to fiscal years 2011 and 2010. The adoption added the Condensed Consolidated Statements of Comprehensive Income but did not impact the Company’s results of operations, financial position, or cash flows.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, to achieve common fair value measurement and disclosure requirements between U.S. GAAP and international accounting principles. While the overall guidance is consistent with U.S. GAAP, the amendment includes additional fair value disclosure requirements. The amendments in the guidance are effective for interim and annual periods beginning after December 15, 2011. The adoption of this amendment did not have a material effect on the Company’s financial statements; however, the adoption did result in expanded fair value disclosures in Note 24.

Branch Sales and Consolidations	12 Months Ended
Dec. 31, 2012
Branch Sales and Consolidations [Abstract]
BRANCH SALES AND CONSOLIDATIONS

3. BRANCH SALES AND CONSOLIDATIONS

During 2012, the Company consolidated three owned branch offices and one leased branch office into existing branch offices. As a result of these consolidations, the Company added the three owned branch offices to the real estate owned portfolio in the amount of $1.4 million, which included a loss on the transfer of $236 thousand. No branch sales or consolidations occurred in 2011. During the third quarter of 2010, the Company consolidated four owned branch offices and one leased branch office into existing branch offices. In 2010, as a result of these consolidations, the Company added the four owned branch offices to the real estate owned portfolio in the amount of $1.3 million, which included a loss on the transfer of $130 thousand.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
INVESTMENT SECURITIES

4. INVESTMENT SECURITIES

The amortized cost of investment securities and the approximate fair value at December 31, 2012 and 2011 were as follows:

SUMMARY OF INVESTMENT SECURITIES

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012
Available for sale:
U.S. Treasury obligations	$9,998	$13	$—	$10,011
U.S. Government agencies	4,966	—	(17)	4,949
U.S. Government agency mortgage-backed securities	348,854	7,104	(980)	354,978
Other mortgage-backed securities	287	—	(1)	286
State and municipal obligations	36,848	3,322	—	40,170
Trust preferred securities	12,622	—	(6,740)	5,882
Corporate bonds	24,449	993	—	25,442
Other	1,464	—	—	1,464

Total available for sale	439,488	11,432	(7,738)	443,182

Held to maturity:
U.S. Government agency mortgage-backed securities	662	48	—	710
Other mortgage-backed securities	250	—	—	250

Total held to maturity	912	48	—	960

Total investment securities	$440,400	$11,480	$(7,738)	$444,142

December 31, 2011
Available for sale:
U.S. Treasury obligations	$11,999	$80	$—	$12,079
U.S. Government agencies
U.S. Government agency mortgage-backed securities	423,269	6,264	(629)	428,904
Other mortgage-backed securities	323	—	(27)	296
State and municipal obligations	45,424	3,373	(12)	48,785
Trust preferred securities	12,619	—	(7,711)	4,908
Corporate bonds	19,689	57	(338)	19,408

Other	1,165	—	—	1,165

Total available for sale	514,488	9,774	(8,717)	515,545

Held to maturity:
U.S. Government agency mortgage-backed securities	1,344	69	—	1,413
Other mortgage-backed securities	—	—	—	—

Total held to maturity	1,344	69	—	1,413

Total investment securities	$515,832	$9,843	$(8,717)	$516,958

During 2012, the Company had six securities called prior to maturity for $7.0 million of proceeds, resulting in gross realized gains and losses of $10 thousand and $93 thousand, respectively, eight available for sale securities were sold prior to maturity for gross proceeds of $47.5 million, which resulted in gross realized gains and losses of $475 thousand and $241 thousand, respectively and eight securities matured, generating $9.1 million of gross proceeds. During 2011, the Company had nine securities called prior to maturity for $27.0 million of proceeds, resulting in gross realized gains of $46 thousand, 22 available for sale securities were sold prior to maturity for gross proceeds of $61.4 million, which resulted in gross realized gains and losses of $1.9 million and $1.0 million, respectively, three trading securities were sold for gross proceeds of $42.2 million, resulting in gross realized gains of $880 thousand and 20 securities matured, generating $63.6 million of gross proceeds.

The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

GROSS UNREALIZED LOSSES BY INVESTMENT CATEGORY

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2012

U.S. Government agencies	$4,949	$(17)	$—	$—	$4,949	$(17)
U.S. Government agency mortgage-backed securities	69,145	(980)			69,145	(980)
Other mortgage-backed securities	286	(1)	—	—	286	(1)
Trust preferred securities	—	—	5,882	(6,740)	5,882	(6,740)

Total	$74,380	$(998)	$5,882	$(6,740)	$80,262	$(7,738)

December 31, 2011
U.S. Government agency mortgage-backed securities	$79,221	$(627)	$7,224	$(2)	$86,445	$(629)
Other mortgage-backed securities	—	—	296	(27)	296	(27)
State and municipal obligations	—	—	233	(12)	233	(12)
Corporate bonds	14,231	(338)	—	—	14,231	(338)
Trust preferred securities	—	—	4,908	(7,711)	4,908	(7,711)

Total	$93,452	$(965)	$12,661	$(7,752)	$106,113	$(8,717)

The Company determines whether unrealized losses are temporary in nature in accordance with FASB ASC 325-40, when applicable, and FASB ASC 320. The evaluation is based upon factors such as the creditworthiness of the underlying borrowers, performance of the underlying collateral, if applicable, and the level of credit support in the security structure. Management also evaluates other facts and circumstances that may be indicative of an OTTI condition. This includes, but is not limited to, an evaluation of the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuer.

For the year ended December 31, 2012, the Company’s investment impairment review did not identify any credit losses. For the year ended December 31, 2011, the Company’s investment impairment review identified credit losses of $250 thousand on a single issuer trust preferred security for which the Company had previously recorded an OTTI charge in 2010. Application of the guidance did not have an impact on any other securities in an unrealized loss position at December 31, 2012 or 2011.

The following is a roll-forward for the years ended December 31, 2012 and 2011 of OTTI charges recognized in earnings as a result of credit losses on investments:

CUMULATIVE OTTI RECOGNIZED IN OPERATIONS

At or for the Year Ended December 31, 2012	Amount
Cumulative OTTI, beginning of year	$10,203
Additional increase as a result of net impairment losses recognized on investments	—
Decrease as a result of the sale of an investment with net impairment losses	—

Cumulative OTTI, end of year	$10,203

At or for the Year Ended December 31, 2011	Amount
Cumulative OTTI, beginning of year	$10,683
Additional increase as a result of net impairment losses recognized on investments	250
Decrease as a result of the sale of an investment with net impairment losses	(730)

Cumulative OTTI, end of year	$10,203

U.S. Government Agencies. At December 31, 2012, the gross unrealized loss in the category of less than 12 months of $17 thousand consisted of one agency security with an estimated fair value of $4.9 million issued and guaranteed by a U.S. Government sponsored agency. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. As of December 31, 2012, management concluded that an OTTI did not exist on the aforementioned security based upon its assessment. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before its recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

U.S. Government Agency Mortgage-Backed Securities. At December 31, 2012, the gross unrealized loss in the category of less than 12 months of $980 thousand consisted of nine mortgage-backed securities with an estimated fair value of $69.1 million issued and guaranteed by a U.S. Government sponsored agency. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. As of December 31, 2012, management concluded that an OTTI did not exist on any of the aforementioned securities based upon its assessment. Management also concluded that it does not intend to sell the securities, and that it is not more likely than not it will be required to sell the securities, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of these securities.

Other Mortgage-Backed Securities. At December 31, 2012, the gross unrealized loss in the category of less than 12 months of $1 thousand consisted of one non-agency mortgage-backed security with an estimated fair value of $286 thousand. This security was rated “AA” by at least one nationally recognized rating agency. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. As of December 31, 2012, management concluded that an OTTI did not exist on this security and believes the unrealized loss is due to increases in market interest rates since the time the underlying security was purchased. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before its recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

Trust Preferred Securities. At December 31, 2012, the gross unrealized loss in the category of 12 months or longer of $6.7 million consisted of two trust preferred securities. The trust preferred securities are comprised of one non-rated single issuer security with an amortized cost of $3.8 million and an estimated fair value of $1.9 million, and one non-investment grade rated pooled security with an amortized cost of $8.8 million and estimated fair value of $3.9 million.

For the pooled security, the Company monitors each issuer in the collateral pool with respect to financial performance using data from the issuer’s most recent regulatory reports as well as information on issuer deferrals and defaults. Also the security structure is monitored with respect to collateral coverage and current levels of subordination. Expected future cash flows are projected assuming additional defaults and deferrals based on the performance of the collateral pool. The non-investment grade pooled security is in a senior position in the capital structure. The security had a 1.93 times principal coverage. As of the most recent reporting date interest has been paid in accordance with the terms of the security. The Company reviews projected cash flow analysis for adverse changes in the present value of projected future cash flows that may result in an other-than-temporary credit impairment to be recognized through earnings. The most recent valuations assumed no recovery on any defaulted collateral, no recovery on any deferring collateral and additional 3.6% defaults or deferrals’ every 3 years with no recovery rate. As of December 31, 2012, management concluded that an OTTI did not exist on the aforementioned security based upon its assessment. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

The financial performance of the single issuer trust preferred security is monitored on a quarterly basis using data from the issuer’s most recent regulatory reports to assess the probability of cash flow impairment. Expected future cash flows are projected incorporating the contractual cash flow of the security adjusted, if necessary, for potential changes in the amount or timing of cash flows due to the underlying creditworthiness of the issuer and covenants in the security.

In August 2009, the issuer of the single issuer trust preferred security elected to defer its normal quarterly dividend payment. As contractually permitted, the issuer may defer dividend payments up to five years with accumulated dividends, and interest on those deferred dividends, payable upon the resumption of its scheduled dividend payments. The issuer is currently operating under an agreement with its regulators. The agreement stipulates the issuer must receive permission from its regulators prior to resuming its scheduled dividend payments.

During the year ended December 31, 2012, the Company did not record a credit related OTTI charge related to this deferring single issuer trust preferred security. Based on the Company’s most recent evaluation, the Company does not expect the issuer to default on the security based primarily on the issuer’s subsidiary bank reporting that it meets the minimum regulatory requirements to be considered a “well-capitalized” institution. The Company recognizes that the length of time the issue has been in deferral, the difficult economic environment and some weakened performance measures, while recently improving, increases the probability that a full recovery of principal and anticipated dividends may not be realized. However, the Company concluded that an additional impairment charge is not warranted at December 31, 2012.

The amortized cost and estimated fair value of the investment securities, by contractual maturity, at December 31, 2012 is shown below. Actual maturities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

CONTRACTUAL MATURITIES OF INVESTMENT SECURITIES

	Available for Sale		Held to Maturity
December 31, 2012	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$11,437	$11,452	$—	$—
Due after one year through five years	24,697	25,691	250	250
Due after five years through ten years	12,971	13,735	—	—
Due after ten years	41,242	37,040	—	—

Total investment securities, excluding mortgage-backed securities	90,347	87,918	250	250

U.S. Government agency mortgage-backed securities	348,854	354,978	662	710
Other mortgage-backed securities	287	286	—	—

Total investment securities	$439,488	$443,182	$912	$960

At December 31, 2012, the Company had $127.0 million, amortized cost, and $132.0 million, estimated fair value, of investment securities pledged to secure public deposits. At December 31, 2012, the Company had $188.9 million, amortized cost, and $192.8 million, estimated fair value, of investment securities pledged as collateral on secured borrowings.

Loans Receivable	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowances for Loan Losses [Abstract]
LOANS RECEIVABLE

5. LOANS RECEIVABLE

The components of loans receivable, net were as follows:

Loan Components

December 31,	2012	2011
Commercial:
Commercial and industrial	$556,966	$551,396
CRE owner occupied	527,825	604,361
CRE non-owner occupied	584,857	626,795
Land and development	55,919	95,474
Consumer:
Home equity lines of credit	207,720	224,517
Home equity term loans	30,842	41,470
Residential real estate	273,413	100,438
Other	38,618	46,671

Total gross loans	2,276,160	2,291,122
Allowance for loan losses	(45,873)	(41,667)

Loans, net	$2,230,287	$2,249,455

Loans past due 90 days and accruing	$—	$154
Troubled debt restructuring, accruing	—	—

Loans on Non-accrual Status

December 31,	2012	2011
Commercial
Commercial and industrial	$12,156	$6,501
Commercial and industrial, held-for-sale	1,114	—
CRE owner occupied	14,957	32,579
CRE owner occupied, held-for-sale	3,223	—
CRE non-owner occupied	5,305	9,873
CRE non-owner occupied, held-for-sale	5,298	—
Land and development	20,897	32,088
Land and development, held-for-sale	589	—
Consumer:
Home equity lines of credit	3,714	3,620
Home equity term loans	1,226	1,246
Residential real estate	5,747	2,522
Other	658	1,227

Total non-accrual loans	$74,884	$89,656

Troubled debt restructurings, non-accrual	$18,244	$17,875

Troubled debt restructurings, non-accrual, held-for-sale	$2,499	$—

Many of the Company’s commercial and industrial loans have a real estate component as part of the collateral securing the accommodation. Additionally, the Company makes commercial real estate loans for the acquisition, refinance, improvement and construction of real property. Loans secured by owner-occupied properties are dependent upon the successful operation of the borrower’s business. If the operating company experiences difficulties in terms of sales volume and/or profitability, the borrower’s ability to repay the loan may be impaired. Loans secured by properties where repayment is dependent upon payment of rent by third-party tenants or the sale of the property may be impacted by loss of tenants, lower lease rates needed to attract new tenants or the inability to sell a completed project in a timely fashion and at a profit. At December 31, 2012, commercial and industrial loans secured by commercial real estate properties totaled $1.1 billion of which $527.8 million, or 47.44%, were classified as owner occupied and $584.9 million, or 52.56%, were classified as non-owner occupied.

        As of December 31, 2012, the Company had $24.3 million outstanding on 19 residential construction, commercial construction and land development relationships whose agreements included interest reserves. As of December 31, 2011, the Company had $31.4 million outstanding on 18 residential construction, commercial construction and land development relationships whose agreements included interest reserves. The total amount available in those reserves to fund interest payments was $3.6 million and $956 thousand for the periods ended December 31, 2012 and December 31, 2011, respectively. There were no relationships with interest reserves which were on non-accrual status as of December 31, 2012. The Company had six residential construction relationships with interest reserves of $3.4 million on non-accrual status as of December 31, 2011. As these relationships were in technical default, no additional funding of the interest reserves could have been made. Construction projects are monitored throughout their lives by professional inspectors engaged by the Company. The budgets for loan advances and borrower equity injections are developed at underwriting time in conjunction with the review of the plans and specifications for the project being financed. Advances of the Company’s funds are based on the prepared budgets and will not be made unless the project has been inspected by the Company’s professional inspector who must certify that the work related to the advance is in place and properly complete. As it relates to construction project financing, the Company does not extend, renew or restructure terms unless its borrower posts cash collateral in an interest reserve.

Included in the Company’s loan portfolio are modified commercial loans. Per FASB ASC 310-40, Troubled Debt Restructuring, a modification is one in which the creditor, for economic or legal reasons related to the debtor’s financial difficulties, grants a concession to the debtor that it would not otherwise consider, such as providing for a below market interest rate and/or forgiving principal or previously accrued interest; this modification may stem from an agreement or be imposed by law or a court, and may involve a multiple note structure. Generally, prior to the modification, the loans which are modified as a troubled debt restructuring (“TDR”) are already classified as non-performing. These loans may only be returned to performing (i.e. accrual status) after considering the borrower’s sustained repayment performance for a reasonable amount of time, generally six months; this sustained repayment performance may include the period of time just prior to the restructuring. During 2012, the Company entered into three TDR agreements. The Company granted a partial debt forgiveness on two of the agreements and permitted an advance on a defaulted relationship for the third TDR. As of December 31, 2012, the total carrying value of the TDR’s was $9.1 million, of which $0 was performing.

There was a commitment to lend additional funds on two non-accrual TDRs at December 31, 2012 of $962 thousand. Interest income not recognized as a result of the above non-accrual loans was $7.7 million, $4.9 million and $5.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. The amount of interest included in net income on these loans for the years ended December 31, 2012, 2011 and 2010 was $5.0 million, $3.8 million and $3.9 million, respectively.

Under approved lending decisions, the Company had commitments to lend additional funds totaling approximately $842.4 million and $423.4 million at December 31, 2012 and 2011, respectively. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on an individual basis. The type and amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the borrower.

Most of the Company’s business activity is with customers located within its local market area. Generally, commercial real estate, residential real estate and other assets are used to secure loans. The ultimate repayment of loans is dependent, to a certain degree, on the local economy and real estate market. As of December 31, 2012, the Company had $364.4 million in loans pledged as collateral on secured borrowings.

Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowances for Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES

6. ALLOWANCE FOR LOAN LOSSES

An analysis of the change in the allowance for loan losses is as follows:

Allowance for Loan Losses and Recorded Investment in Financing Receivables

	For the Year Ended December 31, 2012
	Commercial and industrial	Home Equity(1)	Residential Real Estate	Other	Total
Allowance for loan losses:

Beginning balance	$34,227	$2,566	$903	$3,971	$41,667
Charge-offs	(51,265)	(2,489)	(249)	(1,610)	(55,613)
Recoveries	1,950	450	14	190	2,604

Net charge-offs	(49,315)	(2,039)	(235)	(1,420)	(53,009)
Provision for loan losses	48,285	2,207	2,665	4,058	57,215

Ending balance	$33,197	$2,734	$3,333	$6,609	$45,873

Ending balance: individually evaluated for impairment	$951	$—	$98	$—	$1,049

Ending balance: collectively evaluated for impairment	$32,246	$2,734	$3,235	$6,609	$44,824

Financing Receivables:
Ending balance	$1,725,567	$238,562	$273,413	$38,618	$2,276,160

Ending balance: individually evaluated for impairment	$71,443	$4,756	$5,612	$631	$82,442

Ending balance: collectively evaluated for impairment	$1,654,124	$233,806	$267,801	$37,987	$2,193,718

(1)	Amount includes both home equity lines of credit and term loans

	For the Year Ended December 31, 2011
	Commercial and industrial	Home Equity(1)	Residential Real Estate	Other	Total
Allowance for loan losses:

Beginning balance	$76,759	$2,883	$661	$1,410	$81,713
Charge-offs	(112,108)	(3,337)	(1,064)	(1,303)	(117,812)
Recoveries	2,459	88	43	523	3,113

Net charge-offs	(109,649)	(3,249)	(1,021)	(780)	(114,699)
Provision for loan losses	67,117	2,932	1,263	2,954	74,266
Reserves transferred	—	—	—	387	387

Ending balance	$34,227	$2,566	$903	$3,971	$41,667

Ending balance: individually evaluated for impairment	$5,429	$—	$14	$47	$5,490

Ending balance: collectively evaluated for impairment	$28,798	$2,566	$889	$3,924	$36,177

Financing Receivables:
Ending balance	$1,878,026	$265,987	$100,438	$46,671	$2,291,122

Ending balance: individually evaluated for impairment	$98,916	$4,595	$2,522	$97	$106,130

Ending balance: collectively evaluated for impairment	$1,779,110	$261,392	$97,916	$46,574	$2,184,992

(1)	Amount includes both home equity lines of credit and term loans

At or for the Year Ended December 31,	2010
Balance, beginning of year	$59,953
Charge-offs	(80,802)
Recoveries	1,044

Net charge-offs	(79,758)
Provision for loan losses	101,518

Balance, end of year	$81,713

The allowance for loan losses was $45.9 million, $41.7 million and $81.7 million at December 31, 2012, 2011 and 2010, respectively. The ratio of allowance for loan losses to loans held-for-investment was 2.02%, 1.82% and 3.22% at December 31, 2012, 2011 and 2010, respectively.

The provision for loan losses charged to expense is based upon historical loan loss experience, a series of qualitative factors, and an evaluation of estimated losses in the current commercial loan portfolio, including the evaluation of impaired loans under FASB ASC 310. Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform.

A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in a loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses on the consolidated statements of operations. Impaired loans include accruing and non-accruing TDR loans. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historic loss experience and qualitative factors, which generally include consumer loans, residential real estate loans, and small business loans. In determining the appropriate level of the general pooled allowance, management makes estimates based on internal risk ratings, which take into account such factors as debt service coverage, loan-to-value ratios, management’s abilities, and certain external factors.

The following tables present the Company’s components of impaired loans, segregated by class of loans. Commercial and consumer loans that were collectively evaluated for impairment are not included in the data that follows:

Impaired Loans

For the Year Ended December 31, 2012

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$17,257	$19,260	$—	$14,977	$53	$53
Commercial & industrial, held for sale	1,125	2,252	—	1,987	—	—
CRE owner occupied	22,586	44,110	—	25,521	86	86
CRE owner occupied, held for sale	5,596	17,091	—	11,384	—	—
CRE non-owner occupied	5,305	9,761	—	14,452	24	24
CRE non-owner occupied, held for sale	5,428	9,583	—	5,269	—	—
Land and development	20,649	33,607	—	27,353	22	22
Land and development, held for sale	589	2,124	—	1,255	—	—
Consumer:
Residential real estate	5, 428	5,852	—	4,334	—	—
Home Equity Lines of Credit	3,582	4,610	—	2,942	9	9
Home Equity Term Loans	1,174	1,285	—	1,023	3	3
Other	631	1,489	—	231	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$—	$939	$—	$1,222	$—	$—
CRE owner occupied	4,649	8,779	649	6,029	—	—
Land and development	997	1,013	302	553	—	—
Consumer:
Residential Real Estate	184	194	98	71	—	—
Other	—	—	—	4	—	—

Total commercial	$84,182	$148,519	$951	$110,002	$185	$185
Total consumer	$10,999	$13,430	$98	$8,605	$12	$12

Impaired Loans

For the Year Ended December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$9,401	$12,778	$—	$9,180	$67	$67
CRE owner occupied	32,202	55,982	—	36,266	357	357
CRE non-owner occupied	7,308	8,584	—	15,299	36	36
Land and development	25,925	26,148	—	29,932	57	57
Consumer:
Residential real estate	2,433	2,758	—	470	—	—
Home Equity Lines of Credit	3,398	4,402	—	637	—	—
Home Equity Term Loans	1,197	1,306	—	228	—	—
Other	50	50	—	2	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$4,955	$6,110	$262	$13,368	$337	$337
CRE owner occupied	9,706	14,449	2,448	18,929	212	212
CRE non-owner occupied	2,565	3,468	229	6,211	438	438
Land and development	6,854	7,063	2,490	7,937	—	—
Consumer:
Residential Real Estate	89	164	14	45	—	—
Other	47	47	47	19	—	—

Total commercial	$98,916	$134,582	$5,429	$136,582	$1,504	$1,504
Total consumer	$7,214	$8,726	$61	$1,354	$—	$—

Impaired Loans

For the Year Ended December 31, 2010

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$8,650	$9,570	$—	$5,387	$58	$58
CRE owner occupied	32,325	65,398	—	37,502	18	18
CRE non-owner occupied	24,047	33,445	—	9,398	—	—
Land and development	21,044	33,387	—	12,343	9	9
Consumer:
Residential real estate	—	—	—	23	—	—
Other	—	—	—	644	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$26,938	$32,365	$6,109	$20,959	$454	$438
CRE owner occupied	20,365	25,099	4,800	22,463	433	420
CRE non-owner occupied	20,275	26,512	4,770	8,998	—	—
Land and development	27,085	28,460	5,401	9,209	29	29
Consumer:
Other	—	—	—	323	—	—

Total commercial	$180,729	$254,236	$21,080	$126,259	$1,001	$972
Total consumer	$—	$—	$—	$990	$—	$—

In accordance with FASB ASC 310, those impaired loans which are fully collateralized do not result in a specific allowance for loan losses. Included in impaired loans at December 31, 2012 were five TDR relationships (11 contracts), four of which were fully collateralized and one of which had specific reserves totaling $154 thousand. In addition, one of the TDRs at December 31, 2012 included a $6.5 million line of credit, of which $5.6 million was utilized and $939 thousand was available. One TDR included a commitment to lend additional funds of $23 thousand at December 31, 2012.

The following table presents an analysis of the Company’s TDR agreements entered into during the twelve months ended December 31, 2012:

Troubled Debt Restructuring as of December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Loans held-for-investment
CRE owner occupied	1	$8,955	$8,382
Land and development	1	371	749
CRE non-owner occupied	1	265	—

Troubled Debt Restructuring as of December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	4	$8,277	$7,855
CRE owner occupied	6	19,363	9,329
Land and development	1	1,745	691

Troubled Debt Restructurings That Subsequently Defaulted

For the Year Ended December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	1	$3,257	$5,225
CRE owner occupied (1)	3	10,928	3,525
Land and development	1	371	749

(1)	One of the above contracts was charged off during the twelve months ended December 31, 2012. The recorded investment on this contract is now $139 thousand. The other contracts are displayed in the table above outstanding as of December 31, 2012.

Troubled Debt Restructurings That Subsequently Defaulted

For the Year Ended December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial (1)	5	$8,400	$7,978
CRE owner occupied	7	18,922	9,451

(1)	One of the above contracts was charged off during the twelve months ended December 31, 2011. The recorded investment on this contract is now $0. The other contracts are displayed in the table above outstanding as of December 31, 2011.

The following tables present the Company’s distribution of risk ratings loan portfolio, segregated by class, as of December 31, 2012 and 2011:

Credit Quality Indicators

As of December 31, 2012

Credit Risk by Internally Assigned Grade

	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$479,983	$456,576	$544,645	$32,791	$200,429	$29,561	$265,139	$37,561
Special Mention	36,233	19,955	24,885	—	—	—	—	—
Substandard	40,750	51,294	15,327	23,128	7,291	1,281	8,274	1,057

Total	$556,966	$527,825	$584,857	$55,919	$207,720	$30,842	$273,413	$38,618

Credit Quality Indicators

As of December 31, 2011

Credit Risk by Internally Assigned Grade

	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$501,605	$515,555	$567,295	$42,268	$218,066	$40,138	$94,681	$44,821
Special Mention	26,062	24,483	30,013	5,799	—	—	—	—
Substandard	23,729	64,323	29,487	47,407	6,451	1,332	5,757	1,850

Total	$551,396	$604,361	$626,795	$95,474	$224,517	$41,470	$100,438	$46,671

The Company’s primary tool for assessing risk when evaluating a credit in terms of its underwriting, structure, documentation and eventual collectability is a risk rating system in which the loan is assigned a numeric value. Behind each numeric category is a defined set of characteristics reflective of the particular level of risk.

The risk rating system is based on a nine point grade using a two-digit scale. The upper five grades are for “pass” categories, while the lower four grades represent “criticized” categories which are equivalent to the guidelines utilized by the OCC.

The portfolio manager is responsible for assigning, maintaining, and documenting accurate risk ratings for all commercial loans and commercial real estate loans. The portfolio manager assigns a risk rating at the inception of the credit, reaffirms it at each renewal, extension, or modification, and adjusts the rating based on the performance of the credit. As part of the credit review process, a regional credit officer will review risk ratings for accuracy. The portfolio manager’s risk rating will also be reviewed periodically by the loan review department and the Bank’s regulators.

To calculate risk ratings in a consistent fashion, the Company uses a Risk Rating Form that provides for a numerical grade to be assigned to up to six characteristics of a credit including elements of its financial condition, abilities of management, position in the market, collateral support and the impact of changing conditions. When combined, an overall risk rating is provided. A separate set of risk rating elements are provided for credits associated with the financing of real estate projects.

The following tables present the Company’s analysis of past due loans, segregated by class of loans, as of December 31, 2012 and 2011:

Aging of Receivables

For the Year Ended December 31, 2012

	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$3,192	$797	$2,350	$6,339	$550,627	$556,966	$—
CRE owner occupied	5,828	223	10,811	16,862	510,963	527,825	—
CRE non-owner occupied	4,037	1	2,974	7,012	577,845	584,857	—
Land and development	3,823	—	12,139	15,962	39,957	55,919	—
Consumer:
Home equity lines of credit	2,296	880	2,518	5,694	202,026	207,720	—
Home equity term loans	960	340	972	2,272	28,570	30,842	—
Residential real estate	8,387	328	5,288	14,003	259,410	273,413	—
Other	599	273	499	1,371	37,247	38,618	—

Total	$29,122	$2,842	$37,551	$69,515	$2,206,645	$2,276,160	$—

Aging of Receivables

For the Year Ended December 31, 2011

	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$1,024	$4,600	$6,407	$12,031	$539,365	$551,396	$—
CRE owner occupied	6,408	1,176	35,003	42,587	561,774	604,361	—
CRE non-owner occupied	2,187	4,981	8,398	15,566	611,229	626,795	—
Land and development	371	—	32,088	32,459	63,015	95,474	—
Consumer:
Home equity lines of credit	2,001	1,016	3,182	6,199	218,318	224,517	138
Home equity term loans	687	145	1,200	2,032	39,438	41,470	—
Residential real estate	3,324	565	2,307	6,196	94,242	100,438	—
Other	891	227	902	2,020	44,651	46,671	16

Total	$16,893	$12,710	$89,487	$119,090	$2,172,032	$2,291,122	$154

Restricted Equity Investments	12 Months Ended
Dec. 31, 2012
Restricted Equity Investments [Abstract]
RESTRICTED EQUITY INVESTMENTS

7. RESTRICTED EQUITY INVESTMENTS

The Company, through the Bank, is a member of the FRB, the FHLBNY and Atlantic Central Bankers Bank, and is required to maintain an investment in the capital stock of each. These investments are restricted in that they can only be redeemed by the issuer at par value. These securities are carried at cost and the Company did not identify any events or changes in circumstances that may have had an adverse effect on the value of the investments in accordance with FASB ASC 942, Financial Services – Depository and Lending. As of December 31, 2012, management does not believe that an impairment of these holdings exists and expects to recover the entire cost of these securities.

The Company’s restricted equity investments at December 31, 2012 and 2011 were as follows:

RESTRICTED EQUITY INVESTMENTS

December 31,	2012	2011
FRB stock	$10,783	$10,536
FHLBNY stock	6,955	5,142
Atlantic Central Bankers Bank stock	148	148

Total	$17,886	$15,826

Bank Properties and Equipment	12 Months Ended
Dec. 31, 2012
Bank Properties and Equipment [Abstract]
BANK PROPERTIES AND EQUIPMENT

8. BANK PROPERTIES AND EQUIPMENT

Bank properties and equipment consist of the following major classifications:

SUMMARY OF BANK PROPERTIES AND EQUIPMENT

December 31,	2012	2011
Land	$8,998	$9,193
Buildings	30,617	31,689
Capital lease	8,630	8,630
Leasehold improvements and equipment	44,781	42,899

Total bank properties and equipment	93,026	92,411
Accumulated depreciation	(42,221)	(37,655)

Bank properties and equipment, net	$50,805	$54,756

The Company recognized depreciation expense of $5.7 million, $6.3 million and $5.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

On occasion, the Company engages construction related services from companies affiliated with certain directors under separate agreements with the Company. The Company did not engage in any construction related services with related parties during 2012, 2011 or 2010.

Real Estate Owned	12 Months Ended
Dec. 31, 2012
Real Estate Owned [Abstract]
REAL ESTATE OWNED

9. REAL ESTATE OWNED

Real estate owned consisted of the following:

SUMMARY OF REAL ESTATE OWNED

December 31,	2012	2011
Commercial properties	$5,382	$1,777
Residential properties	696	1,683
Bank properties	1,395	1,560

Total	$7,473	$5,020

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	Underlying Property
At or for the year ended December 31, 2012	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$1,777	$1,683	$1,560	$5,020
Transfers into real estate owned	6,000	315	1,365	7,680
Transfers into operations	—	—	—	—
Sale of real estate owned	(1,956)	(1,153)	(797)	(3,906)
Write down of real estate owned	(439)	(149)	(733)	(1,321)

Balance, end of year	$5,382	$696	$1,395	$7,473

During 2012, the Company transferred $7.7 million in book value of loans into real estate owned, including 23 commercial properties aggregating $6.0 million, three bank properties totaling $1.3 million, and four residential properties for $315 thousand. In 2012, the Company recorded $1.4 million of write-downs of real estate owned, including $149 thousand on the carrying value of four residential properties, $733 thousand on the carrying value of six bank properties, and $439 thousand on the carrying value of six commercial properties. There were 11 commercial properties, two bank properties and six residential properties, with carrying amounts of $2.0 million, $797 thousand and $1.2 million, respectively, sold during the year ended December 31, 2012, which resulted in a net gain of $345 thousand, which is included in real estate owned expense, net in the consolidated statements of operations. At December 31, 2012, the Company maintained 29 properties in the real estate owned portfolio, six of which are former bank branches.

Expenses applicable to real estate owned include the following:

REAL ESTATE OWNED EXPENSES, NET

Years Ended December 31,	2012	2011	2010
Net (gain) loss on sales of real estate	$345	$(26)	$(18)
Write-down of real estate owned	1,433	667	383
Operating expenses, net of rental income	580	545	436

Total	$2,358	$1,186	$801

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

10. GOODWILL AND INTANGIBLE ASSETS

In accordance with FASB ASC 350, the Company tests goodwill for impairment annually at year end and the current year analysis was performed at December 31, 2012.

In performing step one of the impairment analysis as defined by FASB ASC 350, the market value assigned to the Company’s stock was based upon an acquisition value relative to recent acquisition transactions by companies in the Company’s geographic proximity and comparable size. The acquisition value is sensitive to both the fluctuation of the Company’s stock price and the stock price and equity of peer companies. The analysis resulted in an estimated Company fair value above its carrying value, and therefore the Company was deemed to have no goodwill impairment during 2012. During the year ended December 31, 2011, the Company did not record a goodwill impairment charge. A goodwill impairment charge of $89.7 million was recorded in the year ended December 31, 2010. This was the total accumulated impairment of goodwill for the years ended December 31, 2012, 2011 and 2010.

The Company has a core deposit premium intangible asset that resulted from previous acquisitions. The carrying value of this asset was $3.3 million, and $6.9 million, at December 31, 2012 and 2011, respectively. The Company incurred amortization expense of $3.7 million, on its core deposit intangible during each of the years ended December 31, 2012, 2011 and 2010.

Information regarding the Company’s expected amortization expense is as follows:

AMORTIZATION OF INTANGIBLE ASSETS

Amount
Expected for Years Ended December 31,
2013	2,708
2014	554
Thereafter	—

Total	$3,262

Deposits	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
DEPOSITS

11. DEPOSITS

Deposits consist of the following major classifications:

SUMMARY OF DEPOSITS

December 31,	2012	2011
Interest-bearing demand deposits	$1,215,548	$1,244,590
Non-interest-bearing demand deposits	535,635	527,796
Savings deposits	264,155	262,044
Time deposits under $100,000	323,768	376,369
Time deposits $100,000 or more	256,725	177,747
Brokered time deposits	117,393	79,431

Total	$2,713,224	$2,667,977

A summary of time deposits by year of maturity is as follows:

MATURITIES OF TIME DEPOSITS (1)

Years Ended December 31,	Amount
2013	$437,006
2014	90,465
2015	76,362
2016	32,013
2017	61,415
Thereafter	625

Total	$697,886

(1)	Amounts include brokered time deposits.

A summary of interest expense on deposits is as follows:

SUMMARY OF INTEREST EXPENSE

Years Ended December 31,	2012	2011	2010
Savings deposits	$900	$1,412	$2,283
Time deposits	7,875	10,301	15,805
Interest-bearing demand deposits	4,778	7,024	10,692

Total	$13,553	$18,737	$28,780

Advances from the Federal Home Loan Bank of New York	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK

12. ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK

At December 31, 2012, the Company had fixed-rate advances from the FHLBNY of $61.4 million, which mature through 2022 with interest rates ranging from 1.60% to 5.87%. At December 31, 2011, the Company had fixed-rate advances from the FHLBNY of $2.7 million, which mature through 2018 with interest rates ranging from 3.78% to 5.87%. The weighted average interest rate at December 31, 2012 and 2011 was 2.10% and 4.62%, respectively. Interest expense on advances from the FHLBNY was $425 thousand, $153 thousand and $348 thousand for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in interest on funds borrowed on the consolidated statements of operations.

The contractual maturities of the Company’s fixed-rate advances from the FHLBNY at December 31, 2012 are as follows:

CONTRACTUAL MATURITIES OF ADVANCES FROM THE FHLBNY

Years Ended December 31,	Amount
2013	$299
2014	—
2015	—
2016	—
2017	—
Thereafter	61,116

Total	$61,415

Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

13. SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

The Company has overnight repurchase agreements with customers, as well as term repurchase agreements with the FHLBNY. At December 31, 2012 and 2011, customer repurchase agreements were $2.0 million with an interest rate of 0.17% and $5.7 million with interest rate of 0.08%, respectively. Interest expense on customer repurchase agreements was $7 thousand, $7 thousand and $30 thousand for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in interest on funds borrowed on the consolidated statements of operations. Collateral for customer repurchase agreements consisted of U.S. Treasury notes or securities issued or guaranteed by one of the U.S. Government sponsored agencies. The fair value of the collateral was approximately equal to the amounts outstanding.

At December 31, 2012, the Company did not have any FHLBNY repurchase agreements. At December 31, 2011, the Company had one FHLBNY repurchase agreement for $15.0 million with an interest rate of 4.84%. Interest expense on FHLBNY repurchase agreements was $472 thousand, $737 thousand and $737 thousand for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in interest on funds borrowed on the consolidated statements of operations. Collateral for the FHLBNY repurchase agreements consists of securities issued or guaranteed by one of the U.S. Government sponsored agencies. The fair value of the collateral exceeded the amount outstanding at December 31, 2012, 2011 and 2010.

A summary of securities sold under agreements to repurchase, interest rates, approximate average amounts outstanding and their approximate weighted average rates at December 31, 2012, 2011 and 2010 is as follows:

SUMMARY OF REPURCHASE AGREEMENTS

At or for the Years Ended December 31,	2012	2011	2010
FHLBNY repurchase agreements outstanding at year end	$—	$15,000	$15,000
Weighted average interest rate at year end	—%	4.84%	4.84%
Approximate average amount outstanding during the year	$18,333	$15,000	$15,000
Approximate weighted average rate during the year	2.30%	4.91%	4.91%

Repurchase agreements with customers outstanding at year end	$1,968	$5,668	$6,307
Weighted average interest rate at year end	0.17%	0.08%	0.21%
Approximate average amount outstanding during the year	$4,859	$6,659	$15,243
Approximate weighted average rate during the year	0.15%	0.10%	0.19%

The maximum month end amount of securities sold under agreements to repurchase for the years ended December 31, 2012 and 2011 is as follows:

SUMMARY OF MAXIMUM MONTH END REPURCHASE AGREEMENTS

December 31,	2012	2011
FHLBNY repurchase agreements	$45,000	$15,000
Repurchase agreements with customers	$7,278	$8,249

Junior Subordinated Debentures Held by Trusts that Issued Capital Debt	12 Months Ended
Dec. 31, 2012
Junior Subordinated Debentures Held by Trusts that Issued Capital Debt [Abstract]
JUNIOR SUBORDINATED DEBENTURES HELD BY TRUSTS THAT ISSUED CAPITAL DEBT

14. JUNIOR SUBORDINATED DEBENTURES HELD BY TRUSTS THAT ISSUED CAPITAL DEBT

The Company has established Issuer Trusts that have issued guaranteed preferred beneficial interests in the Company’s junior subordinated debentures. These Issuer Trusts are variable interest entities under FASB ASC 810-10, Consolidation (“FASB ASC 810-10”).

In accordance with FASB ASC 810-10, all the Issuer Trusts outstanding at December 31, 2012 and 2011 are deconsolidated. The junior subordinated debentures issued by the Company to the Issuer Trusts at December 31, 2012 and 2011 of $92.8 million are reflected as junior subordinated debentures in the Company’s consolidated statements of financial condition. The Company records interest expense on the corresponding debentures in its consolidated statements of operations. The Company also recorded the common capital securities issued by the Issuer Trusts in other assets in its consolidated statements of financial condition at December 31, 2012 and 2011.

The following is a summary of the outstanding capital securities issued by each Issuer Trust and the junior subordinated debentures issued by the Company to each Issuer Trust as of December 31, 2012.

SUMMARY OF CAPITAL SECURITIES AND JUNIOR SUBORDINATED DEBENTURES

December 31, 2012	Capital Securities			Junior Subordinated Debentures
Issuer Trust	Issuance Date	Stated Value	Distribution Rate	Principal Amount	Maturity	Redeemable Beginning
Sun Capital Trust V	December 18, 2003	$15,000	3-mo LIBOR plus 2.80%	$15,464	December 30, 2033	December 30, 2008
Sun Capital Trust VI	December 19, 2003	25,000	3-mo LIBOR plus 2.80%	25,774	January 23, 2034	January 23, 2009
Sun Statutory Trust VII	January 17, 2006	30,000	3-mo LIBOR plus 1.35%	30,928	March 15, 2036	March 15, 2011
Sun Capital Trust VII	April 19, 2007	10,000	6.428% Fixed	10,310	June 30, 2037	June 30, 2012
Sun Capital Trust VIII	July 5, 2007	10,000	3-mo LIBOR plus 1.39%	10,310	October 1, 2037	October 1, 2012

		$90,000		$92,786

On January 23, 2009 and December 30, 2008 the capital securities of Sun Capital Trust VI and Sun Capital Trust V, respectively, became eligible for redemption. As a result of the current interest environment, the Company has elected not to call these securities; however the Company maintains the right to call these securities in the future on the respective payment anniversary dates.

The Company’s capital securities are deconsolidated in accordance with GAAP and qualify as Tier 1 capital under federal regulatory guidelines. These instruments are subject to a 25% capital limitation under risk-based capital guidelines developed by the FRB. In March 2005, the FRB amended its risk-based capital standards to expressly allow the continued limited inclusion of outstanding and prospective issuances of capital securities in a bank holding company’s Tier 1 capital, subject to tightened quantitative limits. The FRB’s amended rule was to become effective March 31, 2009, and would have limited capital securities and other restricted core capital elements to 25% of all core capital elements, net of goodwill, less any associated deferred tax liability. On March 16, 2009, the FRB extended for two years the ability of bank holding companies to include restricted core capital elements as Tier 1 capital up to 25% of all core capital elements, including goodwill. The portion that exceeds the 25% capital limitation qualifies as Tier 2, or supplementary capital of the Company. Management currently operates under a capital plan for the Company and the Bank that is expected to allow the Company and the Bank to maintain regulatory capital levels at or above the levels set for them.

The Issuer Trusts are wholly owned unconsolidated subsidiaries of the Company and have no independent operations. The obligations of Issuer Trusts are fully and unconditionally guaranteed by the Company. The debentures are unsecured and rank subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. Interest on the debentures is cumulative and payable in arrears. Proceeds from any redemption of debentures would cause a mandatory redemption of capital securities having an aggregate liquidation amount equal to the principal amount of debentures redeemed.

Sun Statutory Trust VII has a fixed rate of 6.24% for a period of five years from the date of issuance and beginning in year six a variable rate of London Interbank Offered Rate (“LIBOR”) plus 1.35%. Sun Capital Trust VII has a fixed rate of 6.428% for a period of five years from the date of issuance and beginning in year six a variable rate of LIBOR plus 1.53%. Sun Capital Trust V, Sun Capital Trust VI, Sun Statutory Trust VII, Sun Capital Trust VII and Sun Capital Trust VIII do not have interest rate caps.

The Company has customarily relied on dividend payments from the Bank to fund junior subordinated debenture interest obligations. The amount available for payment of dividends to the Company by the Bank was $0 as of December 31, 2012 and no dividends may be paid by the Bank without OCC approval. Per the OCC Agreement, a dividend may only be declared if it is in accordance with the approved capital plan, the Bank remains in compliance with the capital plan following the payment of the dividend and the dividend is approved by the OCC. See Note 23 for additional information on dividend limitations.

Stock-Based Incentive Plans	12 Months Ended
Dec. 31, 2012
Stock-Based Incentive Plans and Employee and Director Stock Purchase Plans [Abstract]
STOCK-BASED INCENTIVE PLANS

15. STOCK-BASED INCENTIVE PLANS

In September 2010, the Board of Directors of the Company adopted a Stock-Based Incentive Plan (the “2010 Plan”). The purpose of the 2010 Plan, as is all of the Company’s stock-based plans, is to attract and retain personnel for positions of substantial responsibility and to provide additional incentive to officers, employees, directors, and other persons providing services to the Company, or any present or future parent or subsidiary of the Company to promote the long-term interests of the Company and its shareholders. The 2010 Plan authorizes the issuance of 4,900,000 shares of common stock pursuant to awards that may be granted in the form of options to purchase common stock and awards of shares of common stock. The maximum number of stock awards may not exceed 1,400,000 shares. Under the 2010 Plan, options expire ten years after the date of grant, unless terminated earlier under the option terms. For both options and stock awards, a Committee of non-employee directors has the authority to determine the conditions upon which the options granted will vest. At December 31, 2012, there were 232,647 options and 588,136 awards granted under the 2010 Plan.

In September 2010, the Board of Directors of the Company adopted a Performance Equity Plan (the “2010 Performance Plan”). The 2010 Performance Plan authorizes the issuance of 2,700,000 shares of common stock pursuant to awards that may be granted in the form of options at an exercise price which is 110% of the fair market value of the Company’s common stock on the date of grant. The purpose of the 2010 Performance Plan is to establish an effective link between incentive compensation and performance for officers and employees with the Company’s stockholders by rewarding actions that result in building long-term shareholder value. Under the 2010 Performance Plan, options expire ten years after the date of grant, unless terminated earlier under the option terms. For options, a Committee of non-employee directors has the authority to determine the conditions upon which the options granted will vest. At December 31, 2012, there were no options or stock awards granted under the 2010 Performance Plan.

The 2004 Stock Plan, as amended in 2009, (the “2004 Plan”), authorizes the issuance of 2,500,425 shares of common stock pursuant to awards that may be granted in the form of options to purchase common stock and awards of shares of common stock. The maximum number of stock awards that may be granted over time may not exceed 761,101 shares. At December 31, 2012, the amount of shares of common stock available for future grants under the 2004 Plan, as amended, was 328,174 shares, of which 9,495 shares are available for issuance as stock awards. Under the 2004 Plan, options expire 10 years after the date of grant, unless terminated earlier under the option terms. For both options and stock awards, a Committee of non-employee directors has the authority to determine the conditions upon which the options granted will vest. Each director and advisory director of the Company received compensation in the form of stock awards which were immediately vested upon issuance. There were 0, 0, and 220,534 stock awards issued from the 2004 Plan for the years ended December 31, 2012, 2011 and 2010, respectively. The Company granted 0, 16,500 and 763,994 options for the years ended December 31, 2012, 2011 and 2010, respectively, under the 2004 Plan. These options were granted at the then fair market value of the Company’s stock. During 2012, there were no options granted under the 2004 Plan. During 2011, there were 16,500 options granted under the 2004 Plan which vested evenly over four years beginning two years after the date of grant. During 2010, there were 503,300 options granted under the 2004 Plan which vested 25% immediately and the remaining 75% evenly over three years, 94,657 options granted which vest evenly over five years, 75,000 options granted that vest 100% two years after the date of grant, 47,037 options granted which vested immediately, and 44,000 options granted which vest evenly over four years beginning two years after the date of grant. There are 1,411,150 options outstanding and 263,611 non-vested restricted stock awards under the 2004 Plan at December 31, 2012.

In January 2006, as a result of the Advantage Bank (“Advantage”) acquisition, the Company assumed stock options previously granted under the Advantage Plans. Upon merger, all stock options under the Advantage Plans became fully vested and were converted to stock options of the Company. The number of shares of common stock that may be purchased pursuant to any such option is equal to the number of shares covered by the option multiplied by the merger exchange ratio, with the exercise price of each converted option equal to the original exercise price divided by the merger exchange ratio. Stock options previously granted under the Advantage Plans are both incentive and non-qualified and expire from 2012 through 2014. There are 136 stock options outstanding under these plans at December 31, 2012. No additional stock options will be granted under these plans.

In July 2004, as a result of the acquisition of Community Bancorp of New Jersey (“Community”), the Company assumed stock options previously granted under the Community Plans. Upon merger, all stock options under the Community Plans became fully vested and were converted to stock options of the Company. The number of shares of common stock that could have been purchased pursuant to any such option equaled the number of shares covered by the option multiplied by the merger exchange ratio, with the exercise price of each converted option equal to the original exercise price divided by the merger exchange ratio. Stock options previously granted under the Community Plans were both incentive and non-qualified and any remaining options expired in 2012. There are no stock options outstanding under these plans at December 31, 2012. No additional stock options will be granted under these plans.

Options granted under the 2002 Stock Option Plan (the “2002 Plan”) may be either qualified incentive options or nonqualified options as determined by the Compensation Committee of the Board of Directors or the Board of Directors. The 2002 Plan authorizes the issuance of 1,108,089 shares of common stock. The grant of reload options is authorized under the 2002 Plan. The award of a reload option allows the optionee to receive the grant of an additional stock option, at the then current market price, in the event that such optionee exercises all or part of an option (an “original option”) by surrendering already owned shares of common stock in full or partial payment of the option price under such original option. The exercise of an additional option issued in accordance with the reload feature will reduce the total number of shares eligible for award under the Plan. Under the 2002 Plan, the nonqualified options expire ten years and ten days after the date of grant, unless terminated earlier under the option terms. The qualified incentive options expire 10 years after the date of grant, unless terminated earlier under the option terms. The vesting provision of the 2002 Plan generally allows 20% of options granted to employees to vest six months after the date of grant, and 20% for each of the next four anniversaries of the grant, subject to employment and other conditions. The vesting provision of the 2002 Plan generally allows options granted to directors to vest as of the date of grant. At December 31, 2012, there were no options outstanding with the reload feature under the 2002 Plan and no shares available for grant.

There are no equity compensation plans providing for the issuance of shares of the Company which were not approved by the shareholders.

Options outstanding under the 2002, 2004, 2010, Community Plans and Advantage Plans are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING

	Incentive	Nonqualified	Total
Stock options granted and outstanding:
December 31, 2012 at prices ranging from $2.85 to $17.49 per share	835,097	950,060	1,785,157
December 31, 2011 at prices ranging from $3.09 to $17.49 per share	1,012,612	1,815,465	2,828,077
December 31, 2010 at prices ranging from $3.51 to $17.49 per share	846,377	1,353,234	2,199,611

Activity in the stock option plans for the years ended December 31, 2012, 2011 and 2010, respectively was as follows:

SUMMARY OF STOCK OPTION ACTIVITY

Years Ended December 31,	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Stock options outstanding, beginning of year	2,828,077	$7.94	2,728,139	$8.29	2,199,611	$9.51
Granted	232,647	2.92	242,500	4.28	763,994	4.77
Exercised	—	—	—	—	—	—
Forfeited	(74,776)	3.76	(63,095)	4.84	(29,521)	8.16
Expired	(1,200,791)	8.11	(79,467)	11.39	(205,945)	8.27

Stock options outstanding, end of year	1,785,157	$7.35	2,828,077	$7.94	2,728,139	$8.29

Stock options exercisable, end of year	1,178,775	$8.66	2,037,549	$8.73	1,750,189	$9.37

Stock options vested or expected to vest (1)	1,725,894	$7.44	2,599,466	$7.98	2,584,682	$8.36

(1)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

The weighted average grant date fair value per share of options granted during the years ended December 31, 2012, 2011 and 2010 were $1.52, $2.11 and $2.75, respectively. The aggregate intrinsic value of options outstanding at December 31, 2012, 2011 and 2010 was $132 thousand, $0, and $284 thousand, respectively.

No options were exercised during 2012, 2011 or 2010. The aggregate intrinsic value of options exercisable at December 31, 2012, 2011 and 2010 was $0.

A summary of the Company’s nonvested options at December 31, 2012, 2011 and 2010, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK OPTION ACTIVITY

Years Ended December 31,	2012		2011		2010
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock options outstanding, beginning of year	790,528	$5.90	977,950	$6.38	597,363	$15.31
Granted	232,647	2.92	242,500	4.28	763,994	4.77
Vested	(342,017)	6.30	(366,827)	6.29	(353,886)	17.82
Forfeited	(74,776)	3.76	(63,095)	4.84	(29,521)	8.16

Nonvested stock options outstanding, end of year	606,382	$4.79	790,528	$5.90	977,950	$6.38

At December 31, 2012, there was $923 thousand of total unrecognized compensation cost related to options granted under the stock option plans. That cost is expected to be recognized over a weighted average period of 2.6 years.

A summary of the Company’s nonvested stock awards at December 31, 2012, 2011 and 2010, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY

Years Ended December 31,	2012		2011		2010
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock awards outstanding, beginning of year	175,989	$6.07	309,481	$6.16	182,297	$7.67
Issued	588,136	2.88	—	—	176,250	4.76
Vested	(106,012)	5.57	(110,973)	6.56	(48,066)	6.79
Forfeited	(19,076)	3.21	(19,689)	4.83	(1,000)	3.54

Nonvested stock awards outstanding, end of year	639,037	$3.30	178,819	$6.05	309,481	$6.16

During 2012, 2011 and 2010, the Company issued 588,136, 0 and 176,250 shares of stock awards, respectively, that were valued at $1.8 million, $0 and $839 thousand, respectively, at the time these awards were granted. The value of these shares is based upon the closing price of the Company’s common stock on the date of grant. At December 31, 2012, there was $1.8 million of total unrecognized compensation cost related to these stock awards that is expected to be recognized over a weighted average period of 4.47 years. The total compensation expense recognized on stock awards which vested during 2012 was $469 thousand.

Employee and Director Stock Purchase Plans	12 Months Ended
Dec. 31, 2012
Stock-Based Incentive Plans and Employee and Director Stock Purchase Plans [Abstract]
EMPLOYEE AND DIRECTOR STOCK PURCHASE PLANS

16. EMPLOYEE AND DIRECTOR STOCK PURCHASE PLANS

In 1997, the Company adopted an Employee Stock Purchase Plan (“ESPP”) and a Directors Stock Purchase Plan (“DSPP”) (collectively, the “Purchase Plans”). Under the ESPP and the DSPP, as amended and restated in 2009, 323,254 shares and 119,216 shares, respectively, were reserved for issuance. Under the terms of the Purchase Plans, the Company grants participants an option to purchase shares of Company common stock with an exercise price equal to 95% of market prices. Under the ESPP, employees are permitted, through payroll deduction, to purchase up to $25,000 of fair market value of the Company’s common stock per year. Under the DSPP, directors are permitted to remit funds, on a regular basis, to purchase up to $25,000 of fair market value of the Company’s common stock per year. Participants incur no brokerage commissions or service charges for purchases made under the Purchase Plans. For the years ended December 31, 2012, 2011 and 2010 there were 38,787 shares, 36,167 shares and 25,321 shares, respectively, purchased through the ESPP. For the years ended December 31, 2012, 2011 and 2010, there were 16,754 shares, 15,538 shares and 11,497 shares, respectively, purchased through the DSPP. At December 31, 2012, there were 103,069 and 1,324 shares remaining in the ESPP and DSPP, respectively.

Benefits	12 Months Ended
Dec. 31, 2012
Benefits [Abstract]
BENEFITS

17. BENEFITS

The Company has established a 401(k) Retirement Plan (the “401(k) Plan”) for all qualified employees. Employees are eligible to participate in the 401(k) Plan following completion of 90 days of service and attaining age 21. The Company’s match begins after one year of service. Vesting in the Company’s match contribution accrues evenly over four years. Pursuant to the 401(k) Plan, employees can contribute up to 75% of their compensation to the maximum allowed by law. The Company will match 50% of the first 6% of the base contribution that an employee contributes. The Company match consists of a contribution of the Company’s common stock, at market value. The Company’s contribution to the 401(k) Plan was $670 thousand, $644 thousand and $641 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.

In April 2009, the Company established the Directors’ Deferred Fee Plan, a deferred stock compensation plan for members of its Board of Directors (the “Directors’ Plan”). The Directors’ Plan provides Directors with the opportunity to defer, for tax planning purposes, receipt of all or a portion of any Sun Bancorp, Inc. stock earned as compensation. The Directors’ Plan balance as of December 31, 2012 and 2011 was $256 thousand and $193 thousand, respectively.

In September 2010, in an effort to facilitate the succession plan of the Company’s Chairmanship, the Company established a Salary Continuation Plan (the “Salary Plan”) to compensate the Chairman of the Company for advising the incoming Chairman and the Board of Directors, as well as reward him for his many years of service to the Company. Under the Salary Plan, for a period of three years, the Chairman will receive a monthly payment equal to his base salary in effect and due to him at retirement. At December 31, 2012, the Company had an accrued liability of $1.0 million in other liabilities on the consolidated statements of financial condition related to the Salary Plan.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

18. COMMITMENTS AND CONTINGENT LIABILITIES

The Company, from time to time, may be a defendant in legal proceedings related to the conduct of its business. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the consolidated financial statements.

Letters of Credit. In the normal course of business, the Company has various commitments and contingent liabilities, such as customers’ letters of credit (including standby letters of credit of $40.5 million and $51.9 million at December 31, 2012 and 2011, respectively), which are not reflected in the accompanying consolidated financial statements. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. In the judgment of management, the financial condition of the Company will not be affected materially by the final outcome of any letters of credit.

Reserve for Unfunded Commitments. The Company maintains a reserve for unfunded loan commitments and letters of credit which is reported in other liabilities in the consolidated statements of financial condition consistent with FASB ASC 825, Financial Instruments. As of December 31, 2012, the Company records estimated losses inherent with unfunded loan commitments in accordance with FASB ASC 450, Contingencies, and estimated future obligations under letters of credit in accordance with FASB ASC 460, Guarantees. The methodology used to determine the adequacy of this reserve is integrated in the Company’s process for establishing the allowance for loan losses and considers the probability of future losses and obligations that may be incurred under these off-balance sheet agreements. The reserve for unfunded loan commitments and letters of credit as of December 31, 2012 and 2011 was $613 thousand and $381 thousand, respectively. Management believes this reserve level is sufficient to absorb estimated probable losses related to these commitments.

Reserve for residential mortgage loans sold with recourse. The Company maintains a reserve for residential mortgage loans sold with recourse to third-party purchasers which is reported in other liabilities in the consolidated statements of financial condition. As of December 31, 2012, the Company records estimated losses inherent with residential mortgage loans sold with recourse in accordance with FASB ASC 450, Contingencies. This reserve is determined based upon the probability of future losses which is calculated using historical Company and industry loss data. The reserve for residential mortgage loan recourse as of December 31, 2012 and 2011 was $325 thousand and $0, respectively. Management believes this reserve level is sufficient to address potential recourse exposure.

Leases. The following is a schedule of the Company’s future minimum lease payments under capital leases as of December 31, 2012:

FUTURE MINIMUM LEASE PAYMENTS UNDER OBLIGATIONS UNDER CAPITAL LEASES

Years Ended December 31,	Amount
2013	$776
2014	776
2015	797
2016	839
2017	839
Thereafter	7,819

Total minimum lease payments	11,846
Less: Amount representing interest	4,237

Present value of minimum lease payment, net	$7,609

The following table shows future minimum payments under noncancelable operating leases with initial terms of one year or more at December 31, 2012. Future minimum receipts under sub-lease agreements are deemed not material.

FUTURE MINIMUM PAYMENTS UNDER NONCANCELABLE OPERATING LEASES

Years Ended December 31,	Amount
2013	$4,177
2014	4,110
2015	3,928
2016	3,855
2017	3,529
Thereafter	26,001

Total minimum lease payments	$45,600

Rental expense, which is included in occupancy expense on the Company’s consolidated statements of operations for all leases was $4.8 million, $4.5 million and $4.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

19. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments involve, to varying degrees, interest rate, market and credit risk. The Company manages these risks as part of its asset and liability management process and through credit policies and procedures. The Company seeks to minimize counterparty credit risk by establishing credit limits and collateral agreements. The Company utilizes certain derivative financial instruments to enhance its ability to manage interest rate risk that exists as part of its ongoing business operations. In general, the derivative transactions entered into by the Company fall into one of two types: a fair value hedge of a specific fixed-rate loan agreement and an economic hedge of a derivative offering to a Bank customer. The Company does not use derivative financial instruments for trading purposes.

Fair Value Hedges - Interest Rate Swaps. The Company has entered into interest rate swap arrangements to exchange the periodic payments on fixed-rate commercial loan agreements for variable-rate payments based on the one-month London Interbank Offered Rate (“LIBOR”) without the exchange of the underlying principal. The interest rate swaps are designated as fair value hedges under FASB ASC 815, Derivatives and Hedging (“FASB ASC 815”), and are executed for periods and terms that match the related underlying fixed-rate loan agreements. The Company applies the “shortcut” method of accounting under FASB ASC 815, which assumes there is no ineffectiveness as changes in the interest rate component of the swaps’ fair value are expected to exactly offset the corresponding changes in the fair value of the underlying commercial loan agreements. Because the hedging arrangement is considered highly effective, changes to the underlying benchmark interest rates considered in the valuation of these instruments do not result in an impact to earnings; however, there may be fair value adjustments related to credit quality variations between counterparties, which may impact earnings as required by FASB ASC 820, Fair Value Measurements and Disclosures (“FASB ASC 820”). The fair value adjustments related to credit quality were not material as of December 31, 2012 and 2011.

The following tables provide information pertaining to interest rate swaps designated as fair value hedges under FASB ASC 815 at December 31, 2012 and 2011:

SUMMARY OF INTEREST RATE SWAPS DESIGNATED AS FAIR VALUE HEDGES

December 31,	2012		2011
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other liabilities	$30,545	$(3,503)	$33,663	$(4,489)

SUMMARY OF INTEREST RATE SWAPS COMPONENTS

December 31,	2012	2011
Weighted average pay rate	6.85%	6.83%
Weighted average receive rate	2.22%	2.27%
Weighted average maturity in years	2.6	3.4

Customer Derivatives – Interest Rate Swaps/Caps. The Company enters into interest rate swaps that allow our commercial loan customers to effectively convert a variable-rate commercial loan agreement to a fixed-rate commercial loan agreement. Under these agreements, the Company enters into a variable-rate loan agreement with a customer in addition to an interest rate swap agreement, which serves to effectively swap the customer’s variable-rate loan into a fixed-rate loan. The Company then enters into a corresponding swap agreement with a third party in order to economically hedge its exposure on the variable and fixed components of the customer agreement. The interest rate swaps with both the customers and third parties are not designated as hedges under FASB ASC 815 and are marked to market through earnings. As the interest rate swaps are structured to offset each other, changes to the underlying benchmark interest rates considered in the valuation of these instruments do not result in an impact to earnings; however, there may be fair value adjustments related to credit quality variations between counterparties, which may impact earnings as required by FASB ASC 820. The Company recognized negative net derivative valuation adjustments of $2.3 million, $12.5 million and $12.2 million during the years ended December 31, 2012, 2011 and 2010, respectively. These balances included swap termination fees of $2.2 million, $14.6 million and $10.3 million during the years ended December 31, 2012, 2011 and 2010, respectively. These amounts are included in the derivative credit valuation adjustment in the consolidated statements of operations.

SUMMARY OF INTEREST RATE SWAPS NOT DESIGNATED AS HEDGING INSTRUMENTS

December 31,	2012		2011
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other assets	$358,753	$40,594	$400,311	$50,355
Other liabilities	358,753	(40,646)	400,311	(50,462)

In addition, the Company has entered into an interest rate floor sale transaction with one commercial customer. The Company entered into a corresponding interest rate floor purchase transaction with a third party in order to offset its exposure on the variable and fixed components of the customer agreement. As the interest rate floors with both the customer and the third party are not designated as hedges under FASB ASC 815, the instruments are marked to market through earnings. As the interest rate floors are structured to offset each other, changes to the underlying benchmark interest rates considered in the valuation of these instruments do not result in an impact to earnings; however, there may be fair value adjustments related to credit quality variations between counterparties, which may impact earnings as required by FASB ASC 820. The combined notional amount of the two interest rate floors was $15.9 million and $16.6 million at December 31, 2012 and December 31, 2011, respectively.

The Company has an International Swaps and Derivatives Association agreement with a third party that requires a minimum dollar transfer amount upon a margin call. This requirement is dependent on certain specified credit measures. The amount of collateral posted with the third party at December 31, 2012 and 2011 was $54.6 million and $62.6 million, respectively. The amount of collateral posted with the third party is deemed to be sufficient to collateralize both the fair market value change as well as any additional amounts that may be required as a result of a change in the specified credit measures. The aggregate fair value of all derivative financial instruments in a liability position with credit measure contingencies and entered into with the third party was $44.1 million and $55.0 million at December 31, 2012 and 2011, respectively.

Interest rate lock commitments on residential mortgages. As a part of its normal residential mortgage operations, the Company will enter into an interest rate lock commitment with a potential borrower. The Company enters into a corresponding commitment to an investor to sell that loan at a specific price shortly after origination. In accordance with FASB ASC 820, adjustments are recorded through earnings to account for the net change in fair value of these transactions for both the held-for-sale pipeline and warehouse. For the year ended December 31, 2012, the Company recognized $638 thousand and $209 thousand in positive fair value adjustments on its held-for-sale pipeline and warehouse, respectively, which were included in other non-interest income on the consolidated statements of operations as an increase to income. In the year ended December 31, 2011, $0 in fair value adjustments were recorded. The interest rate lock commitment had notional amounts of $90.1 million and $98.5 million for the held-for-sale pipeline and warehouse, respectively as of December 31, 2012.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

20. INCOME TAXES

The income tax (benefit) expense consists of the following:

SUMMARY OF INCOME TAX (BENEFIT) EXPENSE

Years Ended December 31,	2012	2011	2010
Current	$(34)	$10	$(11,020)
Deferred	—	—	20,342

Income tax (benefit) provision	$(34)	$10	$9,322

Items that gave rise to significant portions of the deferred tax accounts are as follows:

DETAILS OF DEFERRED TAX LIABILITY, NET

December 31,	2012	2011
Deferred tax asset:
Allowance for loan losses	$19,239	$17,319
Goodwill amortization	1,262	3,263
Impairments realized on investment securities	490	490
Fixed assets	2,596	1,588
Net operating loss carry forwards	85,466	66,334
Alternative minimum tax credits	2,010	1,975
Other	5,194	3,804

Total deferred tax asset before valuation allowance	116,257	94,773

Less: valuation allowance	(113,398)	(91,416)
Deferred tax liability:
Core deposit intangible amortization	420	1,203
Unrealized gain on investment securities	1,509	432
Deferred loan costs	2,119	1,817
Other	320	337

Total deferred tax liability	4,368	3,789

Net deferred tax (liability) asset	$(1,509)	$(432)

The Company has $199.2 million of federal net operating loss carryforwards at December 31, 2012 of which $38.8 million will expire in 2030, $113.5 million will expire in 2031, and $46.9 million will expire in 2032. The Company also has $268.9 million of state net operating loss carryforwards at December 31, 2012 of which $3.0 million expire in 2015, $37.4 million expire in 2029, $74.7 million expire in 2030, $110.2 million expire in 2031, and $43.7 million expire in 2032.

At December 31, 2012, the Company had a valuation allowance of $113.4 million against the net deferred tax asset as it is more likely than not that the full deferred tax asset will not be realized. Management considered all positive and negative evidence regarding the ultimate ability to fully realize the deferred tax assets, including past operating results and the forecast of future taxable income. In addition, the Company is a three-year cumulative loss company. The net deferred tax liability of $1.5 million relates to unrealized gains on investment securities.

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

Years Ended December 31,	2012		2011		2010
	Amount	%	Amount	%	Amount	%
Loss before income taxes	$(50,524)		$(67,495)		$(176,096)
Tax computed at statutory rate	(17,683)	35.0%	(23,624)	35.0%	(61,634)	35.0%
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(3,040)	6.0	(3,949)	5.9	(8,514)	4.8
Tax exempt interest (net)	(638)	1.3	(900)	1.3	(1,233)	0.7
BOLI	(695)	1.4	(1,037)	1.5	(726)	0.4
Nondeductible goodwill	—	—	—	—	18,980	(10.8)
Valuation allowance	21,981	(43.5)	29,524	(43.7)	61,892	(35.1)
Other, net	41	(0.1)	(4)	0.0	557	(0.3)

Total income tax (benefit) expense	$(34)	0.1%	$10	0.0%	$9,322	(5.3)%

FASB ASC 740 clarifies the accounting for income taxes by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined in ASC 740 as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that has greater than 50% likelihood of being realized upon ultimate settlement. ASC 740 was applied to all existing tax positions upon initial adoption. There was no liability for uncertain tax positions and no known unrecognized tax benefits at December 31, 2012 or 2011.

The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the results of operations. As of December 31, 2012, the tax year ended December 31, 2011 was subject to examination by the Internal Revenue Service (the “IRS”) and to state examination. During 2012, the IRS completed its examination of the Company’s 2008 through 2010 tax returns, which did not result in any material change to the Company’s tax position. However, the federal statute remains open for 2009 and 2010.

Securities Purchase Agreements	12 Months Ended
Dec. 31, 2012
Securities Purchase Agreements [Abstract]
SECURITIES PURCHASE AGREEMENTS

21. SECURITIES PURCHASE AGREEMENTS

On July 7, 2010, the Company entered into securities purchase agreements with WLR SBI AcquisitionCo, LLC, an affiliate of WL Ross & Co. LLC (“WL Ross”), members and affiliates of the Bank’s founding Brown Family (the “Brown Family”), certain affiliates of Siguler Guff & Company, LP (the “Siguler Guff Shareholders”) and certain other institutional and accredited investors (the “Other Investors”). On September 22, 2010, the Company completed the issuance and sale of 4,672,750 shares of its common stock and 88,009 shares of its Mandatorily Convertible Cumulative Non-Voting Perpetual Stock, Series B (the “Series B Preferred Stock”) for net proceeds of $98.5 million. At the Company’s Annual Meeting of Shareholders held on November 1, 2010, its shareholders approved an amendment to our Amended and Restated Certificate of Incorporation allowing for the conversion of the 88,009 shares of Series B Preferred Stock into 22,002,250 shares of common stock at a conversion price of $4.00 per share.

On March 22, 2011, the Company completed a public offering of 28,750,000 shares of common stock at a public offering price of $3.00 per share, which included the full exercise of the over-allotment option granted to the underwriters to purchase an additional 3,750,000 shares of common stock. After deducting the underwriting discount and offering expenses payable by the Company, the net proceeds were $81.4 million. The Company’s three largest shareholders, WL Ross, Siguler Guff, and the Brown Family, along with certain officers and directors, purchased an aggregate of 10,193,224 shares in the offering. WL Ross and the Siguler Guff Shareholders maintained their percentage interest in the Company in the offering. Pursuant to the terms of the securities purchase agreements entered into between WL Ross, the Siguler Guff Shareholders, the Brown Family and the Company in connection with the private placement of Company securities in July 2010, each of these investors was entitled to purchase shares in the offering at $2.85 per share which represented the public offering price less the underwriting discount of $0.15 per share paid to the underwriters on the other shares sold.

On April 11, 2011, the Company issued and sold in a private placement transaction an additional 3,802,131 shares at $2.85 per share totaling $10.8 million in additional stock proceeds pursuant to the exercise of gross-up rights contained in the previously executed security purchase agreements with the three investors noted above. The gross-up rights were triggered by the underwriters’ exercise of the over-allotment option in the public offering. On August 8, 2011, the Company issued approximately 2,378,232 additional shares at $2.85 per share totaling $6.8 million in stock proceeds pursuant to the exercise of gross-up rights. The transactions were triggered pursuant to the gross-up rights issued to Anchorage Capital Group, LLC (“Anchorage”), in connection with its purchase of shares in the public offering.

Loss Per Common Share	12 Months Ended
Dec. 31, 2012
Loss Per Common Share [Abstract]
LOSS PER COMMON SHARE

22. LOSS PER COMMON SHARE

Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, during the period. Diluted earnings per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, after consideration of the potential dilutive effect of common stock equivalents, based upon the treasury stock method using an average market price for the period.

Loss per share was calculated as follows:

LOSS PER COMMON SHARE COMPUTATION

Years Ended December 31,	2012	2011	2010
Net loss	$(50,491)	$(67,505)	$(185,418)

Net loss available to common shareholders	$(50,191)	$(67,505)	$(185,418)

Average common shares outstanding	85,938,714	76,653,990	28,258,953
Net effect of dilutive stock options	—	—	—

Dilutive common shares outstanding	85,738,714	76,653,990	28,258,953

Loss per share – basic	$(0.59)	$(0.88)	$(6.56)
Loss per share – diluted	$(0.59)	$(0.88)	$(6.56)

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
REGULATORY MATTERS

23. REGULATORY MATTERS

The Company is subject to risk-based capital guidelines adopted by the FRB for bank holding companies. The Bank is also subject to similar capital requirements adopted by the OCC. Under the requirements the federal bank regulatory agencies have established quantitative measures to ensure that minimum thresholds for Total Capital, Tier 1 Capital and Leverage (Tier 1 Capital divided by average assets) ratios (set forth in the table below) are maintained. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets and certain off-balance sheet items as calculated under regulatory practices.

The Company’s and Bank’s capital amounts and classifications are also subject to qualitative judgments by the federal bank regulators about components, risk weightings and other factors. The Company’s and the Bank’s risk-based capital ratios have been computed in accordance with regulatory practices. The Company and the Bank were in compliance with these regulatory capital requirements of the FRB and the OCC as of December 31, 2012. As discussed below and elsewhere herein, additional capital requirements have been imposed on the Bank by the OCC, which the Bank was also in full compliance with as of December 31, 2012.

On April 15, 2010, the Bank entered into the OCC Agreement which contained requirements to develop and implement a profitability and capital plan that provides for the maintenance of adequate capital to support the Bank’s risk profile in the current economic environment. The capital plan was also required to contain a dividend policy allowing dividends only if the Bank is in compliance with the capital plan, and obtains prior approval from the OCC. During the second quarter of 2010, the Company delivered its profit and capital plans to the OCC.

The Bank also agreed to: (a) implement a program to protect the Bank’s interest in criticized or classified assets, (b) review and revise the Bank’s loan review program; (c) implement a program for the maintenance of an adequate allowance for loan losses; and (d) revise the Bank’s credit administration policies. During the second quarter of 2010, the Company revised and implemented changes to policies and procedures pursuant to the OCC Agreement. As noted earlier in this section, the Bank also agreed that its brokered deposits will not exceed 3.5% of its total liabilities unless approved by the OCC. Effective October 18, 2012, the OCC approved an increase of this limit to 6.0%. Management does not expect that this restriction will limit its access to liquidity as the Bank does not rely on brokered deposits as a major source of funding. As of December 31, 2012, the Bank’s brokered deposits represented 4.0% of its total liabilities.

The Bank is also subject to individual minimum capital ratios established by the OCC requiring the Bank to continue to maintain a Leverage ratio at least equal to 8.50% of adjusted total assets, to continue to maintain a Tier 1 Capital ratio at least equal to 9.50% of risk-weighted assets and to maintain a Total Capital ratio at least equal to 11.50% of risk-weighted assets. At December 31, 2012, the Bank met all of the three capital ratios established by the OCC as its Leverage ratio was 9.24%, its Tier 1 Capital ratio was 11.76%, and its Total Capital ratio was 13.02%.

The following table provides both the Company’s and the Bank’s risk-based capital ratios as of December 31, 2012 and 2011.

REGULATORY CAPITAL LEVELS

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions(1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$340,111	13.72%	$198,340	8.00%	N/A
Sun National Bank	322,041	13.02	197,964	8.00	$247,455	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	293,008	11.82	99,170	4.00	N/A
Sun National Bank	290,922	11.76	98,982	4.00	148,473	6.00
Leverage Ratio:
Sun Bancorp, Inc.	293,008	9.30	126,080	4.00	N/A
Sun National Bank	290,922	9.24	125,902	4.00	157,377	5.00

December 31, 2011
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$385,034	15.22%	$202,415	8.00%	N/A
Sun National Bank	338,240	13.39	202,120	8.00	$252,650	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	353,283	13.96	101,208	4.00	N/A
Sun National Bank	306,534	12.13	101,060	4.00	151,590	6.00
Leverage Ratio:
Sun Bancorp, Inc.	353,283	11.09	127,381	4.00	N/A
Sun National Bank	306,534	9.64	127,240	4.00	159,050	5.00

(1)	Not applicable for bank holding companies.

At December 31, 2012 and 2011, although the Company and the Bank exceeded the required ratios for classification as “well capitalized,” due to the fact that it was subject to the OCC Agreement, it cannot be deemed “well capitalized.”

The Bank’s deposits are insured to applicable limits by the FDIC. Pursuant to the Dodd-Frank Act, the Federal Deposit Insurance Act was amended to increase the maximum deposit insurance amount from $100,000 to $250,000 and extended the unlimited deposit insurance coverage for noninterest-bearing transaction accounts until December 31, 2012, at which time the extension expired. Upon expiration, these types of deposits were only insured up to the same $250 thousand limit as other types of deposit accounts.

In November 2009, instead of imposing additional special assessments, the FDIC amended the assessment regulations to require all insured depository institutions to prepay their estimated risk-based assessments for the fourth quarter of 2009, and for all of 2010, 2011, and 2012 on December 30, 2009. For purposes of estimating the future assessments, each institution’s base assessment rate in effect on September 30, 2009 was used, assuming a five percent annual growth rate in the assessment base and a three basis point increase in the assessment rate in 2011 and 2010. The prepaid assessment will be applied against actual quarterly assessments until exhausted. Any funds remaining after June 30, 2013 will be returned to the institution. If the prepayment would impair an institution’s liquidity or otherwise create significant hardship, it was able to apply for an exemption. Requiring this prepaid assessment did not preclude the FDIC from changing assessment rates or from further revising the risk-based assessment system. On December 31, 2009, the Company paid the FDIC prepaid assessment of $18.3 million, of which approximately $3.9 million applied to 2012. The remaining prepaid assessment of approximately $2.6 million at December 31, 2012 will be recognized as expense over the course of the respective periods covered.

The Company’s capital securities are deconsolidated in accordance with GAAP and qualify as Tier 1 capital under federal regulatory guidelines. These instruments are subject to a 25% capital limitation under risk-based capital guidelines developed by the FRB. In March 2005, the FRB amended its risk-based capital standards to expressly allow the continued limited inclusion of outstanding and prospective issuances of capital securities in a bank holding company’s Tier 1 capital, subject to tightened quantitative limits. The FRB’s amended rule was to become effective March 31, 2009, and would have limited capital securities and other restricted core capital elements to 25% of all core capital elements, net of goodwill less any associated deferred tax liability. On March 16, 2009, the FRB extended for two years the ability for bank holding companies to include restricted core capital elements as Tier 1 capital up to 25% of all core capital elements, including goodwill. The portion that exceeds the 25% capital limitation qualifies as Tier 2, or supplementary capital of the Company. At December 31, 2012, the $74.1 million in capital securities qualified as Tier 1 capital.

The ability of the Bank to pay dividends to the Company is controlled by certain regulatory restrictions. Generally, dividends declared in a given year by a national bank are limited to its net profit, as defined by regulatory agencies, for that year, combined with its retained net income for the preceding two years, less any required transfer to surplus or to fund for the retirement of any preferred stock. In addition, a national bank may not pay any dividends in an amount greater than its undivided profits and a national bank may not declare any dividends if such declaration would leave the bank inadequately capitalized. Therefore, the ability of the Bank to declare dividends will depend on its future net income and capital requirements. Also, banking regulators have indicated that national banks should generally pay dividends only out of current operating earnings. Following this guidance, the amount available for payment of dividends to the Company by the Bank totaled $0 at December 31, 2012. Per the OCC Agreement, a dividend may only be declared if it is in accordance with the approved capital plan, the Bank remains in compliance with the capital plan following the payment of the dividend and the dividend is approved by the OCC.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

24. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company accounts for fair value measurements in accordance with FASB ASC 820. FASB ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The definition of fair value retains the exchange price notion in earlier definitions of fair value. FASB ASC 820 clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the market in which the reporting entity would transact for the asset or liability. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). FASB ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement and also clarifies the application of fair value measurement in a market that is not active.

FASB ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

FASB ASC 820 requires the Company to disclose the fair value of financial assets on both a recurring and non-recurring basis.  Those assets and liabilities which will continue to be measured at fair value on a recurring basis are as follows:

SUMMARY OF RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement
	Total	Level 1	Level 2	Level 3
December 31, 2012
Assets:
Investment securities available for sale:
U.S. Treasury obligations	$10,011	$10,011	$—	$—
U.S. Government agencies	4,949	—	4,949	—
U.S. Government agency mortgage-backed securities	354,978	—	354,978	—
Other mortgage-backed securities	286	—	286	—
State and municipal obligations	40,170	—	40,170	—
Trust preferred securities	5,882	—	—	5,882
Corporate bonds	25,442	—	25,442	—
Other securities	1,464	1,464	—	—
Residential loans held-for-sale	99,013	—	99,013	—
Interest rate lock commitments on residential mortgages	847	—	—	847
Interest rate swaps	40,594	—	40,594	—
Interest rate floor	275	—	275	—
Liabilities:
Fair value interest rate swaps	3,503	—	3,503	—
Interest rate swaps	40,646	—	40,646	—
Interest rate floor	275	—	275	—

December 31, 2011
Assets:
Investment securities available for sale:
U.S. Treasury obligations	$12,079	$12,079	$—	$—
U.S. Government agencies	—	—	—	—
U.S. Government agency mortgage-backed securities	428,904	—	428,904	—
Other mortgage-backed securities	296	—	296	—
State and municipal obligations	48,785	—	48,785	—
Trust preferred securities	4,908	—	—	4,908
Corporate bonds	19,408	—	19,408	—
Other	1,165	665	500	—
Interest rate swaps	50,355	—	50,355	—
Interest rate floor	360	—	360	—
Liabilities:
Fair value interest rate swaps	4,489	—	4,489	—
Interest rate swaps	50,462	—	50,462	—
Interest rate floor	360	—	360	—

Level 1 Valuation Techniques and Inputs

U.S. Treasury securities. The Company reports U.S. Treasury securities at fair value utilizing Level 1 inputs. These securities are priced using observable quotations for the indicated security.

Other securities. The other securities category is comprised of money market mutual funds. Given the short maturity structure and the expectation that the investment can be redeemed at par value, the fair value of these investments is assumed to be the book value.

Level 2 Valuation Techniques and Inputs

The majority of the Company’s investment securities are reported at fair value utilizing Level 2 inputs. Prices of these securities are obtained through independent, third-party pricing services. Prices obtained through these sources include market derived quotations and matrix pricing and may include both observable and unobservable inputs. Fair market values take into consideration data such as dealer quotes, new issue pricing, trade prices for similar issues, prepayment estimates, cash flows, market credit spreads and other factors. The Company reviews the output from the third-party providers for reasonableness by the pricing consistency among securities with similar characteristics, where available, and comparing values with other pricing sources available to the Company.

In general, the Level 2 valuation process uses the following significant inputs in determining the fair value of the Company’s different classes of investments:

U.S. Government agency securities. These securities are evaluated based on either a nominal spread basis for non-callable securities or on an option adjusted spread (“OAS”) basis for callable securities. The nominal spread and OAS levels are derived from observations of identical or comparable securities actively trading in the markets.

U.S. Government agency mortgage-backed securities. The Company’s agency mortgage-backed securities generally include fixed-rate agency mortgage-backed pools and adjustable-rate agency mortgage-backed pools.

Fixed-rate agency mortgage-backed pools are evaluated based on spreads to actively traded To-Be-Announced (“TBA”) and seasoned securities, the pricing of which is provided by inter-dealer brokers, broker dealers and other contributing firms active in trading the security class. Further delineation is made by weighted average coupon (“WAC”) and weighted average maturity (“WAM”) with spreads on individual securities relative to actively traded securities as determined and quality controlled using OAS valuations.

Adjustable-rate agency mortgage-backed pools are evaluated on a bond equivalent effective margin (“BEEM”) basis obtained from broker dealers and other contributing firms active in the market. BEEM levels are established for key sectors using characteristics such as month-to-roll, index, periodic and life caps and index margins and convertibility. Individual securities are then evaluated based on how their characteristics map to the sectors established.

Agency collateralized mortgage obligations (“CMOs”) are evaluated based on nominal spread and OAS values of securities with comparable tranche type, average life, average life variance and prepayment characteristics of the underlying collateral.

Other mortgage-backed securities. The Company’s other mortgage-backed securities consist of whole loan, non-agency CMOs. These securities are evaluated based on generic tranche and generic prepayment speed estimates of various types of collateral from contributing firms and broker/dealers in the whole loan CMO market.

State and municipal obligations. These securities are evaluated using information on identical or similar securities provided by market makers, broker/dealers and buy-side firms, new issue sales and bid-wanted lists. The individual securities are then priced based on mapping the characteristics of the security such as obligation type (general obligation, revenue, etc.), maturity, state discount and premiums, call features, taxability and other considerations.

Corporate bonds. The fair value measurements for corporate bonds consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit quality information and the bond’s terms and conditions, among other things. If relevant and observable prices are available, those valuations would be classified as Level 2. If prices are not available, other valuation techniques would be used and the item would be classified as Level 3.

Residential mortgage loans held-for-sale. Effective July 1, 2012, the Company’s residential mortgage loans held-for-sale were recorded at fair value utilizing Level 2 measurements. This fair value measurement is determined based upon third party quotes obtained on similar loans. The Company adopted the fair value option on these loans as it believes the fair value measurement of such loans reduces certain timing differences in the Company’s financial statements and better aligns with the management of the portfolio from a business perspective. The fair value option allows the Company to record the mortgage loans held-for-sale portfolio at fair market value as opposed to the lower of cost or market. The adoption of this accounting election resulted in an increase of $2.1 million in gain on sale of loans in the consolidated statements of operations for the year ended December 31, 2012. The Company economically hedges its residential loans held for sale portfolio with forward sale agreements which are reported at fair value. A lower of cost or market accounting treatment would not allow the Company to record the excess of the fair market value over book value but would require the Company to record the corresponding reduction in value on the hedges. Both the loans and related hedges are carried at fair value which reduces earnings volatility as the amounts more closely offset, particularly in environments when interest rates are declining. For loans held-for-sale for which the fair value option has been elected, the aggregate fair value exceeded the aggregate principal balance by $2.1 million as of December 31, 2012. There were no residential mortgage loans held-for-sale that were nonaccrual or 90 or more days past due as of December 31, 2012 or December 31, 2011. Interest income on these loans is recognized in interest and fees on loans in the consolidated statements of operations.

Interest rate swaps. The Company’s interest rate swaps, including fair value interest rate swaps and small exposures in interest rate caps and floors, are reported at fair value utilizing models provided by an independent third-party and observable market data. When entering into an interest rate swap agreement, the Company is exposed to fair value changes due to interest rate movements, and also the potential nonperformance of its contract counterparty. Interest rate swaps are evaluated based on a zero coupon LIBOR curve created from readily observable data on LIBOR, interest rate futures and the interest rate swap markets. The zero coupon curve is used to discount the projected cash flows on each individual interest rate swap. In addition, the Company has developed a methodology to value the nonperformance risk based on internal credit risk metrics and the unique characteristics of derivative instruments, which include notional exposure rather than principal at risk and interest payment netting. The results of this methodology are used to adjust the base fair value of the instrument for the potential counterparty credit risk. Interest rate caps and floors are evaluated using industry standard options pricing models and observed market data on LIBOR and Eurodollar option and cap/floor volatilities.

Level 3 Valuation Techniques and Inputs

Trust preferred securities. The trust preferred securities are evaluated based on whether the security is an obligation of a single issuer or part of a securitization pool. For single issuer obligations, the Company uses present value cash flow models which incorporate the contractual cash flow for each issue adjusted as necessary for any potential changes in amount or timing of cash flows. The cash flow model of a pooled issue incorporates anticipated loss rates and severities of the underlying collateral as well as credit support provided within the securitization. At least quarterly, the Company’s Treasury personnel review the modeling assumptions and the discount and forward rates. Changes in these assumptions could potentially have a significant impact on the fair value of the trust preferred securities. The cash flow model for the pooled issue owned by the Company at December 31, 2012 assumes no recovery on defaulted collateral, no recovery on securities in deferral and an additional 3.6% future default rate assumption on the remaining performing collateral every three years with no recovery rate.

For trust preferred securities, projected cash flows are discounted at a rate based on a trading group of similar securities quoted on the New York Stock Exchange (“NYSE”) or over-the-counter markets which is reviewed for market data points such as credit rating, maturity, price and liquidity. The Company indexes the market securities to a comparable maturity interest rate swap to determine the market spread, which is then used as the discount rate in the cash flow models. As of the reporting date, those market spreads were 6.0% for the pooled security and 10.0% for the single issuer that is currently deferring interest payments. An increase or decrease of 3% in the discount rate on the pooled issue would result in a decrease of $1.3 million or an increase of $2.2 million in the security fair value, respectively. An increase or decrease of 3% in the discount rate on the single issuer would result in a decrease of $407 thousand or an increase of $649 thousand in the security fair value, respectively.

Interest rate lock commitments on residential mortgages. The determination of the fair value of interest rate lock commitments is based on agreed upon pricing with the respective investor on each loan and includes a pull through percentage. The pull through percentage represents an estimate of loans in the pipeline to be delivered to an investor versus the total loans committed for delivery. Significant changes in this input could result in a significantly higher or lower fair value measurement. As the pull through percentage is a significant unobservable input, this is deemed a Level 3 valuation input. The pull through percentage, which is based upon historical experience, was 70% as of December 31, 2012. An increase or decrease of 20% in the pull through assumption would result in a positive or negative change of $236 thousand in the fair value of interest rate lock commitments. The fair value of interest rate lock commitments was $847 thousand at December 31, 2012.

The following provides details of the Level 3 fair value measurement activity for the years ended December 31, 2012 and 2011:

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

TRUST PREFERRED SECURITIES

For the Years Ended December 31,	2012	2011
Balance, beginning of year	$4,908	$5,642
Total gains (losses), realized/unrealized:
Included in earnings (1)	—	(250)
Included in accumulated other comprehensive income (loss)	974	(484)
Purchases	—	—
Maturities	—	—
Prepayments	—	—
Calls	—	—
Transfers into Level 3	—	—

Balance, end of year	$5,882	$4,908

(1)	Amount included in net impairment losses on available for sale securities of the consolidated statements of operations.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

INTEREST RATE LOCK COMMITMENTS ON RESIDENTIAL MORTGAGES

For the Years Ended December 31,	2012	2011
Balance, beginning of year	$—	$—
Total gains (losses), realized/unrealized:
Included in other income	847	—
Included in accumulated other comprehensive income (loss)	—	—
Transfers into Level 3	—	—

Balance, end of year	$847	—

Certain assets are measured at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company measures commercial real estate loans, impaired loans, SBA servicing assets, restricted equity investments and loans or bank properties transferred into other real estate owned at fair value on a non-recurring basis.  At December 31, 2012 and 2011, these assets were valued in accordance with GAAP and the following table summarizes these assets requiring fair value disclosure under the provisions of FASB ASC 820.

SUMMARY OF NON-RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement			Total (Losses) Gains Or Changes in Net Assets
	Total	Level 1	Level 2	Level 3
December 31, 2012
Assets:
Impaired loans	$75,550	$—	$—	$75,550	$(33,105)
Commercial real estate loans held-for-sale	21,922	—	21,922	—	(5,890)
Real estate owned	1,881	—	—	1,881	(1,322)
SBA servicing asset	389	—	—	389	(95)

December 31, 2011
Assets:
Impaired loans	$82,031	$—	$—	$82,031	$(90,390)
Real estate owned	2,272	—	—	2,272	(666)

Under FASB ASC 310, collateral dependent impaired loans are based on the fair value of the underlying collateral which is based on appraisals. It is the policy of the Company to obtain a current appraisal or evaluation when a loan has been identified as non-performing. The type of appraisal obtained will be commensurate with the size and complexity of the loan. The resulting value will be adjusted for the potential cost of liquidation. New appraisals are obtained on an annual basis, at a minimum, until the loan is repaid in full, liquidated or returns to performing status.

While the loan policy dictates that a loan be assigned to the special assets department when it is downgraded to classified, there is a need for loan officers to consistently and accurately determine collateral values when a loan is initially designated as criticized or classified. The most effective means of determining the fair value of real estate collateral at a point in time is by obtaining a current appraisal or evaluation of the property. In anticipation of the receipt of a current appraisal or evaluation, the Company has provided for an alternative and interim means of determining the fair value of the real estate collateral.

The most recent appraised or reported value of the collateral securing a loan, net of a discount, is the Company’s basis for determining fair value. The discount is based on the age of the existing appraisal or evaluation and on the nature of the property. Values developed from the discounting of real estate and equipment collateral will be subject to a further 10% discount for the cost of liquidation based on the net value of the collateral.

The following steps are taken to determine the fair value of commercial real estate securing a loan that will be potentially subject to impairment:

Loan Category Used for Impairment Review	Method of Determining the Value
Loans less than $1 million	Evaluation or restricted use appraisal

Loans $1 million or greater
Existing appraisal 18 months or less	Restricted use appraisal
Existing appraisal greater than 18 months	Summary form appraisal

Commercial loans secured primarily by residential real estate
Loans less than $1 million	Automated valuation model
Loans $1 million or greater	Summary form appraisal
Non-commercial loans secured primarily by residential real estate
Loans less than $250,000 Loans $250,000 or greater	Automated valuation model or Summary form appraisal Summary form appraisal

An evaluation report, as defined by the OCC, is a written report prepared by an appraiser that describes the real estate collateral, its condition, current and projected uses and sources of information used in the analysis, and provides an estimate of value in situations when an appraisal is not required.

A restricted use appraisal report is defined as a written report prepared under the Uniform Standards of Professional Appraisal Practice (“USPAP”). A restricted use appraisal is for the Company’s use only and contains a brief statement of information significant to the solution of the appraisal problem. This report can be used for ongoing collateral monitoring.

A summary form appraisal report is defined as a written report prepared under the USPAP which contains a detailed summary of all information significant to the solution of the appraisal problem. This report is more detailed than a restricted use report and provides sufficient information to enable the user to understand the rationale for the opinions and conclusions in the report.

An automated valuation model is an internal computer program that estimates a property’s market value based on market, economic, and demographic factors.

On a quarterly basis, or more frequently as necessary, the Company will review the circumstances of each collateral dependent loan and real estate owned property. A collateral dependent loan is defined as one that relies solely on the operation or the sale of the collateral for repayment. Adjustments to any specific reserve relating to a collateral shortfall, as compared to the outstanding loan balance, will be made if justified by appraisals, market conditions or current events concerning the credit.

All appraisals received which are utilized to determine valuations for criticized and classified loans or properties placed in real estate owned are provided under an “as is value”. Partially charged off loans are measured for impairment upon receipt of an updated appraisal based on the relationship between the remaining balance of the charged down loan and the discounted appraised value. Such loans will remain on non-accrual status unless performance by the borrower warrants a return to accrual status. Recognition of non-accrual status occurs at the time a loan can no longer support principal and interest payments in accordance with the original terms and conditions of the loan documents. When impairment is determined, a specific reserve reflecting any calculated shortfall between the value of the collateral and the outstanding balance of the loan is recorded. Subsequent adjustments, prior to receipt of a new appraisal, to any specific reserve relating will be made if justified by market conditions or current events concerning the credit. If an internal discount-based evaluation is being used, the discount percentage may be adjusted to reflect market changes, changes to the collateral value of similar credits or circumstances of the individual credit itself. The amount of charge off is determined by calculating the difference between the current loan balance and the current collateral valuation, plus estimated cost to liquidate.

Impaired loan fair value measurements are based upon unobservable inputs, and therefore, are categorized as a Level 3 measurement. Specific reserves were calculated for impaired loans with an aggregate carrying amount of $5.8 million and $24.1 million at December 31, 2012 and 2011, respectively. The collateral underlying these loans had a fair value of $4.8 million and $18.7 million, including a specific reserve in the allowance for loan losses of $1.0 million and $5.4 million at December 31, 2012 and 2011, respectively. There were charge-offs of $2.0 million and $20.6 million during the years ended December 31, 2012 and 2011, respectively. No specific reserve was calculated for impaired loans with an aggregate carrying amount of $70.8 million and $63.3 million at December 31, 2012 and 2011, respectively, as the underlying collateral was not below the carrying amount; however, these loans did include charge-offs of $30.1 million and $64.4 million during the years ended December 31, 2012 and 2011, respectively.

Once a loan is determined to be uncollectible, the underlying collateral is repossessed and reclassified as real estate owned. The balance of other real estate owned also includes bank properties transferred from operations. These assets are carried at lower of cost or fair value of the collateral, less cost to sell. In some cases, adjustments are made to the appraised values for various factors including age of the appraisal, age of comparable properties included in the appraisal, and known changes in the market and the collateral. During the year ended December 31, 2012, the Company recorded a decrease in fair value of $733 thousand on six bank properties, $439 thousand on six commercial properties, and $149 thousand on four residential properties. During the year ended December 31, 2011, the Company recorded a decrease in fair value of $406 thousand on five bank properties and $260 thousand on two commercial properties. The adjustments to the bank, commercial, and residential properties were based upon unobservable inputs, and therefore categorized as Level 3 measurements. Total real estate owned measured at fair value at December 31, 2012 and 2011 was $1.9 million and $2.3 million, respectively.

From time to time, the Company may identify commercial loans which it intends to sell to a third-party. The Company signed a definitive agreement on January 17, 2013 to sell $45.8 million of loans, having a book balance of $35.1 million, to a third-party investor for gross proceeds of $21.9 million. As the formal approval to sell these loans occurred during 2012, the related loans were transferred to held-for-sale as of December 31, 2012 at lower of cost or estimated fair value. The estimated fair value was determined based upon the agreed upon sales price with the third-party purchaser, which is considered a Level 2 input and resulted in a net loss of $5.9 million upon transfer to loans held-for-sale.

The SBA servicing assets are reviewed for impairment in accordance with FASB ASC 860, Transfers and Servicing . Because loans are sold individually and not pooled, the Company does not stratify groups of loans based on risk characteristics for purposes of measuring impairment. The Company measures the SBA servicing assets by estimating the present value of expected future cash flows for each servicing asset, based on their unique characteristics and market-based prepayment assumptions. This is a Level 3 input. A valuation allowance is recorded for the amount by which the carrying amount of the servicing asset exceeds the calculated fair value. The Company had a valuation allowance of $118 thousand and $23 thousand on its SBA servicing assets at December 31, 2012 and 2011, respectively.

In accordance with ASC 825-10-50-10, Fair Value of Financial Instruments, the Company is required to disclose the fair value of its financial instruments. The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a distressed sale. Fair value is best determined using observable market prices; however, for many of the Company’s financial instruments, no quoted market prices are readily available. In instances where quoted market prices are not readily available, fair value is determined using cash flow models or other techniques appropriate for the particular instrument. These techniques involve some degree of judgment and, as a result, are not necessarily indicative of the amounts the Company would realize in a current market exchange. Utilizing different assumptions or estimation techniques may have a material effect on the estimated fair value.

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL ASSETS AND LIABILITIES

December 31,	2012		2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and due from banks	$77,564	$77,564	$68,773	$68,773
Interest-earning bank balances	92,052	92,052	51,049	51,049
Investment securities available for sale	443,182	443,182	515,545	515,545
Investment securities held to maturity	912	960	1,344	1,413
Loans receivable, net	2,203,307	2,055,025	2,215,785	2,031,013
Loans held-for-sale	123,005	123,005	23,192	23,287
Hedged commercial loans (1)	26,980	30,477	33,670	38,148
Restricted equity investments	17,886	17,886	15,826	15,826
Interest rate lock commitments on residential mortgages	847	847	—	—
Interest rate swaps	40,594	40,594	50,355	50,355
Interest rate floor	275	275	360	360

Liabilities:
Demand deposits	1,751,183	1,729,671	1,772,386	1,797,554
Savings deposits	264,155	262,636	262,044	264,469
Time deposits	697,886	695,093	633,547	638,036
Securities sold under agreements to repurchase – customers	1,968	1,968	5,668	5,668
Advances from FHLBNY	61,415	62,784	2,733	3,017
Securities sold under agreements to repurchase – FHLBNY	—	—	15,000	15,382
Junior subordinated debentures	92,786	57,072	92,786	46,973
Fair value interest rate swaps	3,503	3,503	4,489	4,489
Interest rate swaps	40,646	40,646	50,462	50,462
Interest rate floor	275	275	360	360

(1)	Includes positive market value adjustment of $3.5 million and $4.5 million at December 31, 2012 and December 31, 2011, respectively, which is equal to the change in value of related interest rate swaps designated as fair value hedges of these hedged loans in accordance with FASB ASC 815.

Cash and cash equivalents. For cash and cash equivalents, the carrying amount is a reasonable estimate of fair value. This is a Level 1 fair value input.

Investment securities. For investment securities, fair values are based on a combination of quoted prices for identical assets in active markets, quoted prices for similar assets in markets that are either actively or not actively traded and pricing models, discounted cash flow methodologies, or similar techniques that may contain unobservable inputs that are supported by little or no market activity and require significant judgment. The fair value of held-to-maturity securities is measured utilizing Level 2 inputs.

Loans receivable. The fair value of loans receivable is estimated using a discounted cash flow analysis. Projected future cash flows are calculated using loan characteristics, and assumptions of voluntary and involuntary prepayment speeds. For performing loans Level 2 inputs are utilized as the cash flow analysis is performed using available data on the performance of similar loans. Projected cash flows are prepared using discount rates believed to represent current market rates. For non-performing loans, the cash flow assumptions are considered Level 3 inputs as market data is not readily available.

Loans held-for-sale. Loans held-for-sale includes residential mortgage loans that are originated with the intent to sell. At December 31, 2012, these loans were recorded at fair value as the Company elected the fair value option under FASB 825, effective July 1, 2012. At December 31, 2011, loans held-for-sale were recorded at the lower of amortized cost or fair value. The fair value of loans held-for-sale is valued using the quoted market price of such loans, which is a Level 2 input. At December 31, 2012, loans held-for-sale also included $21.9 million of commercial real estate loans recorded at lower of cost or estimated fair value for which the fair value was determined based upon the agreed upon sales price with the third-party purchaser.

Hedged commercial loans. The hedged commercial loans are one component of a declared hedging relationship as defined under FASB ASC 815. The Interest Rate Swap component of the declared hedging relationship is carried at their fair value and the carrying value of the commercial loans includes a similar change in fair values. The fair value of these loans is measured utilizing Level 2 inputs.

Restricted equity securities. Ownership in equity securities of FRB, FHLBNY, and Atlantic Central Bankers Bank is restricted and there is no established market for their resale. The carrying amount is a reasonable estimate of fair value. As these securities are readily marketable, the fair value is based on Level 2 inputs.

Interest rate lock commitments on residential mortgages. The fair value of interest rate lock commitments is estimated using pricing from existing purchase commitments on each loan in the pipeline. This value is adjusted for a pull through estimate which is determined based on historical experience with loan deliveries from the residential mortgage pipeline. As this estimate is unobservable and can result in significant fluctuation in the fair value determination, this is considered a Level 3 input under the fair value hierarchy.

Interest rate swaps/floors and fair value interest rate swaps. The Company’s derivative financial instruments are not exchange-traded and therefore are valued utilizing models with the primary input being readily observable market parameters, specifically the LIBOR swap curve. In addition, the Company incorporates a qualitative fair value adjustment related to credit quality variations between counterparties as required by FASB ASC 820. This is a Level 2 input.

Demand deposits, savings deposits and time deposits. The fair value of demand deposits and savings deposits is determined by projecting future cash flows using an estimated economic life based on account characteristics, a Level 2 input. The resulting cash flow is discounted using rates available on alternative funding sources. The fair value of time deposits is estimated using the rate and maturity characteristics of the deposits to estimate their cash flow. This cash flow is discounted at rates for similar term wholesale funding.

Securities sold under agreements to repurchase - customer. The fair value is estimated to be the amount payable at the reporting date. This is considered a Level 2 input.

Securities sold under agreements to repurchase – FHLBNY and FHLBNY advances. The fair value is estimated through Level 2 inputs by determining the cost or benefit for early termination of the individual borrowing.

Junior subordinated debentures. The fair value was estimated by discounting approximate cash flows of the borrowings by yields estimating the fair value of similar issues. The valuation model considers current market spreads known and anticipated credit losses of the underlying collateral, term and reinvestment period and market transactions of similar issues, if available. This is a Level 3 input under the fair value hierarchy.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2012 and 2011. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these consolidated financial statements since those dates and, therefore, current estimates of fair value may differ significantly from the amount presented herein.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSCATIONS

25. RELATED PARTY TRANSCATIONS

Certain officers, directors and their associates (related parties) have loans and conduct other transactions with the Company. Such transactions are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for other non-related party transactions. Related party activity for the years ended December 31, 2012 and 2011 is summarized as follows:

SUMMARY OF LOANS TO RELATED PARTIES

At or for the Years Ended December 31,	2012	2011
Balance, beginning of year	$57,753	$68,259
Additions	5,947	5,980
Repayments	(5,879)	(16,486)

Balance, end of year	$57,821	$57,753

Interest income earned on related party loans was $2.0 million and $1.7 million for the years ended December 31, 2012 and 2011, respectively.

Certain office space of the Company is leased from companies affiliated with the Chairman of the Company’s Board of Directors under separate agreements with the Company. Terms of these three agreements at December 31, 2012 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE CHAIRMAN OF THE BOARD OF DIRECTORS

December 31, 2012	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
October 2027	$1,136	2 five-year terms	CPI
August 2025 (1)	506	4 five-year terms	Fixed
June 2029 (2)	269	4 five-year terms	CPI

(1)	This lease is recorded as a $4.7 million obligation under capital lease at December 31, 2012.
(2)	This lease is recorded as a $2.9 million obligation under capital lease at December 31, 2012.

Certain office space of the Company is leased from companies affiliated with certain Directors under separate agreements with the Company. Terms of these two agreements at December 31, 2012 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE DIRECTORS

December 31, 2012	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
January 2017	$167	1 five-year terms	Fixed
January 2027	174	4 five-year terms	Fixed

The Company believes that each of the related party transactions described above were on terms as fair to the Company as could have been obtained from unaffiliated third parties.

Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

26. CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

The condensed financial statements of Sun Bancorp, Inc. are as follows:

CONDENSED STATEMENTS OF FINANCIAL CONDITION

December 31,	2012	2011
Assets:
Cash and due from banks	$17,962	$47,614
Investments in subsidiaries:
Bank subsidiaries	334,584	352,333
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	2,040	1,302

Total assets	$357,372	$404,035

Liabilities and Shareholders’ Equity:
Liabilities
Junior subordinated debentures	$92,786	$92,786
Other liabilities	1,991	2,166

Total liabilities	94,777	94,952
Shareholders’ equity	262,595	309,083

Total liabilities and shareholders’ equity	$357,372	$404,035

CONDENSED STATEMENTS OF OPERATIONS

Years Ended December 31,	2012	2011	2010
Interest expense	$(2,594)	$(2,997)	$(4,117)
Management fee	3,438	5,172	6,936
Other expenses	(3,791)	(5,054)	(6,734)

Loss before equity in undistributed loss of subsidiaries and income tax benefit	(2,947)	(2,879)	(3,915)
Equity in undistributed loss of subsidiaries	(48,560)	(65,614)	(182,850)
Income tax benefit	1,016	988	1,347

Net loss available to common shareholders	$(50,491)	$(67,505)	$(185,418)

CONDENSED STATEMENTS OF CASH FLOWS

Years Ended December 31,	2012	2011	2010
Operating activities:
Net loss	$(50,491)	$(67,505)	$(185,418)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed loss of subsidiaries	48,561	65,614	182,849
Stock-based compensation	(75)	110	2,612
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(1,024)	498	(61)
Accounts payable and other liabilities	(235)	291	555

Net cash (used in) provided by operating activities	(3,264)	(992)	537

Investing activities:
Payments for investments in and advances to subsidiaries	(28,000)	(64,000)	(103,173)
Net cash used in investing activities	(28,000)	(64,000)	(103,173)

Financing activities:
Proceeds from issuance of preferred stock and warrant	—	—	88,009
Redemption of preferred stock	—	—	(88,009)
Preferred stock issuance costs	—	—	(7,495)
Proceeds from issuance of common stock	1,612	100,077	106,839
Net cash provided by financing activities	1,612	100,077	99,344

Net (decrease) increase in cash	(29,652)	35,085	(3,292)
Cash, beginning of year	47,614	12,529	15,821

Cash, end of year	$17,962	$47,614	$12,529

* * * * * *

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation. The accounting and reporting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) and to general practices in the banking industry. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The significant estimates include the allowance for loan losses, goodwill, intangible assets, income taxes, stock-based compensation, and the fair value of financial instruments. Actual results may differ from these estimates under different assumptions or conditions.

Basis of Consolidation

Basis of Consolidation. The consolidated financial statements include, after all intercompany balances and transactions have been eliminated, the accounts of the Company, its principal wholly owned subsidiary, the Bank, and the Bank’s wholly owned subsidiaries, Sun Financial Services, L.L.C., 2020 Properties, L.L.C., and 4040 Properties, L.L.C. In accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 810, Consolidation, the Issuing Trusts are deconsolidated. See Note 14 of the Notes to Consolidated Financial Statements for additional information on the Company’s participation in the Issuing Trusts.

Segment Information

Segment Information. In accordance with FASB ASC 280, Segment Reporting (FASB ASC 280), the Company has one reportable operating segment, “Community Banking.” All of the Company’s activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others. For example, lending is dependent upon the ability of the Company to fund itself with deposits and other borrowings, and manage interest rate and credit risk. Accordingly, all significant operating decisions are based upon analysis of the Company as one segment or unit.

Cash and Cash Equivalents

Cash and Cash Equivalents. Cash and cash equivalents includes cash and amounts due from banks, interest-earning bank balances and federal funds sold, all of which have original maturity dates of 90 days or less.

Investment Securities

Investment Securities. The Company’s investment securities include both held-to-maturity and available-for-sale. The purchase and sale of the Company’s investment securities are recorded based on trade date accounting. At December 31, 2012 and 2011, the Company had no unsettled transactions. The following provides further information on the Company’s accounting for debt securities:

Held-to-Maturity

Held-to-Maturity - Investment securities that management has the positive intent and ability to hold until maturity are classified as held-to-maturity and carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Available-for-Sale

Available- for-Sale – Investment securities that will be held for indefinite periods of time, including securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity, and changes in the availability and the yield of alternative investments, are classified as available-for-sale. These assets are carried at their estimated fair value. Fair values are based on quoted prices for identical assets in active markets, quoted prices for similar assets in markets that are either actively or not actively traded, or in some cases where there is limited activity or less transparency around inputs, internally developed discounted cash flow models. Unrealized gains and losses are excluded from earnings and are reported net of tax in accumulated other comprehensive income (loss) on the consolidated statements of financial condition until realized, including those recognized through the non-credit component of an other-than-temporary impairment (“OTTI”) charge.

Trading

Trading – From time to time, the Company purchases debt securities principally for the purpose of selling in the near-term. Any trading security balances held as of the reporting date are classified as held-for-trading and accounted for at fair value. Realized and unrealized gains and losses on trading securities are included in other income on the consolidated statements of operations. Fair values of trading securities are based on quoted market prices, pricing models (utilizing indicators of general market conditions or other economic measurements), or management’s estimates of amounts to be realized on settlement, assuming current market conditions and an orderly disposition over a reasonable period of time. The Company had no investment securities classified as trading at December 31, 2012 and 2011.

In accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets (FASB ASC 325-40), and FASB ASC 320, Investment – Debt and Equity Securities (FASB ASC 320), the Company evaluates its securities portfolio for OTTI throughout the year. Each investment, which has a fair value less than the book value, is reviewed on a quarterly basis by management. Management considers, at a minimum, whether the following factors exist that, both individually or in combination, could indicate that the decline is other-than-temporary: (a) the Company has the intent to sell the security; (b) it is more likely than not that it will be required to sell the security before recovery; and (c) the Company does not expect to recover the entire amortized cost basis of the security. Among the factors that are considered in determining the Company’s intent is a review of capital adequacy, interest rate risk profile and liquidity at the Company. An impairment charge is recorded against individual securities if the review described above concludes that the decline in value is other-than-temporary. During 2012, it was determined there were no other-than-temporarily impaired investments. As a result, the Company did not record credit related OTTI charges through earnings during the year ended December 31, 2012 as compared to $250 thousand for the year ended December 31, 2011 and $1.3 million for the year ended December 31, 2010.

Loans Held-for-sale

Loans Held-for-Sale. The Company had $120.9 million and $23.2 million of loans held-for-sale at December 31, 2012 and 2011, respectively. The balance at December 31, 2012 includes $99.0 million of residential mortgages originated with the intent to sell which are recorded at fair value and $21.9 million of commercial real estate loans, recorded at lower of cost or market. Effective July 1, 2012, the Company elected the fair value option under FASB ASC 825, The Fair Value Option for Financial Instruments, (“FASB ASC 825”), on its residential mortgage loans held-for-sale portfolio. This election resulted in a positive market value adjustment of $2.1 million, which was recognized in gain on sale of loans on the consolidated statements of operations for the twelve months ended December 31, 2012. At December 31, 2011, loans held-for-sale were carried at the lower of cost or estimated fair value, on an aggregate basis.

Deferred Loan Fees

Deferred Loan Fees. Loan fees on loans held-for-investment, net of certain direct loan origination costs, are deferred and the balance is amortized to income as a yield adjustment over the life of the loan using the interest method. Loan fees on loans held-for-sale, net of certain direct loan origination costs, are deferred until the related loans are sold and are included in the determination of the gains or losses upon sale, which are reported in gain on sale of loans in the consolidated statements of operations.

Allowance for Loan Losses

Allowance for Loan Losses. The allowance for loan losses is determined by management based upon past experience, evaluation of estimated loss and impairment in the loan portfolio, current economic conditions and other pertinent factors. The allowance for loan losses is maintained at a level that management considers adequate to provide for estimated losses and impairment based upon an evaluation of known and inherent risk in the loan portfolio. Loan impairment is evaluated based on the fair value of collateral. While management uses the best information available to make such evaluations, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used in making the evaluations.

The provision for loan losses is based upon historical loan loss experience, a series of qualitative factors and an evaluation of estimated losses in the current commercial loan portfolio, including the evaluation of impaired loans under FASB ASC 310, Receivables (“FASB ASC 310”). Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform. A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in the loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historic loss experience qualitative factors. Included in these qualitative factors are:

•	Levels of past due, classified and non-accrual loans, troubled debt restructurings and modifications

•	Nature and volume of loans

•	Changes in lending policies and procedures, underwriting standards, collections, charge-offs and recoveries, and for commercial loans, the level of loans being approved with exceptions to policy

•	Experience, ability and depth of management and staff

•	National and local economic and business conditions, including various market segments

•	Quality of the Company’s loan review system and degree of Board oversight

•	Concentrations of credit by industry, geography and collateral type, with a specific emphasis on real estate, and changes in levels of such concentrations

•	Effect of external factors, including the deterioration of collateral values, on the level of estimated credit losses in the current portfolio

Commercial loans, including commercial real estate loans, are placed on non-accrual at the time the loan is 90 days delinquent unless the credit is well secured and in the process of collection. Generally, commercial loans and commercial real estate loans are charged-off no later than 180 days delinquent unless the loan is well secured and in the process of collection, or other extenuating circumstances support collection. Residential real estate loans are typically placed on non-accrual at the time the loan is 90 days delinquent. Other consumer loans are typically charged-off at 180 days delinquent. In all cases, loans must be placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

Restricted Equity Securities

Restricted Equity Securities. Certain securities are classified as restricted equity securities because ownership is restricted and there is not an established market for their resale. These securities are carried at cost and are evaluated for impairment on a quarterly basis.

Bank Properties and Equipment

Bank Properties and Equipment. Land is carried at cost. Bank properties and equipment are stated at cost, less accumulated depreciation. Depreciation, which is recorded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Equipment	Three to 10 years

Real Estate Owned

Real Estate Owned. Real estate owned is comprised of property acquired through foreclosure, deed in lieu and bank property that is not in use. Property acquired through foreclosure is carried at the lower of cost or fair value of the property based on an appraisal less estimated disposal costs. Credit losses arising from foreclosure transactions are charged against the allowance for loan losses. Bank properties are carried at the lower of cost or fair value less estimated disposal cost. Costs to maintain real estate owned and any subsequent gains or losses are included in real estate owned expense, net on the Company’s consolidated statements of operations.

Goodwill and Intangible Assets

Goodwill and Intangible Assets. Goodwill is the excess of the fair value of liabilities assumed over the fair value of tangible and identifiable intangible assets acquired in a business combination. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company tests goodwill for impairment annually as of December 31. The Company elected to not apply the qualitative evaluation option permitted under Accounting Standards Update (“ASU”) 2011-8, Intangibles – Goodwill and Other (Topic 35): Testing Goodwill for Impairment issued in September 2011. Therefore, the Company utilizes the two-step goodwill impairment test outlined in FASB ASC 350, Intangibles – Goodwill and Other (“FASB ASC 350”). Step one, which is used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. A reporting unit is an operating segment, or one level below an operating segment, as defined in FASB ASC 280. If the fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is not considered impaired and step two is therefore unnecessary. If the carrying amount of the reporting unit exceeds its fair value, the second step is performed to measure the amount of the impairment loss, if any. At December 31, 2012, the Company performed its annual goodwill impairment test, and step one of the analysis indicated that the Company’s fair value was greater than its carrying value; therefore, the Company’s goodwill was not impaired at December 31, 2012.

Intangible assets, net on the consolidated statements of financial condition, consist of core deposit intangibles, net of accumulated amortization from the Bank’s previous acquisitions. Core deposit intangibles are amortized using the straight-line method based on the characteristics of the particular deposit type and are evaluated annually for impairment. See Note 10 for further details on goodwill and intangible assets.

Bank Owned Life Insurance (BOLI)

Bank Owned Life Insurance (“BOLI”). The Company has purchased life insurance policies on certain key employees. These policies are recorded at their cash surrender value, or the amount that can be realized in accordance with FASB ASC 325-30, Investments in Insurance Contracts. At December 31, 2012, the Company had $25.4 million invested in a general account and $51.5 million in a separate account, for a total BOLI cash surrender value of $76.9 million. The BOLI separate account is invested in a mortgage-backed securities fund, which is managed by an independent investment firm. Pricing volatility of these underlying instruments may have an impact on investment income; however, the fluctuations would be partially mitigated by a stable value wrap agreement which is a component of the separate account. Income from these policies and changes in the cash surrender value are recorded in BOLI income of the consolidated statements of operations.

Long-Lived Assets

Long-Lived Assets. Management evaluates the carrying amount of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Measurement of an impaired loss for long-lived assets and intangibles with definite lives would be based on the fair value of the asset. The Company recognized impairment losses of $37 thousand, $338 thousand and $123 thousand for the years ended December 31, 2012, 2011 and 2010, respectively, on long-lived assets. Impairment losses on long-lived assets are recorded in other expense in the Company’s consolidated statements of operations.

Loan Servicing Assets

Loan Servicing Assets. The Company originates certain Small Business Administration (“SBA”) loans for sale to institutional investors. In accordance with FASB ASC 860, Transfers and Servicing (“FASB ASC 860”), the cost of loans sold is allocated between the servicing rights, the retained portion of the loan and the sold portion of the loan based on the relative fair values of each.

Loan servicing rights are amortized in proportion to, and over the period of, estimated net servicing income. In accordance with FASB ASC 860, the Company regularly evaluates the loan servicing asset for impairment. Because loans are sold individually and are not pooled, the Company does not stratify groups of loans based on risk characteristics for purposes of measuring impairment. The Company measures the loan servicing assets by estimating the present value of expected future cash flows for each servicing asset, based on their unique characteristics and market-based assumptions for prepayment speeds and records a valuation allowance for the amount by which the carrying amount of the servicing asset exceeds the fair value. The gross carrying value of the Company’s loan servicing assets was $389 thousand and $429 thousand at December 31, 2012 and 2011, respectively. The fair value of the loan servicing rights is determined by valuation techniques. Valuation adjustments to the loan servicing assets for the years ended December 31, 2012, 2011 and 2010 were $95 thousand, of expense, $0 and $0, respectively. These adjustments are reflected in other income on the consolidated statements of operations. The valuation allowance for the loan servicing assets at December 31, 2012 and 2011 was $118 thousand and $23 thousand, respectively. The net carrying value of the loan servicing asset is included within other assets on the consolidated statements of financial condition.

Securities Sold Under Agreements to Repurchase

Securities Sold Under Agreements to Repurchase. The Company enters into sales of securities under agreements to repurchase with its customers and the Federal Home Loan Bank of New York (“FHLBNY”). In accordance with FASB ASC 860, these agreements are treated as financings, and the obligations to repurchase securities sold are reflected as a liability in the consolidated statements of financial condition. Securities pledged as collateral under agreements to repurchase are reflected as assets in the accompanying consolidated statements of financial condition.

Accounting for Derivative Financial Instruments and Hedging Activities

Accounting for Derivative Financial Instruments and Hedging Activities. The Company recognizes all derivative instruments at fair value as either assets or liabilities in other assets or other liabilities on the consolidated statements of financial condition. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship. For derivatives not designated as hedges, the gain or loss is recognized in current earnings.

The Company’s derivative financial instruments are not exchange-traded and therefore are valued utilizing models that use as their basis readily observable market parameters, specifically the LIBOR swap curve, and are classified within Level 2 of the valuation hierarchy.

Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Loss. The Company classifies items of accumulated other comprehensive loss by their nature and displays the accumulated balance of accumulated other comprehensive loss separately from retained earnings and additional paid-in capital in the equity section of the consolidated statements of financial condition. Amounts categorized as accumulated other comprehensive loss represent net unrealized gains or losses on investment securities available for sale, net of tax and the non-credit portion of any OTTI loss not recorded in earnings. Reclassifications are made to avoid double counting items which are displayed as part of net income for the period. These reclassifications for the years ended December 31, 2012, 2011, and 2010 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2012			2011			2010
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding gain (loss) on securities available for sale during the year	$2,788	$(1,139)	$1,649	$13,053	$(5,332)	$7,721	$(2,903)	$1,138	$(1,765)
Less:
Reclassification adjustment for net gain included in net income	(151)	63	(88)	(1,855)	757	(1,098)	(4,673)	1,831	(2,842)
Reclassification adjustment for net impairment loss recognized in earnings (1)	—	—	—	250	(102)	148	1,329	(521)	808
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss	—	—	—	—	—	—	(3,615)	1,417	(2,198)

Net unrealized gain (loss) on securities available for sale	$2,637	$(1,076)	$1,561	$11,448	$(4,677)	$6,771	$(9,862)	$3,865	$(5,997)

(1)	All amounts are included in non-interest income in the Consolidated statements of operations.

Treasury Stock

Treasury Stock. Stock held in treasury by the Company is accounted for using the cost method which treats stock held in treasury as a reduction to total shareholders’ equity. At December 31, 2012 and 2011, the Company held 2,106,723 shares of treasury stock.

Stock-Based Compensation

Stock-Based Compensation. The Company accounts for stock-based compensation issued to employees and non-employee directors, in accordance with the fair value recognition provisions of FASB ASC 718, Compensation - Stock Compensation, (“FASB ASC 718”). Under the fair value provisions of FASB ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. However, consistent with FASB ASC 718, the amount of stock-based compensation cost recognized at any date must at least equal the portion of the grant date value of the award that is vested at that date and, as a result, it may be necessary to recognize the expense using a ratable method. Although the provisions of FASB ASC 718 should generally be applied to non-employees, FASB ASC 505-50, Equity-Based Payments to Non-Employees, is used in determining the measurement date of the compensation expense for non-employees.

Determining the fair value of stock-based awards at measurement date requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited. If actual results differ significantly from these estimates or different key assumptions were used, it could have a material effect on the Company’s consolidated financial statements.

In accordance with FASB ASC 718, the fair value of the stock options granted is estimated on the date of grant using the Black-Scholes option pricing model which uses the assumptions noted in the table below. The expected term of a stock option is estimated using historical exercise behavior of employees at a particular level of management who were granted options with a comparable term. The stock options have historically been granted a 10 year term. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected volatility is based on the historical volatility of the Company’s stock price.

Significant weighted average assumptions used to calculate the fair value of the option awards for the years ended December 31, 2012, 2011 and 2010 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

Years Ended December 31,	2012	2011	2010
Fair value of options granted during the year	$1.52	$2.11	$2.75
Risk-free rate of return	0.98%	2.72%	3.05%
Expected term in months	61	78	111
Expected volatility	62%	47%	45%
Expected dividends (1)	$—	$—	$—

(1)	To date, the Company has not paid cash dividends on its common stock.

At December 31, 2012, the Company had five stock-based employee compensation plans, which are described more fully in Note 15.

Interest Income on Loans

Interest Income on Loans. Interest income on loans is credited to operations based upon the principal amount outstanding. Interest accruals are generally discontinued when a loan becomes 90 days past due, or when principal or interest is considered doubtful of collection. When interest accruals are discontinued unpaid, interest credited to income in the current year is reversed and unpaid interest accrued in the prior year is charged to the allowance for loan losses.

Income Taxes

Income Taxes. The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 requires the recording of deferred income taxes that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Management exercises significant judgment in the evaluation of the amount and timing of the recognition of the resulting tax assets and liabilities. The judgments and estimates required for the evaluation are updated based upon changes in business factors and the tax laws. If actual results differ from the assumptions and other considerations used in estimating the amount and timing of tax recognized, there can be no assurance that additional expenses will not be required in future periods. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the consolidated statements of operations. Assessment of uncertain tax positions under FASB ASC 740 requires careful consideration of the technical merits of a position based on management’s analysis of tax regulations and interpretations. Significant judgment is applied when addressing the requirements of FASB ASC 740. At December 31, 2012, the Company had a valuation allowance of $113.4 million against its gross deferred tax asset. As the Company remained in a cumulative loss position, a full deferred tax valuation allowance is still appropriate at December 31, 2012. See Note 20 for additional information on the Company’s application of FASB ASC 740.

Loss Per Common Share

Loss Per Common Share. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, during the period. Diluted earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, after consideration of the potential dilutive effect of common stock equivalents, based upon the treasury stock method using an average market price of common shares sold during the period. Dilution is not considered when the Company is in a net loss position.

Recent Accounting Principles

Recent Accounting Principles. In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this update aim to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account instead of directly to income or expense in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company is currently evaluating the impact of the adoption of this accounting standards update on its financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This amendment provides an entity with the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. This amendment is effective for public entities for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The guidance will have no impact on the Company as it does not have any indefinite-lived intangible assets.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). This amendment results in common offsetting requirements and disclosure requirements in GAAP and International Financial Reporting Standards (“IFRS”). This guidance is not intended to change, but enhance, the application requirements in FASB ASC 210, Balance Sheet (“FASB ASC 210”). This guidance is effective for public entities during interim and annual periods beginning after January 1, 2013. This guidance amends only the disclosure requirements and not the application of the accounting standard. In January 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this update clarify that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with FASB ASC 815, Derivatives and Hedging (“FASB ASC 815”), including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with FASB ASC 210 or FASB ASC 815 or subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The Company is currently evaluating the impact of the adoption of these accounting standards updates on its financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Subsequently in December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This guidance eliminates the presentation option of presenting the component of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, the updates to comprehensive income guidance require all nonowner changes in stockholders’ equity to be presented either in a single continuous statement of comprehensive income or two separate but consecutive statements. The Company elected to adopt the two statement approach. In this two statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income and the total of comprehensive income. These changes apply to both annual and interim financial statements. The Company adopted the new accounting guidance effective January 1, 2012, and applied it retrospectively to fiscal years 2011 and 2010. The adoption added the Condensed Consolidated Statements of Comprehensive Income but did not impact the Company’s results of operations, financial position, or cash flows.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, to achieve common fair value measurement and disclosure requirements between U.S. GAAP and international accounting principles. While the overall guidance is consistent with U.S. GAAP, the amendment includes additional fair value disclosure requirements. The amendments in the guidance are effective for interim and annual periods beginning after December 15, 2011. The adoption of this amendment did not have a material effect on the Company’s financial statements; however, the adoption did result in expanded fair value disclosures in Note 24.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of estimated useful lives of bank properties and equipment

Depreciation, which is recorded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Equipment	Three to 10 years

Accumulated other comprehensive loss

These reclassifications for the years ended December 31, 2012, 2011, and 2010 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2012			2011			2010
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding gain (loss) on securities available for sale during the year	$2,788	$(1,139)	$1,649	$13,053	$(5,332)	$7,721	$(2,903)	$1,138	$(1,765)
Less:
Reclassification adjustment for net gain included in net income	(151)	63	(88)	(1,855)	757	(1,098)	(4,673)	1,831	(2,842)
Reclassification adjustment for net impairment loss recognized in earnings (1)	—	—	—	250	(102)	148	1,329	(521)	808
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss	—	—	—	—	—	—	(3,615)	1,417	(2,198)

Net unrealized gain (loss) on securities available for sale	$2,637	$(1,076)	$1,561	$11,448	$(4,677)	$6,771	$(9,862)	$3,865	$(5,997)

(1)	All amounts are included in non-interest income in the Consolidated statements of operations.

Summary of weighted average assumptions used to calculate fair value of option awards

Significant weighted average assumptions used to calculate the fair value of the option awards for the years ended December 31, 2012, 2011 and 2010 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

Years Ended December 31,	2012	2011	2010
Fair value of options granted during the year	$1.52	$2.11	$2.75
Risk-free rate of return	0.98%	2.72%	3.05%
Expected term in months	61	78	111
Expected volatility	62%	47%	45%
Expected dividends (1)	$—	$—	$—

(1)	To date, the Company has not paid cash dividends on its common stock.

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Available for sale and held to maturity investment

The amortized cost of investment securities and the approximate fair value at December 31, 2012 and 2011 were as follows:

SUMMARY OF INVESTMENT SECURITIES

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012
Available for sale:
U.S. Treasury obligations	$9,998	$13	$—	$10,011
U.S. Government agencies	4,966	—	(17)	4,949
U.S. Government agency mortgage-backed securities	348,854	7,104	(980)	354,978
Other mortgage-backed securities	287	—	(1)	286
State and municipal obligations	36,848	3,322	—	40,170
Trust preferred securities	12,622	—	(6,740)	5,882
Corporate bonds	24,449	993	—	25,442
Other	1,464	—	—	1,464

Total available for sale	439,488	11,432	(7,738)	443,182

Held to maturity:
U.S. Government agency mortgage-backed securities	662	48	—	710
Other mortgage-backed securities	250	—	—	250

Total held to maturity	912	48	—	960

Total investment securities	$440,400	$11,480	$(7,738)	$444,142

December 31, 2011
Available for sale:
U.S. Treasury obligations	$11,999	$80	$—	$12,079
U.S. Government agencies
U.S. Government agency mortgage-backed securities	423,269	6,264	(629)	428,904
Other mortgage-backed securities	323	—	(27)	296
State and municipal obligations	45,424	3,373	(12)	48,785
Trust preferred securities	12,619	—	(7,711)	4,908
Corporate bonds	19,689	57	(338)	19,408

Other	1,165	—	—	1,165

Total available for sale	514,488	9,774	(8,717)	515,545

Held to maturity:
U.S. Government agency mortgage-backed securities	1,344	69	—	1,413
Other mortgage-backed securities	—	—	—	—

Total held to maturity	1,344	69	—	1,413

Total investment securities	$515,832	$9,843	$(8,717)	$516,958

Gross Unrealized Losses by Investment Category

The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

GROSS UNREALIZED LOSSES BY INVESTMENT CATEGORY

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2012

U.S. Government agencies	$4,949	$(17)	$—	$—	$4,949	$(17)
U.S. Government agency mortgage-backed securities	69,145	(980)			69,145	(980)
Other mortgage-backed securities	286	(1)	—	—	286	(1)
Trust preferred securities	—	—	5,882	(6,740)	5,882	(6,740)

Total	$74,380	$(998)	$5,882	$(6,740)	$80,262	$(7,738)

December 31, 2011
U.S. Government agency mortgage-backed securities	$79,221	$(627)	$7,224	$(2)	$86,445	$(629)
Other mortgage-backed securities	—	—	296	(27)	296	(27)
State and municipal obligations	—	—	233	(12)	233	(12)
Corporate bonds	14,231	(338)	—	—	14,231	(338)
Trust preferred securities	—	—	4,908	(7,711)	4,908	(7,711)

Total	$93,452	$(965)	$12,661	$(7,752)	$106,113	$(8,717)

Cumulative OTTI Recognized in Earnings

The following is a roll-forward for the years ended December 31, 2012 and 2011 of OTTI charges recognized in earnings as a result of credit losses on investments:

CUMULATIVE OTTI RECOGNIZED IN OPERATIONS

At or for the Year Ended December 31, 2012	Amount
Cumulative OTTI, beginning of year	$10,203
Additional increase as a result of net impairment losses recognized on investments	—
Decrease as a result of the sale of an investment with net impairment losses	—

Cumulative OTTI, end of year	$10,203

At or for the Year Ended December 31, 2011	Amount
Cumulative OTTI, beginning of year	$10,683
Additional increase as a result of net impairment losses recognized on investments	250
Decrease as a result of the sale of an investment with net impairment losses	(730)

Cumulative OTTI, end of year	$10,203

Contractual Maturities of Investment Securities

The amortized cost and estimated fair value of the investment securities, by contractual maturity, at December 31, 2012 is shown below. Actual maturities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

CONTRACTUAL MATURITIES OF INVESTMENT SECURITIES

	Available for Sale		Held to Maturity
December 31, 2012	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$11,437	$11,452	$—	$—
Due after one year through five years	24,697	25,691	250	250
Due after five years through ten years	12,971	13,735	—	—
Due after ten years	41,242	37,040	—	—

Total investment securities, excluding mortgage-backed securities	90,347	87,918	250	250

U.S. Government agency mortgage-backed securities	348,854	354,978	662	710
Other mortgage-backed securities	287	286	—	—

Total investment securities	$439,488	$443,182	$912	$960

Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowances for Loan Losses [Abstract]
Loan Components

The components of loans receivable, net were as follows:

Loan Components

December 31,	2012	2011
Commercial:
Commercial and industrial	$556,966	$551,396
CRE owner occupied	527,825	604,361
CRE non-owner occupied	584,857	626,795
Land and development	55,919	95,474
Consumer:
Home equity lines of credit	207,720	224,517
Home equity term loans	30,842	41,470
Residential real estate	273,413	100,438
Other	38,618	46,671

Total gross loans	2,276,160	2,291,122
Allowance for loan losses	(45,873)	(41,667)

Loans, net	$2,230,287	$2,249,455

Loans past due 90 days and accruing	$—	$154
Troubled debt restructuring, accruing	—	—

Loans on Non-Accrual status

Loans on Non-accrual Status

December 31,	2012	2011
Commercial
Commercial and industrial	$12,156	$6,501
Commercial and industrial, held-for-sale	1,114	—
CRE owner occupied	14,957	32,579
CRE owner occupied, held-for-sale	3,223	—
CRE non-owner occupied	5,305	9,873
CRE non-owner occupied, held-for-sale	5,298	—
Land and development	20,897	32,088
Land and development, held-for-sale	589	—
Consumer:
Home equity lines of credit	3,714	3,620
Home equity term loans	1,226	1,246
Residential real estate	5,747	2,522
Other	658	1,227

Total non-accrual loans	$74,884	$89,656

Troubled debt restructurings, non-accrual	$18,244	$17,875

Troubled debt restructurings, non-accrual, held-for-sale	$2,499	$—

Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowances for Loan Losses [Abstract]
Allowance for loan losses and recorded investment in financing receivables

An analysis of the change in the allowance for loan losses is as follows:

Allowance for Loan Losses and Recorded Investment in Financing Receivables

	For the Year Ended December 31, 2012
	Commercial and industrial	Home Equity(1)	Residential Real Estate	Other	Total
Allowance for loan losses:

Beginning balance	$34,227	$2,566	$903	$3,971	$41,667
Charge-offs	(51,265)	(2,489)	(249)	(1,610)	(55,613)
Recoveries	1,950	450	14	190	2,604

Net charge-offs	(49,315)	(2,039)	(235)	(1,420)	(53,009)
Provision for loan losses	48,285	2,207	2,665	4,058	57,215

Ending balance	$33,197	$2,734	$3,333	$6,609	$45,873

Ending balance: individually evaluated for impairment	$951	$—	$98	$—	$1,049

Ending balance: collectively evaluated for impairment	$32,246	$2,734	$3,235	$6,609	$44,824

Financing Receivables:
Ending balance	$1,725,567	$238,562	$273,413	$38,618	$2,276,160

Ending balance: individually evaluated for impairment	$71,443	$4,756	$5,612	$631	$82,442

Ending balance: collectively evaluated for impairment	$1,654,124	$233,806	$267,801	$37,987	$2,193,718

(1)	Amount includes both home equity lines of credit and term loans

	For the Year Ended December 31, 2011
	Commercial and industrial	Home Equity(1)	Residential Real Estate	Other	Total
Allowance for loan losses:

Beginning balance	$76,759	$2,883	$661	$1,410	$81,713
Charge-offs	(112,108)	(3,337)	(1,064)	(1,303)	(117,812)
Recoveries	2,459	88	43	523	3,113

Net charge-offs	(109,649)	(3,249)	(1,021)	(780)	(114,699)
Provision for loan losses	67,117	2,932	1,263	2,954	74,266
Reserves transferred	—	—	—	387	387

Ending balance	$34,227	$2,566	$903	$3,971	$41,667

Ending balance: individually evaluated for impairment	$5,429	$—	$14	$47	$5,490

Ending balance: collectively evaluated for impairment	$28,798	$2,566	$889	$3,924	$36,177

Financing Receivables:
Ending balance	$1,878,026	$265,987	$100,438	$46,671	$2,291,122

Ending balance: individually evaluated for impairment	$98,916	$4,595	$2,522	$97	$106,130

Ending balance: collectively evaluated for impairment	$1,779,110	$261,392	$97,916	$46,574	$2,184,992

(1)	Amount includes both home equity lines of credit and term loans

At or for the Year Ended December 31,	2010
Balance, beginning of year	$59,953
Charge-offs	(80,802)
Recoveries	1,044

Net charge-offs	(79,758)
Provision for loan losses	101,518

Balance, end of year	$81,713

Components of impaired loans held-for-investment

The following tables present the Company’s components of impaired loans, segregated by class of loans. Commercial and consumer loans that were collectively evaluated for impairment are not included in the data that follows:

Impaired Loans

For the Year Ended December 31, 2012

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$17,257	$19,260	$—	$14,977	$53	$53
Commercial & industrial, held for sale	1,125	2,252	—	1,987	—	—
CRE owner occupied	22,586	44,110	—	25,521	86	86
CRE owner occupied, held for sale	5,596	17,091	—	11,384	—	—
CRE non-owner occupied	5,305	9,761	—	14,452	24	24
CRE non-owner occupied, held for sale	5,428	9,583	—	5,269	—	—
Land and development	20,649	33,607	—	27,353	22	22
Land and development, held for sale	589	2,124	—	1,255	—	—
Consumer:
Residential real estate	5, 428	5,852	—	4,334	—	—
Home Equity Lines of Credit	3,582	4,610	—	2,942	9	9
Home Equity Term Loans	1,174	1,285	—	1,023	3	3
Other	631	1,489	—	231	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$—	$939	$—	$1,222	$—	$—
CRE owner occupied	4,649	8,779	649	6,029	—	—
Land and development	997	1,013	302	553	—	—
Consumer:
Residential Real Estate	184	194	98	71	—	—
Other	—	—	—	4	—	—

Total commercial	$84,182	$148,519	$951	$110,002	$185	$185
Total consumer	$10,999	$13,430	$98	$8,605	$12	$12

Impaired Loans

For the Year Ended December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$9,401	$12,778	$—	$9,180	$67	$67
CRE owner occupied	32,202	55,982	—	36,266	357	357
CRE non-owner occupied	7,308	8,584	—	15,299	36	36
Land and development	25,925	26,148	—	29,932	57	57
Consumer:
Residential real estate	2,433	2,758	—	470	—	—
Home Equity Lines of Credit	3,398	4,402	—	637	—	—
Home Equity Term Loans	1,197	1,306	—	228	—	—
Other	50	50	—	2	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$4,955	$6,110	$262	$13,368	$337	$337
CRE owner occupied	9,706	14,449	2,448	18,929	212	212
CRE non-owner occupied	2,565	3,468	229	6,211	438	438
Land and development	6,854	7,063	2,490	7,937	—	—
Consumer:
Residential Real Estate	89	164	14	45	—	—
Other	47	47	47	19	—	—

Total commercial	$98,916	$134,582	$5,429	$136,582	$1,504	$1,504
Total consumer	$7,214	$8,726	$61	$1,354	$—	$—

Impaired Loans

For the Year Ended December 31, 2010

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$8,650	$9,570	$—	$5,387	$58	$58
CRE owner occupied	32,325	65,398	—	37,502	18	18
CRE non-owner occupied	24,047	33,445	—	9,398	—	—
Land and development	21,044	33,387	—	12,343	9	9
Consumer:
Residential real estate	—	—	—	23	—	—
Other	—	—	—	644	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$26,938	$32,365	$6,109	$20,959	$454	$438
CRE owner occupied	20,365	25,099	4,800	22,463	433	420
CRE non-owner occupied	20,275	26,512	4,770	8,998	—	—
Land and development	27,085	28,460	5,401	9,209	29	29
Consumer:
Other	—	—	—	323	—	—

Total commercial	$180,729	$254,236	$21,080	$126,259	$1,001	$972
Total consumer	$—	$—	$—	$990	$—	$—

Analysis of the company's TDR agreements

The following table presents an analysis of the Company’s TDR agreements entered into during the twelve months ended December 31, 2012:

Troubled Debt Restructuring as of December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Loans held-for-investment
CRE owner occupied	1	$8,955	$8,382
Land and development	1	371	749
CRE non-owner occupied	1	265	—

Troubled Debt Restructuring as of December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	4	$8,277	$7,855
CRE owner occupied	6	19,363	9,329
Land and development	1	1,745	691

Troubled Debt Restructurings That Subsequently Defaulted

For the Year Ended December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	1	$3,257	$5,225
CRE owner occupied (1)	3	10,928	3,525
Land and development	1	371	749

(1)	One of the above contracts was charged off during the twelve months ended December 31, 2012. The recorded investment on this contract is now $139 thousand. The other contracts are displayed in the table above outstanding as of December 31, 2012.

Troubled Debt Restructurings That Subsequently Defaulted

For the Year Ended December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial (1)	5	$8,400	$7,978
CRE owner occupied	7	18,922	9,451

(1)	One of the above contracts was charged off during the twelve months ended December 31, 2011. The recorded investment on this contract is now $0. The other contracts are displayed in the table above outstanding as of December 31, 2011.

Company's distribution of risk ratings within the held-for-investment loan portfolio

The following tables present the Company’s distribution of risk ratings loan portfolio, segregated by class, as of December 31, 2012 and 2011:

Credit Quality Indicators

As of December 31, 2012

Credit Risk by Internally Assigned Grade

	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$479,983	$456,576	$544,645	$32,791	$200,429	$29,561	$265,139	$37,561
Special Mention	36,233	19,955	24,885	—	—	—	—	—
Substandard	40,750	51,294	15,327	23,128	7,291	1,281	8,274	1,057

Total	$556,966	$527,825	$584,857	$55,919	$207,720	$30,842	$273,413	$38,618

Credit Quality Indicators

As of December 31, 2011

Credit Risk by Internally Assigned Grade

	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$501,605	$515,555	$567,295	$42,268	$218,066	$40,138	$94,681	$44,821
Special Mention	26,062	24,483	30,013	5,799	—	—	—	—
Substandard	23,729	64,323	29,487	47,407	6,451	1,332	5,757	1,850

Total	$551,396	$604,361	$626,795	$95,474	$224,517	$41,470	$100,438	$46,671

Company's analysis of past due held-for-investment loans

The following tables present the Company’s analysis of past due loans, segregated by class of loans, as of December 31, 2012 and 2011:

Aging of Receivables

For the Year Ended December 31, 2012

	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$3,192	$797	$2,350	$6,339	$550,627	$556,966	$—
CRE owner occupied	5,828	223	10,811	16,862	510,963	527,825	—
CRE non-owner occupied	4,037	1	2,974	7,012	577,845	584,857	—
Land and development	3,823	—	12,139	15,962	39,957	55,919	—
Consumer:
Home equity lines of credit	2,296	880	2,518	5,694	202,026	207,720	—
Home equity term loans	960	340	972	2,272	28,570	30,842	—
Residential real estate	8,387	328	5,288	14,003	259,410	273,413	—
Other	599	273	499	1,371	37,247	38,618	—

Total	$29,122	$2,842	$37,551	$69,515	$2,206,645	$2,276,160	$—

Aging of Receivables

For the Year Ended December 31, 2011

	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$1,024	$4,600	$6,407	$12,031	$539,365	$551,396	$—
CRE owner occupied	6,408	1,176	35,003	42,587	561,774	604,361	—
CRE non-owner occupied	2,187	4,981	8,398	15,566	611,229	626,795	—
Land and development	371	—	32,088	32,459	63,015	95,474	—
Consumer:
Home equity lines of credit	2,001	1,016	3,182	6,199	218,318	224,517	138
Home equity term loans	687	145	1,200	2,032	39,438	41,470	—
Residential real estate	3,324	565	2,307	6,196	94,242	100,438	—
Other	891	227	902	2,020	44,651	46,671	16

Total	$16,893	$12,710	$89,487	$119,090	$2,172,032	$2,291,122	$154

Restricted Equity Investments (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Equity Investments [Abstract]
Restricted equity investments

The Company’s restricted equity investments at December 31, 2012 and 2011 were as follows:

RESTRICTED EQUITY INVESTMENTS

December 31,	2012	2011
FRB stock	$10,783	$10,536
FHLBNY stock	6,955	5,142
Atlantic Central Bankers Bank stock	148	148

Total	$17,886	$15,826

Bank Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Properties and Equipment [Abstract]
Summary of bank properties and equipment

Bank properties and equipment consist of the following major classifications:

SUMMARY OF BANK PROPERTIES AND EQUIPMENT

December 31,	2012	2011
Land	$8,998	$9,193
Buildings	30,617	31,689
Capital lease	8,630	8,630
Leasehold improvements and equipment	44,781	42,899

Total bank properties and equipment	93,026	92,411
Accumulated depreciation	(42,221)	(37,655)

Bank properties and equipment, net	$50,805	$54,756

Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Owned [Abstract]
Real estate owned

Real estate owned consisted of the following:

SUMMARY OF REAL ESTATE OWNED

December 31,	2012	2011
Commercial properties	$5,382	$1,777
Residential properties	696	1,683
Bank properties	1,395	1,560

Total	$7,473	$5,020

Summary of real estate owned activity

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	Underlying Property
At or for the year ended December 31, 2012	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$1,777	$1,683	$1,560	$5,020
Transfers into real estate owned	6,000	315	1,365	7,680
Transfers into operations	—	—	—	—
Sale of real estate owned	(1,956)	(1,153)	(797)	(3,906)
Write down of real estate owned	(439)	(149)	(733)	(1,321)

Balance, end of year	$5,382	$696	$1,395	$7,473

Summary of real estate owned expenses, net

Expenses applicable to real estate owned include the following:

REAL ESTATE OWNED EXPENSES, NET

Years Ended December 31,	2012	2011	2010
Net (gain) loss on sales of real estate	$345	$(26)	$(18)
Write-down of real estate owned	1,433	667	383
Operating expenses, net of rental income	580	545	436

Total	$2,358	$1,186	$801

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Amortization of intangible assets

Information regarding the Company’s expected amortization expense is as follows:

AMORTIZATION OF INTANGIBLE ASSETS

Amount
Expected for Years Ended December 31,
2013	2,708
2014	554
Thereafter	—

Total	$3,262

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
Major classifications of deposits

Deposits consist of the following major classifications:

SUMMARY OF DEPOSITS

December 31,	2012	2011
Interest-bearing demand deposits	$1,215,548	$1,244,590
Non-interest-bearing demand deposits	535,635	527,796
Savings deposits	264,155	262,044
Time deposits under $100,000	323,768	376,369
Time deposits $100,000 or more	256,725	177,747
Brokered time deposits	117,393	79,431

Total	$2,713,224	$2,667,977

Time deposits by year of maturity

A summary of time deposits by year of maturity is as follows:

MATURITIES OF TIME DEPOSITS (1)

Years Ended December 31,	Amount
2013	$437,006
2014	90,465
2015	76,362
2016	32,013
2017	61,415
Thereafter	625

Total	$697,886

(1)	Amounts include brokered time deposits.

Interest expense on deposits

A summary of interest expense on deposits is as follows:

SUMMARY OF INTEREST EXPENSE

Years Ended December 31,	2012	2011	2010
Savings deposits	$900	$1,412	$2,283
Time deposits	7,875	10,301	15,805
Interest-bearing demand deposits	4,778	7,024	10,692

Total	$13,553	$18,737	$28,780

Advances from the Federal Home Loan Bank of New York (Tables)	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
Contractual maturities of advances from the FHLB NY

The contractual maturities of the Company’s fixed-rate advances from the FHLBNY at December 31, 2012 are as follows:

CONTRACTUAL MATURITIES OF ADVANCES FROM THE FHLBNY

Years Ended December 31,	Amount
2013	$299
2014	—
2015	—
2016	—
2017	—
Thereafter	61,116

Total	$61,415

Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
Summary of repurchase agreements

A summary of securities sold under agreements to repurchase, interest rates, approximate average amounts outstanding and their approximate weighted average rates at December 31, 2012, 2011 and 2010 is as follows:

SUMMARY OF REPURCHASE AGREEMENTS

At or for the Years Ended December 31,	2012	2011	2010
FHLBNY repurchase agreements outstanding at year end	$—	$15,000	$15,000
Weighted average interest rate at year end	—%	4.84%	4.84%
Approximate average amount outstanding during the year	$18,333	$15,000	$15,000
Approximate weighted average rate during the year	2.30%	4.91%	4.91%

Repurchase agreements with customers outstanding at year end	$1,968	$5,668	$6,307
Weighted average interest rate at year end	0.17%	0.08%	0.21%
Approximate average amount outstanding during the year	$4,859	$6,659	$15,243
Approximate weighted average rate during the year	0.15%	0.10%	0.19%

Summary of maximum month end repurchase agreements

The maximum month end amount of securities sold under agreements to repurchase for the years ended December 31, 2012 and 2011 is as follows:

SUMMARY OF MAXIMUM MONTH END REPURCHASE AGREEMENTS

December 31,	2012	2011
FHLBNY repurchase agreements	$45,000	$15,000
Repurchase agreements with customers	$7,278	$8,249

Junior Subordinated Debentures Held By Trusts That Issued Capital Debt	12 Months Ended
Dec. 31, 2012
Junior Subordinated Debentures Held by Trusts that Issued Capital Debt [Abstract]
Summary of capital securities and junior subordinated debentures

The following is a summary of the outstanding capital securities issued by each Issuer Trust and the junior subordinated debentures issued by the Company to each Issuer Trust as of December 31, 2012.

SUMMARY OF CAPITAL SECURITIES AND JUNIOR SUBORDINATED DEBENTURES

December 31, 2012	Capital Securities			Junior Subordinated Debentures
Issuer Trust	Issuance Date	Stated Value	Distribution Rate	Principal Amount	Maturity	Redeemable Beginning
Sun Capital Trust V	December 18, 2003	$15,000	3-mo LIBOR plus 2.80%	$15,464	December 30, 2033	December 30, 2008
Sun Capital Trust VI	December 19, 2003	25,000	3-mo LIBOR plus 2.80%	25,774	January 23, 2034	January 23, 2009
Sun Statutory Trust VII	January 17, 2006	30,000	3-mo LIBOR plus 1.35%	30,928	March 15, 2036	March 15, 2011
Sun Capital Trust VII	April 19, 2007	10,000	6.428% Fixed	10,310	June 30, 2037	June 30, 2012
Sun Capital Trust VIII	July 5, 2007	10,000	3-mo LIBOR plus 1.39%	10,310	October 1, 2037	October 1, 2012

		$90,000		$92,786

Stock Based Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Incentive Plans and Employee and Director Stock Purchase Plans [Abstract]
Summary of stock options granted and outstanding

Options outstanding under the 2002, 2004, 2010, Community Plans and Advantage Plans are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING

	Incentive	Nonqualified	Total
Stock options granted and outstanding:
December 31, 2012 at prices ranging from $2.85 to $17.49 per share	835,097	950,060	1,785,157
December 31, 2011 at prices ranging from $3.09 to $17.49 per share	1,012,612	1,815,465	2,828,077
December 31, 2010 at prices ranging from $3.51 to $17.49 per share	846,377	1,353,234	2,199,611

Summary of stock option activity

Activity in the stock option plans for the years ended December 31, 2012, 2011 and 2010, respectively was as follows:

SUMMARY OF STOCK OPTION ACTIVITY

Years Ended December 31,	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Stock options outstanding, beginning of year	2,828,077	$7.94	2,728,139	$8.29	2,199,611	$9.51
Granted	232,647	2.92	242,500	4.28	763,994	4.77
Exercised	—	—	—	—	—	—
Forfeited	(74,776)	3.76	(63,095)	4.84	(29,521)	8.16
Expired	(1,200,791)	8.11	(79,467)	11.39	(205,945)	8.27

Stock options outstanding, end of year	1,785,157	$7.35	2,828,077	$7.94	2,728,139	$8.29

Stock options exercisable, end of year	1,178,775	$8.66	2,037,549	$8.73	1,750,189	$9.37

Stock options vested or expected to vest (1)	1,725,894	$7.44	2,599,466	$7.98	2,584,682	$8.36

(1)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

Summary of nonvested stock option activity

A summary of the Company’s nonvested options at December 31, 2012, 2011 and 2010, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK OPTION ACTIVITY

Years Ended December 31,	2012		2011		2010
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock options outstanding, beginning of year	790,528	$5.90	977,950	$6.38	597,363	$15.31
Granted	232,647	2.92	242,500	4.28	763,994	4.77
Vested	(342,017)	6.30	(366,827)	6.29	(353,886)	17.82
Forfeited	(74,776)	3.76	(63,095)	4.84	(29,521)	8.16

Nonvested stock options outstanding, end of year	606,382	$4.79	790,528	$5.90	977,950	$6.38

Summary of nonvested restricted stock award activity

A summary of the Company’s nonvested stock awards at December 31, 2012, 2011 and 2010, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY

Years Ended December 31,	2012		2011		2010
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock awards outstanding, beginning of year	175,989	$6.07	309,481	$6.16	182,297	$7.67
Issued	588,136	2.88	—	—	176,250	4.76
Vested	(106,012)	5.57	(110,973)	6.56	(48,066)	6.79
Forfeited	(19,076)	3.21	(19,689)	4.83	(1,000)	3.54

Nonvested stock awards outstanding, end of year	639,037	$3.30	178,819	$6.05	309,481	$6.16

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Schedule of the future minimum lease payments under capital leases

Leases. The following is a schedule of the Company’s future minimum lease payments under capital leases as of December 31, 2012:

FUTURE MINIMUM LEASE PAYMENTS UNDER OBLIGATIONS UNDER CAPITAL LEASES

Years Ended December 31,	Amount
2013	$776
2014	776
2015	797
2016	839
2017	839
Thereafter	7,819

Total minimum lease payments	11,846
Less: Amount representing interest	4,237

Present value of minimum lease payment, net	$7,609

Future minimum payments under noncancelable operating leases

The following table shows future minimum payments under noncancelable operating leases with initial terms of one year or more at December 31, 2012. Future minimum receipts under sub-lease agreements are deemed not material.

FUTURE MINIMUM PAYMENTS UNDER NONCANCELABLE OPERATING LEASES

Years Ended December 31,	Amount
2013	$4,177
2014	4,110
2015	3,928
2016	3,855
2017	3,529
Thereafter	26,001

Total minimum lease payments	$45,600

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Summary of interest rate swaps designated as fair value hedges

The following tables provide information pertaining to interest rate swaps designated as fair value hedges under FASB ASC 815 at December 31, 2012 and 2011:

SUMMARY OF INTEREST RATE SWAPS DESIGNATED AS FAIR VALUE HEDGES

December 31,	2012		2011
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other liabilities	$30,545	$(3,503)	$33,663	$(4,489)

Summary of interest rate swap components	SUMMARY OF INTEREST RATE SWAPS COMPONENTS

December 31,	2012	2011
Weighted average pay rate	6.85%	6.83%
Weighted average receive rate	2.22%	2.27%
Weighted average maturity in years	2.6	3.4

Summary of interest rate swaps not designated as hedging instruments

SUMMARY OF INTEREST RATE SWAPS NOT DESIGNATED AS HEDGING INSTRUMENTS

December 31,	2012		2011
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other assets	$358,753	$40,594	$400,311	$50,355
Other liabilities	358,753	(40,646)	400,311	(50,462)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of income tax (Benefit) expense

The income tax (benefit) expense consists of the following:

SUMMARY OF INCOME TAX (BENEFIT) EXPENSE

Years Ended December 31,	2012	2011	2010
Current	$(34)	$10	$(11,020)
Deferred	—	—	20,342

Income tax (benefit) provision	$(34)	$10	$9,322

Details of deferred tax liability, net

Items that gave rise to significant portions of the deferred tax accounts are as follows:

DETAILS OF DEFERRED TAX LIABILITY, NET

December 31,	2012	2011
Deferred tax asset:
Allowance for loan losses	$19,239	$17,319
Goodwill amortization	1,262	3,263
Impairments realized on investment securities	490	490
Fixed assets	2,596	1,588
Net operating loss carry forwards	85,466	66,334
Alternative minimum tax credits	2,010	1,975
Other	5,194	3,804

Total deferred tax asset before valuation allowance	116,257	94,773

Less: valuation allowance	(113,398)	(91,416)
Deferred tax liability:
Core deposit intangible amortization	420	1,203
Unrealized gain on investment securities	1,509	432
Deferred loan costs	2,119	1,817
Other	320	337

Total deferred tax liability	4,368	3,789

Net deferred tax (liability) asset	$(1,509)	$(432)

Reconciliation of federal statutory income tax

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

Years Ended December 31,	2012		2011		2010
	Amount	%	Amount	%	Amount	%
Loss before income taxes	$(50,524)		$(67,495)		$(176,096)
Tax computed at statutory rate	(17,683)	35.0%	(23,624)	35.0%	(61,634)	35.0%
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(3,040)	6.0	(3,949)	5.9	(8,514)	4.8
Tax exempt interest (net)	(638)	1.3	(900)	1.3	(1,233)	0.7
BOLI	(695)	1.4	(1,037)	1.5	(726)	0.4
Nondeductible goodwill	—	—	—	—	18,980	(10.8)
Valuation allowance	21,981	(43.5)	29,524	(43.7)	61,892	(35.1)
Other, net	41	(0.1)	(4)	0.0	557	(0.3)

Total income tax (benefit) expense	$(34)	0.1%	$10	0.0%	$9,322	(5.3)%

Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Loss Per Common Share [Abstract]
Summary loss per common share computation

Loss per share was calculated as follows:

LOSS PER COMMON SHARE COMPUTATION

Years Ended December 31,	2012	2011	2010
Net loss	$(50,491)	$(67,505)	$(185,418)

Net loss available to common shareholders	$(50,191)	$(67,505)	$(185,418)

Average common shares outstanding	85,938,714	76,653,990	28,258,953
Net effect of dilutive stock options	—	—	—

Dilutive common shares outstanding	85,738,714	76,653,990	28,258,953

Loss per share – basic	$(0.59)	$(0.88)	$(6.56)
Loss per share – diluted	$(0.59)	$(0.88)	$(6.56)

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
Risk-based capital ratios

The following table provides both the Company’s and the Bank’s risk-based capital ratios as of December 31, 2012 and 2011.

REGULATORY CAPITAL LEVELS

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions(1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$340,111	13.72%	$198,340	8.00%	N/A
Sun National Bank	322,041	13.02	197,964	8.00	$247,455	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	293,008	11.82	99,170	4.00	N/A
Sun National Bank	290,922	11.76	98,982	4.00	148,473	6.00
Leverage Ratio:
Sun Bancorp, Inc.	293,008	9.30	126,080	4.00	N/A
Sun National Bank	290,922	9.24	125,902	4.00	157,377	5.00

December 31, 2011
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$385,034	15.22%	$202,415	8.00%	N/A
Sun National Bank	338,240	13.39	202,120	8.00	$252,650	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	353,283	13.96	101,208	4.00	N/A
Sun National Bank	306,534	12.13	101,060	4.00	151,590	6.00
Leverage Ratio:
Sun Bancorp, Inc.	353,283	11.09	127,381	4.00	N/A
Sun National Bank	306,534	9.64	127,240	4.00	159,050	5.00

(1)	Not applicable for bank holding companies.

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of assets and liabilities measured at fair value on a recurring basis

 Those assets and liabilities which will continue to be measured at fair value on a recurring basis are as follows:

SUMMARY OF RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement
	Total	Level 1	Level 2	Level 3
December 31, 2012
Assets:
Investment securities available for sale:
U.S. Treasury obligations	$10,011	$10,011	$—	$—
U.S. Government agencies	4,949	—	4,949	—
U.S. Government agency mortgage-backed securities	354,978	—	354,978	—
Other mortgage-backed securities	286	—	286	—
State and municipal obligations	40,170	—	40,170	—
Trust preferred securities	5,882	—	—	5,882
Corporate bonds	25,442	—	25,442	—
Other securities	1,464	1,464	—	—
Residential loans held-for-sale	99,013	—	99,013	—
Interest rate lock commitments on residential mortgages	847	—	—	847
Interest rate swaps	40,594	—	40,594	—
Interest rate floor	275	—	275	—
Liabilities:
Fair value interest rate swaps	3,503	—	3,503	—
Interest rate swaps	40,646	—	40,646	—
Interest rate floor	275	—	275	—

December 31, 2011
Assets:
Investment securities available for sale:
U.S. Treasury obligations	$12,079	$12,079	$—	$—
U.S. Government agencies	—	—	—	—
U.S. Government agency mortgage-backed securities	428,904	—	428,904	—
Other mortgage-backed securities	296	—	296	—
State and municipal obligations	48,785	—	48,785	—
Trust preferred securities	4,908	—	—	4,908
Corporate bonds	19,408	—	19,408	—
Other	1,165	665	500	—
Interest rate swaps	50,355	—	50,355	—
Interest rate floor	360	—	360	—
Liabilities:
Fair value interest rate swaps	4,489	—	4,489	—
Interest rate swaps	50,462	—	50,462	—
Interest rate floor	360	—	360	—

Summary of assets measured at fair value on non recurring basis

 At December 31, 2012 and 2011, these assets were valued in accordance with GAAP and the following table summarizes these assets requiring fair value disclosure under the provisions of FASB ASC 820.

SUMMARY OF NON-RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement			Total (Losses) Gains Or Changes in Net Assets
	Total	Level 1	Level 2	Level 3
December 31, 2012
Assets:
Impaired loans	$75,550	$—	$—	$75,550	$(33,105)
Commercial real estate loans held-for-sale	21,922	—	21,922	—	(5,890)
Real estate owned	1,881	—	—	1,881	(1,322)
SBA servicing asset	389	—	—	389	(95)

December 31, 2011
Assets:
Impaired loans	$82,031	$—	$—	$82,031	$(90,390)
Real estate owned	2,272	—	—	2,272	(666)

Valuation methods for determining fair value of impairment loans

The following steps are taken to determine the fair value of commercial real estate securing a loan that will be potentially subject to impairment:

Loan Category Used for Impairment Review	Method of Determining the Value
Loans less than $1 million	Evaluation or restricted use appraisal

Loans $1 million or greater
Existing appraisal 18 months or less	Restricted use appraisal
Existing appraisal greater than 18 months	Summary form appraisal

Commercial loans secured primarily by residential real estate
Loans less than $1 million	Automated valuation model
Loans $1 million or greater	Summary form appraisal
Non-commercial loans secured primarily by residential real estate
Loans less than $250,000 Loans $250,000 or greater	Automated valuation model or Summary form appraisal Summary form appraisal

Carrying amounts and estimated fair values of financial assets and liabilities

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL ASSETS AND LIABILITIES

December 31,	2012		2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and due from banks	$77,564	$77,564	$68,773	$68,773
Interest-earning bank balances	92,052	92,052	51,049	51,049
Investment securities available for sale	443,182	443,182	515,545	515,545
Investment securities held to maturity	912	960	1,344	1,413
Loans receivable, net	2,203,307	2,055,025	2,215,785	2,031,013
Loans held-for-sale	123,005	123,005	23,192	23,287
Hedged commercial loans (1)	26,980	30,477	33,670	38,148
Restricted equity investments	17,886	17,886	15,826	15,826
Interest rate lock commitments on residential mortgages	847	847	—	—
Interest rate swaps	40,594	40,594	50,355	50,355
Interest rate floor	275	275	360	360

Liabilities:
Demand deposits	1,751,183	1,729,671	1,772,386	1,797,554
Savings deposits	264,155	262,636	262,044	264,469
Time deposits	697,886	695,093	633,547	638,036
Securities sold under agreements to repurchase – customers	1,968	1,968	5,668	5,668
Advances from FHLBNY	61,415	62,784	2,733	3,017
Securities sold under agreements to repurchase – FHLBNY	—	—	15,000	15,382
Junior subordinated debentures	92,786	57,072	92,786	46,973
Fair value interest rate swaps	3,503	3,503	4,489	4,489
Interest rate swaps	40,646	40,646	50,462	50,462
Interest rate floor	275	275	360	360

(1)	Includes positive market value adjustment of $3.5 million and $4.5 million at December 31, 2012 and December 31, 2011, respectively, which is equal to the change in value of related interest rate swaps designated as fair value hedges of these hedged loans in accordance with FASB ASC 815.

Trust preferred securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of level 3 fair value measurement activity for trust preferred securities

The following provides details of the Level 3 fair value measurement activity for the years ended December 31, 2012 and 2011:

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

TRUST PREFERRED SECURITIES

For the Years Ended December 31,	2012	2011
Balance, beginning of year	$4,908	$5,642
Total gains (losses), realized/unrealized:
Included in earnings (1)	—	(250)
Included in accumulated other comprehensive income (loss)	974	(484)
Purchases	—	—
Maturities	—	—
Prepayments	—	—
Calls	—	—
Transfers into Level 3	—	—

Balance, end of year	$5,882	$4,908

(1)	Amount included in net impairment losses on available for sale securities of the consolidated statements of operations.

Interest Rate Lock Commitments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of level 3 fair value measurement activity for trust preferred securities

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

INTEREST RATE LOCK COMMITMENTS ON RESIDENTIAL MORTGAGES

For the Years Ended December 31,	2012	2011
Balance, beginning of year	$—	$—
Total gains (losses), realized/unrealized:
Included in other income	847	—
Included in accumulated other comprehensive income (loss)	—	—
Transfers into Level 3	—	—

Balance, end of year	$847	—

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of loans to related parties

Related party activity for the years ended December 31, 2012 and 2011 is summarized as follows:

SUMMARY OF LOANS TO RELATED PARTIES

At or for the Years Ended December 31,	2012	2011
Balance, beginning of year	$57,753	$68,259
Additions	5,947	5,980
Repayments	(5,879)	(16,486)

Balance, end of year	$57,821	$57,753

Summary of leases

Terms of these three agreements at December 31, 2012 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE CHAIRMAN OF THE BOARD OF DIRECTORS

December 31, 2012	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
October 2027	$1,136	2 five-year terms	CPI
August 2025 (1)	506	4 five-year terms	Fixed
June 2029 (2)	269	4 five-year terms	CPI

(1)	This lease is recorded as a $4.7 million obligation under capital lease at December 31, 2012.
(2)	This lease is recorded as a $2.9 million obligation under capital lease at December 31, 2012.

Certain office space of the Company is leased from companies affiliated with certain Directors under separate agreements with the Company. Terms of these two agreements at December 31, 2012 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE DIRECTORS

December 31, 2012	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
January 2017	$167	1 five-year terms	Fixed
January 2027	174	4 five-year terms	Fixed

Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company [Abstract]
Condensed statements of financial condition

The condensed financial statements of Sun Bancorp, Inc. are as follows:

CONDENSED STATEMENTS OF FINANCIAL CONDITION

December 31,	2012	2011
Assets:
Cash and due from banks	$17,962	$47,614
Investments in subsidiaries:
Bank subsidiaries	334,584	352,333
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	2,040	1,302

Total assets	$357,372	$404,035

Liabilities and Shareholders’ Equity:
Liabilities
Junior subordinated debentures	$92,786	$92,786
Other liabilities	1,991	2,166

Total liabilities	94,777	94,952
Shareholders’ equity	262,595	309,083

Total liabilities and shareholders’ equity	$357,372	$404,035

Condensed statements of operations

CONDENSED STATEMENTS OF OPERATIONS

Years Ended December 31,	2012	2011	2010
Interest expense	$(2,594)	$(2,997)	$(4,117)
Management fee	3,438	5,172	6,936
Other expenses	(3,791)	(5,054)	(6,734)

Loss before equity in undistributed loss of subsidiaries and income tax benefit	(2,947)	(2,879)	(3,915)
Equity in undistributed loss of subsidiaries	(48,560)	(65,614)	(182,850)
Income tax benefit	1,016	988	1,347

Net loss available to common shareholders	$(50,491)	$(67,505)	$(185,418)

Condensed statements of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

Years Ended December 31,	2012	2011	2010
Operating activities:
Net loss	$(50,491)	$(67,505)	$(185,418)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed loss of subsidiaries	48,561	65,614	182,849
Stock-based compensation	(75)	110	2,612
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(1,024)	498	(61)
Accounts payable and other liabilities	(235)	291	555

Net cash (used in) provided by operating activities	(3,264)	(992)	537

Investing activities:
Payments for investments in and advances to subsidiaries	(28,000)	(64,000)	(103,173)
Net cash used in investing activities	(28,000)	(64,000)	(103,173)

Financing activities:
Proceeds from issuance of preferred stock and warrant	—	—	88,009
Redemption of preferred stock	—	—	(88,009)
Preferred stock issuance costs	—	—	(7,495)
Proceeds from issuance of common stock	1,612	100,077	106,839
Net cash provided by financing activities	1,612	100,077	99,344

Net (decrease) increase in cash	(29,652)	35,085	(3,292)
Cash, beginning of year	47,614	12,529	15,821

Cash, end of year	$17,962	$47,614	$12,529

* * * * * *

Nature of Operations (Details Textual)	Dec. 31, 2012
Nature of Operations (Textual) [Abstract]
Number of locations	62

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Building [Member]
Summary of estimated useful lives of bank properties and equipment
Estimated Useful life	40 years
Leasehold Improvements [Member]
Summary of estimated useful lives of bank properties and equipment
Estimated Useful Life	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Maximum [Member] | Equipment [Member]
Summary of estimated useful lives of bank properties and equipment
Estimated Useful life	10 years
Minimum [Member] | Equipment [Member]
Summary of estimated useful lives of bank properties and equipment
Estimated Useful life	3 years 6 months

Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive loss
Unrealized holding gain (loss) on securities available for sale during the year, pre-tax	$ 2,788	$ 13,053	$ (2,903)
Unrealized holding gain (loss) on securities available for sale during the year, Tax	(1,139)	(5,332)	1,138
Unrealized gain (loss) on securities available for sale during the year, after-tax	1,649	7,721	(1,765)
Less:
Reclassification adjustment for net gain included in net income, pre-tax	(151)	(1,855)	(4,673)
Reclassification adjustment for net gain included in net income, tax	63	757	1,831
Reclassification adjustment for net gain included in net income, after-tax	(88)	(1,098)	(2,842)
Reclassification adjustment for net impairment loss recognized in earnings, pre-tax		250	1,329
Reclassification adjustment for net impairment loss recognized in earnings, tax		(102)	(521)
Reclassification adjustment for net impairment loss recognized in earnings, after-tax		148	808
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss, Pre-tax			(3,615)
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss, Tax			1,417
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss, After-tax			(2,198)
Net unrealized gain (loss) on securities available for sale, pre-tax	2,637	11,448	(9,862)
Net unrealized gain (loss) on securities available for sale, tax	(1,076)	(4,677)	3,865
Net unrealized gain (loss) on securities available for sale, after-tax	$ 1,561	$ 6,771	$ (5,997)

Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of weighted average assumptions used to calculate fair value of option awards
Fair value of options granted during the year	$ 1.52	$ 2.11	$ 2.75
Risk-free rate of return	0.98%	2.72%	3.05%
Expected term in months	61 months	78 months	111 months
Expected volatility	62.00%	47.00%	45.00%
Expected dividends

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Plans Number_of_Transaction Segment	Dec. 31, 2011 Number_of_Transaction	Dec. 31, 2010
Summary of significant accounting policies (Textual) [Abstract]
Number of reportable operating segment	1
Number of unsettled transactions	0	0
Investments classified as trading securities	$ 0	$ 0
Other-than-temporarily impaired investments	0
Credit related OTTI charges	0	250,000	1,300,000
Loans held-for-sale	99,013,000
Loans held for sale including commerical real estate loans	120,900,000	23,200,000
Gain on sale of loans	2,100,000
Insignificant delay on loans	less than 90 days
Commercial loans and commercial real estate loans are charged-off	180 days
Consumer loans charged off	180 days
Goodwill impairment	0	0	89,706,000
Investments in general account	25,400,000
Investments in separate account	51,500,000
Total Bank owned life insurance cash surrender value	76,900,000
Recognized impairment losses on long lived assets	37,000	338,000	123,000
Valuation adjustments to loan servicing assets	95,000	0	0
Gross carrying value of loan servicing assets	389,000	429,000
Valuation allowance for loan servicing assets	118,000	23,000
Treasury stock	2,106,723	2,106,723
Stock options granted	10 years
Deferred Tax Assets Valuation Allowance	113,398,000	91,416,000
Number of stock based compensation plans	5
Residential Mortgage [Member]
Summary of significant accounting policies (Textual) [Abstract]
Loans held-for-sale	99,000,000
Commercial Properties [Member]
Summary of significant accounting policies (Textual) [Abstract]
Loans held-for-sale	$ 21,900,000

Branch Sales and Consolidations (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2010 Office	Dec. 31, 2012 Office	Dec. 31, 2011 Branches
Branch Sales And Consolidations (Textual) [Abstract]
Number of owned branch offices	4	3
Number of leased branch offices	1	1
Amount for the transfer of owned to real estate owned branch offices	$ 1,300,000	$ 1,400,000
Loss incurred for transfer of owned to real estate owned branch offices	$ 130,000	$ 236,000
Number of branch sales or consolidations			0

Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available for sale and held to maturity investment
Investment securities amortized cost	$ 440,400	$ 515,832
Gross unrealized gains	11,480	9,843
Gross unrealized losses	(7,738)	(8,717)
Total investment securities estimated fair value	444,142	516,958
Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	439,488	514,488
Gross unrealized gains	11,432	9,774
Gross unrealized losses	(7,738)	(8,717)
Total investment securities estimated fair value	443,182	515,545
Held to maturity [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	912	1,344
Gross unrealized gains	48	69
Gross unrealized losses
Total investment securities estimated fair value	960	1,413
U.S. Treasury obligations [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	9,998	11,999
Gross unrealized gains	13	80
Gross unrealized losses
Total investment securities estimated fair value	10,011	12,079
U.S. Government agencies [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	4,966
Gross unrealized gains
Gross unrealized losses	(17)
Total investment securities estimated fair value	4,949
U.S. Government agency mortgage-backed securities [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	348,854	423,269
Gross unrealized gains	7,104	6,264
Gross unrealized losses	(980)	(629)
Total investment securities estimated fair value	354,978	428,904
U.S. Government agency mortgage-backed securities [Member] | Held to maturity [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	662	1,344
Gross unrealized gains	48	69
Gross unrealized losses
Total investment securities estimated fair value	710	1,413
Other mortgage-backed securities [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	287	323
Gross unrealized gains
Gross unrealized losses	(1)	(27)
Total investment securities estimated fair value	286	296
Other mortgage-backed securities [Member] | Held to maturity [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	250
Gross unrealized gains
Gross unrealized losses
Total investment securities estimated fair value	250
State and municipal obligations [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	36,848	45,424
Gross unrealized gains	3,322	3,373
Gross unrealized losses		(12)
Total investment securities estimated fair value	40,170	48,785
Trust Preferred Securities [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	12,622	12,619
Gross unrealized gains
Gross unrealized losses	(6,740)	(7,711)
Total investment securities estimated fair value	5,882	4,908
Corporate bonds [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	24,449	19,689
Gross unrealized gains	993	57
Gross unrealized losses		(338)
Total investment securities estimated fair value	25,442	19,408
Other Securities [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	1,464	1,165
Gross unrealized gains
Gross unrealized losses
Total investment securities estimated fair value	$ 1,464	$ 1,165

Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value	$ 74,380	$ 93,452
12 Months or Longer Estimated Fair Value	5,882	12,661
Total Estimated Fair Value	80,262	106,113
Less than 12 Months Gross Unrealized Losses	(998)	(965)
12 Months or Longer Gross Unrealized Losses	(6,740)	(7,752)
Total Gross Unrealized Losses	(7,738)	(8,717)
U.S. Government agencies [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value	4,949
12 Months or Longer Estimated Fair Value
Total Estimated Fair Value	4,949
Less than 12 Months Gross Unrealized Losses	(17)
12 Months or Longer Gross Unrealized Losses
Total Gross Unrealized Losses	(17)
U.S. Government agency mortgage-backed securities [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value	69,145	79,221
12 Months or Longer Estimated Fair Value		7,224
Total Estimated Fair Value	69,145	86,445
Less than 12 Months Gross Unrealized Losses	(980)	(627)
12 Months or Longer Gross Unrealized Losses		(2)
Total Gross Unrealized Losses	(980)	(629)
Other mortgage-backed securities [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value	286
12 Months or Longer Estimated Fair Value		296
Total Estimated Fair Value	286	296
Less than 12 Months Gross Unrealized Losses	(1)
12 Months or Longer Gross Unrealized Losses		(27)
Total Gross Unrealized Losses	(1)	(27)
State and municipal securities [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value
12 Months or Longer Estimated Fair Value		233
Total Estimated Fair Value		233
Less than 12 Months Gross Unrealized Losses
12 Months or Longer Gross Unrealized Losses		(12)
Total Gross Unrealized Losses		(12)
Corporate bonds [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value		14,231
12 Months or Longer Estimated Fair Value
Total Estimated Fair Value		14,231
Less than 12 Months Gross Unrealized Losses		(338)
12 Months or Longer Gross Unrealized Losses
Total Gross Unrealized Losses		(338)
Trust Preferred Securities [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value
12 Months or Longer Estimated Fair Value	5,882	4,908
Total Estimated Fair Value	5,882	4,908
Less than 12 Months Gross Unrealized Losses
12 Months or Longer Gross Unrealized Losses	(6,740)	(7,711)
Total Gross Unrealized Losses	$ (6,740)	$ (7,711)

Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cumulative OTTI recognized in earnings
Cumulative OTTI, beginning of period	$ 10,203	$ 10,683
Additional increase as a result of net impairment losses recognized on investments		250
Decrease as a result of the sale of an investment with net impairment losses		(730)
Cumulative OTTI, end of period	$ 10,203	$ 10,203

Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Contractual maturities of investment securities
Due in one year or less	$ 11,437
Due after one year through five years	24,697
Due after five years through ten years	12,971
Due after ten years	41,242
Total investment securities, excluding mortgage-backed securities	90,347
Due in one year or less	11,452
Due after one year through five years	25,691
Due after five years through ten years	13,735
Due after ten years	37,040
Total investment securities, excluding mortgage-backed securities	87,918
Total investment securities	439,488	514,488
Investment securities available for sale	443,182	515,545
Due in one year or less
Due after one year through five years	250
Due after five years through ten years
Due after ten years
Total investment securities, excluding mortgage-backed securities	250
Due in one year or less
Due after one year through five years	250
Due after five years through ten years
Due after ten years
Total investment securities, excluding mortgage-backed securities	250
Investment securities held to maturity	912	1,344
Estimated fair value of investment securities held to maturity	960	1,413
U.S. Government agency mortgage-backed securities [Member]
Contractual maturities of investment securities
Total investment securities	348,854
Investment securities available for sale	354,978
Investment securities held to maturity	662
Estimated fair value of investment securities held to maturity	710
Other mortgage-backed securities [Member]
Contractual maturities of investment securities
Total investment securities	287
Investment securities available for sale	286
Investment securities held to maturity
Estimated fair value of investment securities held to maturity

Investment Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities	Dec. 31, 2010
Investment Securities (Textual) [Abstract]
Number of securities prior to maturity	6	9
Gross proceed from sale of securities	$ 7,000,000	$ 27,000,000
Gross realized gains	10,000	46,000
Gross realized losses	93,000
Number of securities matured	8	20
Aggregate value of securities matured	9,100,000	63,600,000
Less than 12 Months Gross Unrealized Losses	998,000	965,000
12 Months or Longer Gross Unrealized Losses	(6,740,000)	(7,752,000)
12 Months or Longer Estimated Fair Value	5,882,000	12,661,000
Future Default Rate	3.60%
Period of time with no recovery rate	3 years
OTTI credit related charge	0
Proceeds from sales of available for sale securities	47,500,000	63,001,000	175,381,000
OTTI Investment impairment credit losses	10,203,000	10,203,000	10,683,000
Less than 12 Months Estimated Fair Value	74,380,000	93,452,000
Total investment securities, excluding mortgage-backed securities	250,000
Non-rated single issuer security with estimated fair value	1,900,000
Guarantee of securities given by agency sponsored by government number	1
Number of non-investment grade rated pooled security	1
Available for sale securities [Member]
Investment Securities (Textual) [Abstract]
Gross proceed from sale of securities	47,500,000	61,400,000
Gross realized gains	475,000	1,900,000
Gross realized losses	241,000	1,000,000
Number of securities sold prior to maturity	8	22
Trading Securities [Member]
Investment Securities (Textual) [Abstract]
Gross realized gains		880,000
Proceeds from sales of trading securities		42,200,000
Number of trading securities		3
Estimated Fair Value [Member]
Investment Securities (Textual) [Abstract]
Estimated fair value of investment securities pledged to secure public deposits	132,000,000
Estimated fair value of investment securities pledged as collateral on secured borrowings	192,800,000
Amortized cost [Member]
Investment Securities (Textual) [Abstract]
Amortized cost investment securities pledged to secure public deposits	127,000,000
Amortized cost of investment securities pledged as collateral on secured borrowings	188,900,000
U.S. Government agencies [Member]
Investment Securities (Textual) [Abstract]
Number of investment securities	1
Less than 12 Months Gross Unrealized Losses	17,000
12 Months or Longer Gross Unrealized Losses
12 Months or Longer Estimated Fair Value
Less than 12 Months Estimated Fair Value	4,949,000
U.S. Government agencies [Member] | Maximum [Member]
Investment Securities (Textual) [Abstract]
Gross unrealized loss in the category	12 months
U.S. Government agency mortgage-backed securities [Member]
Investment Securities (Textual) [Abstract]
Number of investment securities	9
Less than 12 Months Gross Unrealized Losses	980,000	627,000
12 Months or Longer Gross Unrealized Losses		(2,000)
12 Months or Longer Estimated Fair Value		7,224,000
Less than 12 Months Estimated Fair Value	69,145,000	79,221,000
Gross unrealized loss on investments	980,000
U.S. Government agency mortgage-backed securities [Member] | Maximum [Member]
Investment Securities (Textual) [Abstract]
Gross unrealized loss in the category	12 months
State and municipal securities [Member]
Investment Securities (Textual) [Abstract]
Less than 12 Months Gross Unrealized Losses
12 Months or Longer Gross Unrealized Losses		(12,000)
12 Months or Longer Estimated Fair Value		233,000
Less than 12 Months Estimated Fair Value
Trust Preferred Securities [Member]
Investment Securities (Textual) [Abstract]
Less than 12 Months Gross Unrealized Losses
12 Months or Longer Gross Unrealized Losses	(6,740,000)	(7,711,000)
12 Months or Longer Estimated Fair Value	5,882,000	4,908,000
Security with principal coverage	1.93
OTTI credit related charge	0	250,000
Non-rated single issuer trust preferred security, Permitted period for deferment on dividend	5 years
Less than 12 Months Estimated Fair Value
Gross unrealized loss on investments	6,700,000
Trust preferred securities number of securities included in unrealized loss less than 12 months	2
Non-rated single issuer security with amortized cost	3,800,000
Non-investment grade rated pooled security with estimated fair value	3,900,000
Non-investment grade rated pooled security with an amortized cost	8,800,000
Trust Preferred Securities [Member] | Minimum [Member]
Investment Securities (Textual) [Abstract]
Gross unrealized loss in the category	12 months
Corporate bonds [Member]
Investment Securities (Textual) [Abstract]
Less than 12 Months Gross Unrealized Losses		338,000
12 Months or Longer Gross Unrealized Losses
12 Months or Longer Estimated Fair Value
Less than 12 Months Estimated Fair Value		14,231,000
Other mortgage-backed securities [Member]
Investment Securities (Textual) [Abstract]
Number of investment securities	1
Less than 12 Months Gross Unrealized Losses	1,000
12 Months or Longer Gross Unrealized Losses		(27,000)
12 Months or Longer Estimated Fair Value		296,000
Less than 12 Months Estimated Fair Value	286,000
Gross unrealized loss on investments	$ 1,000
Other mortgage-backed securities [Member] | Minimum [Member]
Investment Securities (Textual) [Abstract]
Gross unrealized loss in the category	12 months

Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loan Components
Carrying amount of loans	$ 2,276,160	$ 2,291,122
Allowance for loan losses	(45,873)	(41,667)	(81,713)	(59,953)
Loans, net	2,230,287	2,249,455
Loans 90 Days Past Due and Accruing		154
Troubled debt restructuring, accruing
Commercial and industrial [Member]
Loan Components
Carrying amount of loans	556,966	551,396
CRE owner occupied [Member]
Loan Components
Carrying amount of loans	527,825	604,361
CRE non-owner occupied [Member]
Loan Components
Carrying amount of loans	584,857	626,795
Land and development [Member]
Loan Components
Carrying amount of loans	55,919	95,474
Home equity lines of credit [Member]
Loan Components
Carrying amount of loans	207,720	224,517
Home equity term loans [Member]
Loan Components
Carrying amount of loans	30,842	41,470
Residential real estate [Member]
Loan Components
Carrying amount of loans	273,413	100,438
Allowance for loan losses	(3,333)	(903)	(661)
Other [Member]
Loan Components
Carrying amount of loans	38,618	46,671
Commercial [Member] | Commercial and industrial [Member]
Loan Components
Carrying amount of loans	556,966	551,396
Loans 90 Days Past Due and Accruing
Commercial [Member] | CRE owner occupied [Member]
Loan Components
Carrying amount of loans	527,825	604,361
Loans 90 Days Past Due and Accruing
Commercial [Member] | CRE non-owner occupied [Member]
Loan Components
Carrying amount of loans	584,857	626,795
Loans 90 Days Past Due and Accruing
Commercial [Member] | Land and development [Member]
Loan Components
Carrying amount of loans	55,919	95,474
Loans 90 Days Past Due and Accruing
Consumer [Member] | Home equity lines of credit [Member]
Loan Components
Carrying amount of loans	207,720	224,517
Loans 90 Days Past Due and Accruing		138
Consumer [Member] | Home equity term loans [Member]
Loan Components
Carrying amount of loans	30,842	41,470
Loans 90 Days Past Due and Accruing
Consumer [Member] | Residential real estate [Member]
Loan Components
Carrying amount of loans	273,413	100,438
Loans 90 Days Past Due and Accruing
Consumer [Member] | Other [Member]
Loan Components
Carrying amount of loans	38,618	46,671
Loans 90 Days Past Due and Accruing		$ 16

Loans Receivable (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans on Non-Accrual Status
Total non-accrual loans	$ 74,884,000	$ 89,656,000
Troubled debt restructuring, non-accrual	18,244,000	17,875,000
Troubled debt restructurings, non-accrual, held-for-sale	2,499,000
CRE non-owner occupied [Member]
Loans on Non-Accrual Status
Total non-accrual loans	5,298,000
Commercial [Member] | Commercial and industrial, held-for-Sale [Member]
Loans on Non-Accrual Status
Total non-accrual loans	1,114,000
Commercial [Member] | CRE owner occupied, held-for-sale [Member]
Loans on Non-Accrual Status
Total non-accrual loans	3,223,000
Commercial [Member] | Commercial Properties [Member]
Loans on Non-Accrual Status
Total non-accrual loans	589,000
Commercial [Member] | Commercial and industrial [Member]
Loans on Non-Accrual Status
Total non-accrual loans	12,156,000	6,501,000
Commercial [Member] | CRE owner occupied [Member]
Loans on Non-Accrual Status
Total non-accrual loans	14,957,000	32,579,000
Commercial [Member] | CRE non-owner occupied [Member]
Loans on Non-Accrual Status
Total non-accrual loans	5,305,000	9,873,000
Commercial [Member] | Land and development [Member]
Loans on Non-Accrual Status
Total non-accrual loans	20,897,000	32,088,000
Consumer [Member] | Home equity lines of credit [Member]
Loans on Non-Accrual Status
Total non-accrual loans	3,714,000	3,620,000
Consumer [Member] | Home equity term loans [Member]
Loans on Non-Accrual Status
Total non-accrual loans	1,226,000	1,246,000
Consumer [Member] | Residential real estate [Member]
Loans on Non-Accrual Status
Total non-accrual loans	5,747,000	2,522,000
Consumer [Member] | Other [Member]
Loans on Non-Accrual Status
Total non-accrual loans	$ 658,000	$ 1,227,000

Loans Receivable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Number_of_Relationships TDR	Dec. 31, 2011 Number_of_Relationships	Dec. 31, 2010
Loans Receivable (Additional Textual) [Abstract]
Commercial and industrial loans secured by commercial real estate properties	$ 1,100,000,000
Troubled Debt Restructuring (TDR)	9,100,000
Loans Receivable (Textual) [Abstract]
Outstanding amount of relationships which agreements included interest reserves	24,300,000	31,400,000
No of residential construction, commercial construction and land development relationships	19	18
Amount available to fund interest payments	3,600,000	956,000
No of Residential construction relationships	0	6
Commercial construction relationship	0
Interest Reserve in the aggregate on non accrual status of Residential construction relationships	0	3,400,000
Interest Reserve in the aggregate on non accrual status of commercial construction relationships	0
Number of TDR agreements	3
Commitments to lend additional funds, Number of non-accrual TDRs	2
Irrevocable commitments to lend additional funds	962,000
Interest income not recognized on non-accrual loans	7,700,000	4,900,000	5,400,000
Interest include net income	5,000,000	3,800,000	3,900,000
Additional lending of funds	842,400,000	423,400,000
Loans pledged as collateral on secured borrowings	364,400,000
Performing Financing Receivable [Member]
Loans Receivable (Additional Textual) [Abstract]
Troubled Debt Restructuring (TDR)	0
CRE owner occupied loan [Member]
Loans Receivable (Additional Textual) [Abstract]
Commercial and industrial loans secured by commercial real estate properties	527,800,000
Commercial and industrial loans secured by commercial real estate properties, percentage of owner occupied	47.44%
Loans Receivable (Textual) [Abstract]
Number of TDR agreements	1	6
CRE non owner occupied loan [Member]
Loans Receivable (Additional Textual) [Abstract]
Commercial and industrial loans secured by commercial real estate properties	$ 584,900,000
Commercial and industrial loans secured by commercial real estate properties, percentage of owner occupied	52.56%
Loans Receivable (Textual) [Abstract]
Number of TDR agreements	1

Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Beginning Balance	$ 41,667	$ 81,713	$ 59,953
Charge-offs	(55,613)	(117,812)	(80,802)
Recoveries	2,604	3,113	1,044
Net charge-offs	(53,009)	(114,699)	(79,758)
Provision for loan losses	57,215	74,266	101,518
Reserves transferred		387
Ending Balance	45,873	41,667	81,713
Ending balance: individually evaluated for impairment	1,049	5,490
Ending balance: collectively evaluated for impairment	44,824	36,177
Financing Receivables:
Ending balance	2,276,160	2,291,122
Ending balance: individually evaluated for impairment	82,442	106,130
Ending balance: collectively evaluated for impairment	2,193,718	2,184,992
Residential Real Estate [Member]
Allowance for loan losses:
Beginning Balance	903	661
Charge-offs	(249)	(1,064)
Recoveries	14	43
Net charge-offs	(235)	(1,021)
Provision for loan losses	2,665	1,263
Ending Balance	3,333	903
Ending balance: individually evaluated for impairment	98	14
Ending balance: collectively evaluated for impairment	3,235	889
Financing Receivables:
Ending balance	273,413	100,438
Ending balance: individually evaluated for impairment	5,612	2,522
Ending balance: collectively evaluated for impairment	267,801	97,916
Commercial and industrial [Member]
Allowance for loan losses:
Beginning Balance	34,227	76,759
Charge-offs	(51,265)	(112,108)
Recoveries	1,950	2,459
Net charge-offs	(49,315)	(109,649)
Provision for loan losses	48,285	67,117
Ending Balance	33,197	34,227
Ending balance: individually evaluated for impairment	951	5,429
Ending balance: collectively evaluated for impairment	32,246	28,798
Financing Receivables:
Ending balance	1,725,567	1,878,026
Ending balance: individually evaluated for impairment	71,443	98,916
Ending balance: collectively evaluated for impairment	1,654,124	1,779,110
Home Equity [Member]
Allowance for loan losses:
Beginning Balance	2,566	2,883
Charge-offs	(2,489)	(3,337)
Recoveries	450	88
Net charge-offs	(2,039)	(3,249)
Provision for loan losses	2,207	2,932
Ending Balance	2,734	2,566
Ending balance: collectively evaluated for impairment	2,734	2,566
Financing Receivables:
Ending balance	238,562	265,987
Ending balance: individually evaluated for impairment	4,756	4,595
Ending balance: collectively evaluated for impairment	233,806	261,392
Other [Member]
Allowance for loan losses:
Beginning Balance	3,971	1,410
Charge-offs	(1,610)	(1,303)
Recoveries	190	523
Net charge-offs	(1,420)	(780)
Provision for loan losses	4,058	2,954
Reserves transferred		387
Ending Balance	6,609	3,971
Ending balance: individually evaluated for impairment		47
Ending balance: collectively evaluated for impairment	6,609	3,924
Financing Receivables:
Ending balance	38,618	46,671
Ending balance: individually evaluated for impairment	631	97
Ending balance: collectively evaluated for impairment	$ 37,987	$ 46,574

Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commercial [Member]
With an allowance recorded:
Recorded Investment, Total	$ 84,182	$ 98,916	$ 180,729
Unpaid Principal Balance, Total	148,519	134,582	254,236
Related Allowance, Total	951	5,429	21,080
Average Recorded Investment, Total	110,002	136,582	126,259
Accrued Interest Income Recognized, Total	185	1,504	1,001
Cash Interest Income Recognized, Total	185	1,504	972
Commercial [Member] | Commercial and industrial [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	17,257	9,401	8,650
Unpaid Principal Balance, With No Related Allowance	19,260	12,778	9,570
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	14,977	9,180	5,387
Accrued Interest Income Recognized, With No Related Allowance	53	67	58
Cash Interest Income Recognized, With No Related Allowance	53	67	58
With an allowance recorded:
Recorded Investment, With Related Allowance		4,955	26,938
Unpaid Principal Balance, With Related Allowance	939	6,110	32,365
Related Allowance, With Related Allowance		262	6,109
Average Recorded Investment, With Related Allowance	1,222	13,368	20,959
Accrued Interest Income Recognized, With Related Allowance		337	454
Cash Interest Income Recognized, With Related Allowance		337	438
Commercial [Member] | Commercial and industrial, held for sale [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	1,125
Unpaid Principal Balance, With No Related Allowance	2,252
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	1,987
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Commercial [Member] | CRE owner occupied [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	22,586	32,202	32,325
Unpaid Principal Balance, With No Related Allowance	44,110	55,982	65,398
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	25,521	36,266	37,502
Accrued Interest Income Recognized, With No Related Allowance	86	357	18
Cash Interest Income Recognized, With No Related Allowance	86	357	18
With an allowance recorded:
Recorded Investment, With Related Allowance	4,649	9,706	20,365
Unpaid Principal Balance, With Related Allowance	8,779	14,449	25,099
Related Allowance, With Related Allowance	649	2,448	4,800
Average Recorded Investment, With Related Allowance	6,029	18,929	22,463
Accrued Interest Income Recognized, With Related Allowance		212	433
Cash Interest Income Recognized, With Related Allowance		212	420
Commercial [Member] | CRE owner occupied, held for sale [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	5,596
Unpaid Principal Balance, With No Related Allowance	17,091
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	11,384
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Commercial [Member] | CRE non-owner occupied [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	5,305	7,308	24,047
Unpaid Principal Balance, With No Related Allowance	9,761	8,584	33,445
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	14,452	15,299	9,398
Accrued Interest Income Recognized, With No Related Allowance	24	36
Cash Interest Income Recognized, With No Related Allowance	24	36
With an allowance recorded:
Recorded Investment, With Related Allowance		2,565	20,275
Unpaid Principal Balance, With Related Allowance		3,468	26,512
Related Allowance, With Related Allowance		229	4,770
Average Recorded Investment, With Related Allowance		6,211	8,998
Accrued Interest Income Recognized, With Related Allowance		438
Cash Interest Income Recognized, With Related Allowance		438
Commercial [Member] | CRE non owner occupied, held for sale [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	5,428
Unpaid Principal Balance, With No Related Allowance	9,583
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	5,269
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Commercial [Member] | Land and development [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	20,649	25,925	21,044
Unpaid Principal Balance, With No Related Allowance	33,607	26,148	33,387
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	27,353	29,932	12,343
Accrued Interest Income Recognized, With No Related Allowance	22	57	9
Cash Interest Income Recognized, With No Related Allowance	22	57	9
With an allowance recorded:
Recorded Investment, With Related Allowance	997	6,854	27,085
Unpaid Principal Balance, With Related Allowance	1,013	7,063	28,460
Related Allowance, With Related Allowance	302	2,490	5,401
Average Recorded Investment, With Related Allowance	553	7,937	9,209
Accrued Interest Income Recognized, With Related Allowance			29
Cash Interest Income Recognized, With Related Allowance			29
Commercial [Member] | Land and development, held for sale [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	589
Unpaid Principal Balance, With No Related Allowance	2,124
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	1,255
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Consumer [Member]
With an allowance recorded:
Recorded Investment, Total	10,999	7,214
Unpaid Principal Balance, Total	13,430	8,726
Related Allowance, Total	98	61
Average Recorded Investment, Total	8,605	1,354	990
Accrued Interest Income Recognized, Total	12
Cash Interest Income Recognized, Total	12
Consumer [Member] | Residential Real Estate [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	5,428	2,433
Unpaid Principal Balance, With No Related Allowance	5,852	2,758
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	4,334	470	23
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
With an allowance recorded:
Recorded Investment, With Related Allowance	184	89
Unpaid Principal Balance, With Related Allowance	194	164
Related Allowance, With Related Allowance	98	14
Average Recorded Investment, With Related Allowance	71	45
Accrued Interest Income Recognized, With Related Allowance
Cash Interest Income Recognized, With Related Allowance
Consumer [Member] | Home equity lines of credit [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	3,582	3,398
Unpaid Principal Balance, With No Related Allowance	4,610	4,402
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	2,942	637
Accrued Interest Income Recognized, With No Related Allowance	9
Cash Interest Income Recognized, With No Related Allowance	9
Consumer [Member] | Home Equity Term Loans [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	1,174	1,197
Unpaid Principal Balance, With No Related Allowance	1,285	1,306
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	1,023	228
Accrued Interest Income Recognized, With No Related Allowance	3
Cash Interest Income Recognized, With No Related Allowance	3
Consumer [Member] | Other [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	631	50
Unpaid Principal Balance, With No Related Allowance	1,489	50
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	231	2	644
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
With an allowance recorded:
Recorded Investment, With Related Allowance		47
Unpaid Principal Balance, With Related Allowance		47
Related Allowance, With Related Allowance		47
Average Recorded Investment, With Related Allowance	4	19	323
Accrued Interest Income Recognized, With Related Allowance
Cash Interest Income Recognized, With Related Allowance

Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivables:
Number of Contracts	3
Commercial and industrial [Member]
Financing Receivables:
Number of Contracts		4
Troubled Debt Restructurings That Subsequently Defaulted, Number of contracts	1	5
Pre-Modification Outstanding Recorded Investment		$ 8,277
Troubled Debt Restructurings That Subsequently Defaulted, Pre-Modification Outstanding Recorded Investment	3,257	8,400
Post-Modification Outstanding Recorded Investment		7,855
Troubled Debt Restructurings That Subsequently Defaulted, Post-Modification Outstanding Recorded Investment	5,225	7,978
CRE owner occupied [Member]
Financing Receivables:
Number of Contracts	1	6
Troubled Debt Restructurings That Subsequently Defaulted, Number of contracts	3	7
Pre-Modification Outstanding Recorded Investment	8,955	19,363
Troubled Debt Restructurings That Subsequently Defaulted, Pre-Modification Outstanding Recorded Investment	10,928	18,922
Post-Modification Outstanding Recorded Investment	8,382	9,329
Troubled Debt Restructurings That Subsequently Defaulted, Post-Modification Outstanding Recorded Investment	3,525	9,451
Land and development [Member]
Financing Receivables:
Number of Contracts	1	1
Troubled Debt Restructurings That Subsequently Defaulted, Number of contracts	1
Pre-Modification Outstanding Recorded Investment	371	1,745
Troubled Debt Restructurings That Subsequently Defaulted, Pre-Modification Outstanding Recorded Investment	371
Post-Modification Outstanding Recorded Investment	749	691
Troubled Debt Restructurings That Subsequently Defaulted, Post-Modification Outstanding Recorded Investment	749
CRE non-owner occupied [Member]
Financing Receivables:
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	$ 265

Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	$ 2,276,160	$ 2,291,122
Commercial and industrial [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	556,966	551,396
Commercial and industrial [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	479,983	501,605
Commercial and industrial [Member] | Special Mention [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	36,233	26,062
Commercial and industrial [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	40,750	23,729
CRE owner occupied [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	527,825	604,361
CRE owner occupied [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	456,576	515,555
CRE owner occupied [Member] | Special Mention [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	19,955	24,483
CRE owner occupied [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	51,294	64,323
CRE non-owner occupied [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	584,857	626,795
CRE non-owner occupied [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	544,645	567,295
CRE non-owner occupied [Member] | Special Mention [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	24,885	30,013
CRE non-owner occupied [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	15,327	29,487
Land and development [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	55,919	95,474
Land and development [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	32,791	42,268
Land and development [Member] | Special Mention [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans		5,799
Land and development [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	23,128	47,407
Home equity lines of credit [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	207,720	224,517
Home equity lines of credit [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	200,429	218,066
Home equity lines of credit [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	7,291	6,451
Home Equity Term Loans [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	30,842	41,470
Home Equity Term Loans [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	29,561	40,138
Home Equity Term Loans [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	1,281	1,332
Residential Real Estate [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	273,413	100,438
Residential Real Estate [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	265,139	94,681
Residential Real Estate [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	8,274	5,757
Other [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	38,618	46,671
Other [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	37,561	44,821
Other [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	$ 1,057	$ 1,850

Allowance for Loan Losses (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Aging of Receivables Held-for-Investment
30-59 Days Past Due	$ 29,122,000	$ 16,893,000
60-89 Days Past Due	2,842,000	12,710,000
90 Days Past Due	37,551,000	89,487,000
Total Past Due	69,515,000	119,090,000
Current	2,206,645,000	2,172,032,000
Total Financing Receivables	2,276,160,000	2,291,122,000
Loans 90 Days Past Due and Accruing		154,000
Commercial and industrial [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	556,966,000	551,396,000
CRE owner occupied [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	527,825,000	604,361,000
CRE non-owner occupied [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	584,857,000	626,795,000
Land and development [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	55,919,000	95,474,000
Home equity lines of credit [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	207,720,000	224,517,000
Home Equity Term Loans [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	30,842,000	41,470,000
Residential Real Estate [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	273,413,000	100,438,000
Other [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	38,618,000	46,671,000
Commercial [Member] | Commercial and industrial [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	3,192,000	1,024,000
60-89 Days Past Due	797,000	4,600,000
90 Days Past Due	2,350,000	6,407,000
Total Past Due	6,339,000	12,031,000
Current	550,627,000	539,365,000
Total Financing Receivables	556,966,000	551,396,000
Loans 90 Days Past Due and Accruing
Commercial [Member] | CRE owner occupied [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	5,828,000	6,408,000
60-89 Days Past Due	223,000	1,176,000
90 Days Past Due	10,811,000	35,003,000
Total Past Due	16,862,000	42,587,000
Current	510,963,000	561,774,000
Total Financing Receivables	527,825,000	604,361,000
Loans 90 Days Past Due and Accruing
Commercial [Member] | CRE non-owner occupied [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	4,037,000	2,187,000
60-89 Days Past Due	1,000	4,981,000
90 Days Past Due	2,974,000	8,398,000
Total Past Due	7,012,000	15,566,000
Current	577,845,000	611,229,000
Total Financing Receivables	584,857,000	626,795,000
Loans 90 Days Past Due and Accruing
Commercial [Member] | Land and development [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	3,823,000	371,000
90 Days Past Due	12,139,000	32,088,000
Total Past Due	15,962,000	32,459,000
Current	39,957,000	63,015,000
Total Financing Receivables	55,919,000	95,474,000
Loans 90 Days Past Due and Accruing
Consumer [Member] | Home equity lines of credit [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	2,296,000	2,001,000
60-89 Days Past Due	880,000	1,016,000
90 Days Past Due	2,518,000	3,182,000
Total Past Due	5,694,000	6,199,000
Current	202,026,000	218,318,000
Total Financing Receivables	207,720,000	224,517,000
Loans 90 Days Past Due and Accruing		138,000
Consumer [Member] | Home Equity Term Loans [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	960,000	687,000
60-89 Days Past Due	340,000	145,000
90 Days Past Due	972,000	1,200,000
Total Past Due	2,272,000	2,032,000
Current	28,570,000	39,438,000
Total Financing Receivables	30,842,000	41,470,000
Loans 90 Days Past Due and Accruing
Consumer [Member] | Residential Real Estate [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	8,387,000	3,324,000
60-89 Days Past Due	328,000	565,000
90 Days Past Due	5,288,000	2,307,000
Total Past Due	14,003,000	6,196,000
Current	259,410,000	94,242,000
Total Financing Receivables	273,413,000	100,438,000
Loans 90 Days Past Due and Accruing
Consumer [Member] | Other [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	599,000	891,000
60-89 Days Past Due	273,000	227,000
90 Days Past Due	499,000	902,000
Total Past Due	1,371,000	2,020,000
Current	37,247,000	44,651,000
Total Financing Receivables	38,618,000	46,671,000
Loans 90 Days Past Due and Accruing		$ 16,000

Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Number_of_Contracts TDR	Dec. 31, 2011 Number_of_Contracts	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan Losses (Textual) [Abstract]
Allowance for loans receivable	$ 45,873,000	$ 41,667,000	$ 81,713,000	$ 59,953,000
Ratio of allowance for loan losses to gross loans held-for-investment	2.02%	1.82%	3.22%
Loan not considered as impaired	less than 90 days
Number of impaired loans classified as TDR	5
Fully collateralized TDR	4
TDR with specific reserves	1
Commitment to lend additional funds	23,000
Reserve for TDR	154,000
Line of credit	6,500,000
Utilized Line of Credit of TDR	5,600,000
Available line of credit of TDR	939,000
Recorded investment in one of the contracts	$ 139,000	$ 0
Number of contracts charged off	1	1
Number of Line of credit modified as TDR	1

Restricted Equity Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted equity investments
Restricted equity investments, at cost	$ 17,886	$ 15,826
FRB Stock [Member]
Restricted equity investments
Restricted equity investments, at cost	10,783	10,536
FHLBNY stock [Member]
Restricted equity investments
Restricted equity investments, at cost	6,955	5,142
Atlantic Central Bankers Bank Stock [Member]
Restricted equity investments
Restricted equity investments, at cost	$ 148	$ 148

Bank Properties and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Bank Properties and Equipment
Total bank properties and equipment	$ 93,026	$ 92,411
Accumulated depreciation	(42,221)	(37,655)
Bank properties and equipment, net	50,805	54,756
Land [Member]
Summary of Bank Properties and Equipment
Total bank properties and equipment	8,998	9,193
Buildings [Member]
Summary of Bank Properties and Equipment
Total bank properties and equipment	30,617	31,689
Capital lease [Member]
Summary of Bank Properties and Equipment
Total bank properties and equipment	8,630	8,630
Leasehold improvements and equipment [Member]
Summary of Bank Properties and Equipment
Total bank properties and equipment	$ 44,781	$ 42,899

Bank Properties and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bank Properties and Equipment (Textual) [Abstract]
Depreciation expense	$ 5.7	$ 6.3	$ 5.4

Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Real Estate Owned
Real estate owned	$ 7,473	$ 5,020
Commercial Properties [Member]
Summary of Real Estate Owned
Real estate owned	5,382	1,777
Residential Properties [Member]
Summary of Real Estate Owned
Real estate owned	696	1,683
Bank Properties [Member]
Summary of Real Estate Owned
Real estate owned	$ 1,395	$ 1,560

Real Estate Owned (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of Real Estate Owned Activity
Balance, beginning of year	$ 5,020
Transfers into real estate owned	7,680
Transfers into operations
Sale of real estate owned	(3,906)
Write down of real estate owned	(1,321)
Balance, end of year	7,473
Commercial Properties [Member]
Summary of Real Estate Owned Activity
Balance, beginning of year	1,777
Transfers into real estate owned	6,000
Transfers into operations
Sale of real estate owned	(1,956)
Write down of real estate owned	(439)
Balance, end of year	5,382
Residential Properties [Member]
Summary of Real Estate Owned Activity
Balance, beginning of year	1,683
Transfers into real estate owned	315
Transfers into operations
Sale of real estate owned	(1,153)
Write down of real estate owned	(149)
Balance, end of year	696
Bank Properties [Member]
Summary of Real Estate Owned Activity
Balance, beginning of year	1,560
Transfers into real estate owned	1,365
Transfers into operations
Sale of real estate owned	(797)
Write down of real estate owned	(733)
Balance, end of year	$ 1,395

Real Estate Owned (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Real Estate Owned Expenses, Net
Net (gain) loss on sales of real estate	$ 345	$ (26)	$ (18)
Write-down of real estate owned	1,433	667	383
Operating expenses, net of rental income	580	545	436
Total	$ 2,358	$ 1,186	$ 801

Real Estate Owned (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011	Dec. 31, 2010
Real Estate Owned (Textual) [Abstract]
Loans into real estate owned	$ 3,559,000	$ 1,597,000	$ 8,049,000
Loans transferred into other real estate owned	7,700,000
Real estate owned carrying amounts	7,473,000	5,020,000
Write-down of real estate owned	1,433,000	667,000	383,000
Number of units in real estate property maintained	29
Real Estate Owned (Additional Textual) [Abstract]
Net (gain) loss on sales of real estate	345,000	(26,000)	(18,000)
Commercial Properties [Member]
Real Estate Owned (Textual) [Abstract]
Loans into real estate owned	6,000,000
Real estate owned carrying amounts	5,382,000	1,777,000
Real estate owned portfolio includes properties	23
Write Down Of Real Estate Specific Properties	(2,000,000)
Residential Properties [Member]
Real Estate Owned (Textual) [Abstract]
Loans into real estate owned	315,000
Real estate owned carrying amounts	696,000	1,683,000
Real estate owned portfolio includes properties	4
Write Down Of Real Estate Specific Properties	(1,200,000)
Bank Properties [Member]
Real Estate Owned (Textual) [Abstract]
Loans transferred into other real estate owned	1,400,000
Real estate owned carrying amounts	1,395,000	1,560,000
Real estate owned portfolio includes properties	6
Write Down Of Real Estate Specific Properties	$ (797,000)
Number of units in real estate property maintained	6
Eleven Commerical Properties [Member]
Real Estate Owned (Textual) [Abstract]
Number of real estate property sold	11
Two Bank Properties [Member]
Real Estate Owned (Textual) [Abstract]
Number of real estate property sold	2
Six Residential Properties [Member]
Real Estate Owned (Textual) [Abstract]
Number of real estate property sold	6

Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Amortization of Intangible Assets
2013	$ 2,708
2014	554
Thereafter
Total	$ 3,262

Goodwill and Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets (Textual) [Abstract]
Goodwill impairment charge	$ 0	$ 0	$ 89,706
Intangible assets, net	3,262	6,947
Amortization expense	$ 3,685	$ 3,685	$ 3,685

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Major classifications of deposits
Interest-bearing demand deposits	$ 1,215,548	$ 1,244,590
Non-interest-bearing demand deposits	535,635	527,796
Saving deposits	264,155	262,044
Time deposits under $100,000	323,768	376,369
Time deposits $100,000 or more	256,725	177,747
Brokered time deposits	117,393	79,431
Total	$ 2,713,224	$ 2,667,977

Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time deposits by year of maturity
2013	$ 437,006
2014	90,465
2015	76,362
2016	32,013
2017	61,415
Thereafter	625
Total	$ 697,886

Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense on deposits
Savings deposits	$ 900	$ 1,412	$ 2,283
Time deposits	7,875	10,301	15,805
Interest-bearing demand deposits	4,778	7,024	10,692
Total	$ 13,553	$ 18,737	$ 28,780

Advances from the Federal Home Loan Bank of New York (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contractual Maturities of Advances from the FHLB NY
2013	$ 299
2014
2015
2016
2017
Thereafter	61,116
Total	$ 61,415

Advances from the Federal Home Loan Bank of New York (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advances from the Federal Home Loan Bank of New York (Textual) [Abstract]
Interest expense on advances from the FHLB NY	$ 1,438,000	$ 1,418,000	$ 1,744,000
FHLB New York [Member]
Advances from the Federal Home Loan Bank of New York (Textual) [Abstract]
Fixed-rate advances from the FHLB NY	61,400,000	2,700,000
Mature of fixed-rate advances from the FHLB NY	2022	2018
Interest rates on fixed-rate advances from the FHLB NY, lower range	1.60%	3.78%
Interest rates on fixed-rate advances from the FHLB NY, upper range	5.87%	5.87%
FHLB weighted average interest rate	2.10%	4.62%
Interest expense on advances from the FHLB NY	$ 425,000	$ 153,000	$ 348,000

Securities Sold Under Agreements to Repurchase (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FHLB New York [Member]
Summary of Repurchase Agreements
FHLBNY repurchase agreements outstanding at year end	$ 0	$ 15,000	$ 15,000
Weighted average interest rate at year end	0.00%	4.84%	4.84%
Approximate average amount outstanding during the year	18,333	15,000	15,000
Approximate weighted average rate during the year	2.30%	4.91%	4.91%
Customers [Member]
Summary of Repurchase Agreements
FHLBNY repurchase agreements outstanding at year end	1,968	5,668	6,307
Weighted average interest rate at year end	0.17%	0.08%	0.21%
Approximate average amount outstanding during the year	$ 4,859	$ 6,659	$ 15,243
Approximate weighted average rate during the year	0.15%	0.10%	0.19%

Securities Sold Under Agreements to Repurchase (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FHLB New York [Member]
Summary of Maximum Month End Repurchase Agreements
Repurchase agreements	$ 0	$ 15,000	$ 15,000
FHLB New York [Member] | Maximum [Member]
Summary of Maximum Month End Repurchase Agreements
Repurchase agreements	45,000	15,000
Customers [Member]
Summary of Maximum Month End Repurchase Agreements
Repurchase agreements	1,968	5,668	6,307
Customers [Member] | Maximum [Member]
Summary of Maximum Month End Repurchase Agreements
Repurchase agreements	$ 7,278	$ 8,249

Securities Sold Under Agreements to Repurchase (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Agreements	Dec. 31, 2011 Agreements	Dec. 31, 2010
FHLB New York [Member]
Securities Sold Under Agreements to Repurchase (Textual) [Abstract]
Repurchase agreements	$ 0	$ 15,000	$ 15,000
Repurchase agreements, Interest rate	0.00%	4.84%	4.84%
Interest expense on repurchase agreements	472	737	737
Collateral for repurchase agreements	Consists of securities issued or guaranteed by one of the U.S. Government sponsored agencies
Number of repurchase agreements	0	1
Customers [Member]
Securities Sold Under Agreements to Repurchase (Textual) [Abstract]
Repurchase agreements	1,968	5,668	6,307
Repurchase agreements, Interest rate	0.17%	0.08%	0.21%
Interest expense on repurchase agreements	$ 7	$ 7	$ 30
Collateral for repurchase agreements	Consisted of U.S. Treasury notes or securities issued or guaranteed by one of the U.S. Government sponsored agencies

Junior Subordinated Debentures Held By Trusts That Issued Capital Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Capital Securities [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Stated Value	$ 90,000
Capital Securities [Member] | Sun Capital Trust V [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Issuance Date	Dec 18, 2003
Stated Value	15,000
Distribution Rate	3-mo LIBOR plus 2.80%
Capital Securities [Member] | Sun Capital Trust VI [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Issuance Date	Dec 19, 2003
Stated Value	25,000
Distribution Rate	3-mo LIBOR plus 2.80%
Capital Securities [Member] | Sun Statutory Trust VII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Issuance Date	Jan 17, 2006
Stated Value	30,000
Distribution Rate	3-mo LIBOR plus 1.35%
Capital Securities [Member] | Sun Capital Trust VII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Issuance Date	Apr 19, 2007
Stated Value	10,000
Distribution Rate	6.428% Fixed
Capital Securities [Member] | Sun Capital Trust VIII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Issuance Date	Jul 5, 2007
Stated Value	10,000
Distribution Rate	3-mo LIBOR plus 1.39%
Junior Subordinated Debentures [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	92,786
Junior Subordinated Debentures [Member] | Sun Capital Trust V [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	15,464
Maturity	Dec 30, 2033
Redeemable Beginning	Dec 30, 2008
Junior Subordinated Debentures [Member] | Sun Capital Trust VI [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	25,774
Maturity	Jan 23, 2034
Redeemable Beginning	Jan 23, 2009
Junior Subordinated Debentures [Member] | Sun Statutory Trust VII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	30,928
Maturity	Mar 15, 2036
Redeemable Beginning	Mar 15, 2011
Junior Subordinated Debentures [Member] | Sun Capital Trust VII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	10,310
Maturity	Jun 30, 2037
Redeemable Beginning	Jun 30, 2012
Junior Subordinated Debentures [Member] | Sun Capital Trust VIII [Member]
Junior Subordinated Debentures held by trusts that issued capital debt
Principal Amount	$ 10,310
Maturity	Oct 1, 2037
Redeemable Beginning	Oct 1, 2012

Junior Subordinated Debentures Held By Trusts That Issued Capital Debt (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 16, 2009
Debt Instrument [Line Items]
Tier 1 capital elements	11.76%		25.00%
Tier 2 capital elements			25.00%
Summary of Capital Securities and Junior Subordinated Debentures (Textual) [Abstract]
Junior subordinated debentures issued	$ 92,800,000	$ 92,800,000
Deconsolidated capital securities	25.00%
Limited capital securities and other restricted core capital elements, net of goodwill	25.00%
Extension period of bank holding	2 years
Amount available for payment of Dividend	$ 0
Sun Statutory Trust VII [Member]
Debt Instrument [Line Items]
Trust VII of Fixed Rate Cap	6.24%
Period for Which Rate Is Fixed	5 years
Variable Interest Rate points	1.35%
Variable Interest Rate description	Beginning in year six a variable rate of London Interbank Offered Rate ("LIBOR") plus 1.35%
Sun Capital Trust VII [Member]
Debt Instrument [Line Items]
Trust VII of Fixed Rate Cap	6.43%
Period for Which Rate Is Fixed	5 years
Variable Interest Rate points	1.53%
Variable Interest Rate description	Beginning in year six a variable rate of LIBOR plus 1.53%

Stock Based Incentive Plans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options Granted and Outstanding
Price Range	$ 7.35	$ 7.94	$ 8.29	$ 9.51
Stock options granted and outstanding	1,785,157	2,828,077	2,728,139	2,199,611
Price Range One [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding	1,785,157
Price Range One [Member] | Maximum [Member]
Stock Options Granted and Outstanding
Price Range	$ 17.49
Price Range One [Member] | Minimum [Member]
Stock Options Granted and Outstanding
Price Range	$ 2.85
Price Range One [Member] | Incentive [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding	835,097
Price Range One [Member] | Nonqualified [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding	950,060
Price Range Two [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding		2,828,077
Price Range Two [Member] | Maximum [Member]
Stock Options Granted and Outstanding
Price Range		$ 17.49
Price Range Two [Member] | Minimum [Member]
Stock Options Granted and Outstanding
Price Range		$ 3.09
Price Range Two [Member] | Incentive [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding		1,012,612
Price Range Two [Member] | Nonqualified [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding		1,815,465
Price Range Three [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding			2,199,611
Price Range Three [Member] | Maximum [Member]
Stock Options Granted and Outstanding
Price Range			$ 17.49
Price Range Three [Member] | Minimum [Member]
Stock Options Granted and Outstanding
Price Range			$ 3.51
Price Range Three [Member] | Incentive [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding			846,377
Price Range Three [Member] | Nonqualified [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding			1,353,234

Stock-Based Incentive Plans (Details1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Stock Option Activity
Number of Options, stock options outstanding, beginning of year	2,828,077	2,728,139	2,199,611
Number of Options, Granted	232,647	242,500	763,994
Number of Options, Exercised
Number of Options, Forfeited	(74,776)	(63,095)	(29,521)
Number of Options, Expired	(1,200,791)	(79,467)	(205,945)
Number of Options, stock options outstanding, end of year	1,785,157	2,828,077	2,728,139
Stock options exercisable, end of year	1,178,775	2,037,549	1,750,189
Stock options vested or expected to vest	1,725,894	2,599,466	2,584,682
Weighted Average Exercise Price, Stock options outstanding, beginning of year	$ 7.94	$ 8.29	$ 9.51
Weighted Average Exercise Price, Granted	$ 2.92	$ 4.28	$ 4.77
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited	$ 3.76	$ 4.84	$ 8.16
Weighted Average Exercise Price, Expired	$ 8.11	$ 11.39	$ 8.27
Weighted Average Exercise Price, Stock options outstanding, end of year	$ 7.35	$ 7.94	$ 8.29
Weighted Average Exercise Price, Stock options exercisable end of year	$ 8.66	$ 8.73	$ 9.37
Weighted Average Exercise Price, Stock options vested or expected to vest	$ 7.44	$ 7.98	$ 8.36

Stock Based Incentive Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Nonvested Stock Option Activity
Number of Options, stock options outstanding, beginning of year	2,828,077	2,728,139	2,199,611
Stock awards compensation granted	232,647	242,500	763,994
Number of Options, Forfeited	(74,776)	(63,095)	(29,521)
Number of Options, stock options outstanding, end of year	1,785,157	2,828,077	2,728,139
Weighted Average Exercise Price, Stock options outstanding, beginning of year	$ 7.94	$ 8.29	$ 9.51
Weighted Average Exercise Price, Granted	$ 2.92	$ 4.28	$ 4.77
Weighted Average Exercise Price, Forfeited	$ 3.76	$ 4.84	$ 8.16
Weighted Average Exercise Price, Stock options outstanding, end of year	$ 7.35	$ 7.94	$ 8.29
Nonvested [Member]
Summary of Nonvested Stock Option Activity
Number of Options, stock options outstanding, beginning of year	790,528	977,950	597,363
Stock awards compensation granted	232,647	242,500	763,994
Number of Options, Vested	(342,017)	(366,827)	(353,886)
Number of Options, Forfeited	(74,776)	(63,095)	(29,521)
Number of Options, stock options outstanding, end of year	606,382	790,528	977,950
Weighted Average Exercise Price, Stock options outstanding, beginning of year	$ 5.9	$ 6.38	$ 15.31
Weighted Average Exercise Price, Granted	$ 2.92	$ 4.28	$ 4.77
Weighted Average Grant Date Fair Value of Options, vested	$ 6.3	$ 6.29	$ 17.82
Weighted Average Exercise Price, Forfeited	$ 3.76	$ 4.84	$ 8.16
Weighted Average Exercise Price, Stock options outstanding, end of year	$ 4.79	$ 5.9	$ 6.38

Stock-Based Incentive Plans (Details 3) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Summary of nonvested restricted stock award activity
Number of shares nonvested stock awards outstanding, Beginning Balance	178,819	309,481	182,297
Number of shares, issued	588,136		176,250
Number of shares, vested	(106,012)	(110,973)	(48,066)
Number of shares, forfeited	(19,076)	(19,689)	(1,000)
Number of shares nonvested stock awards outstanding, Ending Balance	639,037	178,819	309,481
Weighted average grant date fair value, nonvested stock awards outstanding, Beginning Balance	$ 6.05	$ 6.16	$ 7.67
Weighted average grant date fair value, issued	$ 2.88		$ 4.76
Weighted average grant date fair value, vested	$ 5.57	$ 6.56	$ 6.79
Weighted average grant date fair value, forfeited	$ 3.21	$ 4.83	$ 3.54
Weighted average grant date fair value, nonvested stock awards outstanding, Ending Balance	$ 3.3	$ 6.05	$ 6.16

Stock-Based Incentive Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Incentive Plans (Textual) [Abstract]
Stock-based incentive plans, options expiry term	10 years
Number of stock award Issued	588,136	0	176,250
Stock awards compensation granted	232,647	242,500	763,994
Options expiry duration after the date of grant	61 months	78 months	111 months
Stock option outstanding	1,785,157	2,828,077	2,728,139	2,199,611
Total compensation expense recognized on stock award	$ 1,315,000	$ 1,458,000	$ 2,612,000
Stock Based Incentive Plans (Additional Textual) [Abstract]
Weighted average fair value of options, granted	$ 1.52	$ 2.11	$ 2.75
Aggregate intrinsic value for options outstanding	132,000	0	284,000
Option exercised	0	0	0
Aggregate intrinsic value of options exercisable	0	0	0
Total unrecognized compensation cost related to options	923,000
Cost of the options recognized over a weighted average period	2 years 7 months 6 days
Granted Value	1,800,000	0	839,000
Total unrecognized compensation cost related to nonvested stock awards,	1,800,000
Cost of stock award recognized over a weighted average period	4 years 5 months 19 days
Weighted Average Exercise Price, Expired	$ 8.11	$ 11.39	$ 8.27
Stock options vested or expected to vest	1,725,894	2,599,466	2,584,682
Grant 1 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Options expiry duration after the date of grant			3 years
Grant 2 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Options expiry duration after the date of grant			5 years
Grant 3 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Options expiry duration after the date of grant			2 years
Grant 5 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Options expiry duration after the date of grant			4 years
Restricted Stock [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Total compensation expense recognized on stock award	$ 469,000
Restricted Stock [Member] | Maximum [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Number of Stock Awards allowed	761,101
Stock-based Incentive Plan 2010 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Shares authorized	4,900,000
Stock-based incentive plans, options expiry term	10 years
Company granted Option	232,647
Stock-based Incentive Plan 2010 [Member] | Restricted Stock [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock Award Granted	588,136
Stock-based Incentive Plan 2010 [Member] | Restricted Stock [Member] | Maximum [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Number of Stock Awards allowed	1,400,000
Stock Based Incentive Plan 2004 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Shares authorized	2,500,425
Number of additional share available for future issuance under stock award	328,174
Shares available for issuance as stock awards	9,495
Number of stock award Issued	0	0	220,534
Stock awards compensation granted	0	16,500	763,994
Options expiry duration after the date of grant		4 years
Stock option outstanding	1,411,150
Non vested restricted stock awards	263,611
Option granted under share based payment award, award vesting percentage	25.00%
Option granted under share based payment award, award vesting percentage remaining	75.00%
Option granted under share based payment award, award vesting percentage total	100.00%
Stock options, period before vesting starts		2 years
Stock Based Incentive Plan 2004 [Member] | Grant 1 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock awards compensation granted			503,300
Option granted under share based payment award, award vesting Description			There were 503,300 options granted under the 2004 Plan which vested 25% immediately and the remaining 75% evenly over three years
Stock Based Incentive Plan 2004 [Member] | Grant 2 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock awards compensation granted			94,657
Option granted under share based payment award, award vesting Description			94,657 options granted which vest evenly over five years,
Stock Based Incentive Plan 2004 [Member] | Grant 3 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock awards compensation granted			75,000
Option granted under share based payment award, award vesting Description			75,000 options granted that vest 100% two years after the date of grant
Stock Based Incentive Plan 2004 [Member] | Grant 4 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock awards compensation granted			47,037
Option granted under share based payment award, award vesting Description			47,037 options granted which vested immediately
Stock Based Incentive Plan 2004 [Member] | Grant 5 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock awards compensation granted			44,000
Option granted under share based payment award, award vesting Description			44,000 options granted which vest evenly over four years beginning two years after the date of grant
Advantage [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock option outstanding	136
Additional stock options granted	0
Community [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Stock option outstanding	0
Additional stock options granted	0
2010 Performance Plan [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Shares authorized	2,700,000
Company granted Option	0
Stock Award Granted	0
Exercise Price of shares	110.00%
Stock based incentive plan 2002 [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Shares authorized	1,108,089
Stock option outstanding	0
Additional stock options granted	0
Nonqualified options expiration description	ten years and ten days after the date of grant, unless terminated earlier under the option terms
Qualified incentive options expiration description	10 years after the date of grant, unless terminated earlier under the option terms
Vesting provision for option granted to employee, description	The vesting provision of the 2002 Plan generally allows 20% of options granted to employees to vest six months after the date of grant, and 20% for each of the next four anniversaries of the grant, subject to employment and other conditions.
Period of option vesting percentage	10 years
Percentage of option to vest	20.00%
Stock Based Incentive Plan Two [Member]
Stock-Based Incentive Plans (Textual) [Abstract]
Percentage of option to vest	20.00%

Employee and Director Stock Purchase Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee and Director Stock Purchase Plans (Textual) [Abstract]
Common stock purchased	588,136	0	176,250
ESPP [Member]
Employee and Director Stock Purchase Plans (Textual) [Abstract]
Shares Reserved for issuance	323,254
Permitted purchase common stock	25,000
Option to purchase common stock with exercise price	95.00%
Brokerage commissions or service charges	0
Common stock purchased	38,787	36,167	25,321
Remaining shares	103,069
DSPP [Member]
Employee and Director Stock Purchase Plans (Textual) [Abstract]
Shares Reserved for issuance	119,216
Permitted purchase common stock	25,000
Option to purchase common stock with exercise price	95.00%
Brokerage commissions or service charges	0
Common stock purchased	16,754	15,538	11,497
Remaining shares	1,324

Benefits (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Age	Dec. 31, 2011	Dec. 31, 2010
401(k) Retirement Plan [Member]
Defined Contribution Plan (Textual) [Abstract]
Eligible employee service completion days	90 days
Eligible employee eligibility age	21
Maximum Employees contribution	75.00%
Percentage of employer matching contribution	50.00%
Base contribution percentage	6.00%
Company's contribution	$ 670	$ 644	$ 641
Retirement benefit plan eligibility period	1 year
Defined benefit plan vesting period	4 years
Director [Member] | Directors Plan [Member]
Defined Contribution Plan (Textual) [Abstract]
Liability under the Plan	256	193
Board of Directors Chairman [Member] | Salary Plan [Member]
Defined Contribution Plan (Textual) [Abstract]
Liability under the Plan	$ 1,000

Commitments and Contingent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of the future minimum lease payments under capital leases
2013	$ 776
2014	776
2015	797
2016	839
2017	839
Thereafter	7,819
Total minimum lease payments	11,846
Less: Amount representing interest	4,237
Present value of minimum lease payment, net	$ 7,609

Commitments and Contingent Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum payments under noncancelable operating leases
2013	$ 4,177
2014	4,110
2015	3,928
2016	3,855
2017	3,529
Thereafter	26,001
Total minimum lease payments	$ 45,600

Commitments and Contingent Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingent Liabilities (Textual) [Abstract]
Customers' letters of Credit	$ 40,500,000	$ 51,900,000
Reserve for unfunded loan commitments and letters of credit	613,000	381,000
Reserve for residential mortgage loan recourse	325,000	0
Rental expense for operating lease	$ 4,800,000	$ 4,500,000	$ 4,500,000

Derivative Instruments and Hedging Activities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of interest rate swaps designated as fair value hedges
Notional	$ 15,900	$ 16,600
Interest rate swaps [Member] | Other Liabilities [Member]
Summary of interest rate swaps designated as fair value hedges
Notional	30,545	33,663
Fair Value	$ (3,503)	$ (4,489)

Derivative Instruments and Hedging Activities (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of interest rate swap components
Weighted average pay rate	6.85%	6.83%
Weighted average receive rate	2.22%	2.27%
Weighted average maturity in years	2 years 7 months 6 days	3 years 4 months 24 days

Derivative Instruments and Hedging Activities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Member]
Customer Derivatives Interest Rate Swaps/Floors
Notional	$ 358,753	$ 400,311
Fair Value	40,594	50,355
Other Liabilities [Member]
Customer Derivatives Interest Rate Swaps/Floors
Notional	358,753	400,311
Fair Value	$ (40,646)	$ (50,462)

Derivative Instruments and Hedging Activities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Fair value adjustment	$ 2,300,000	$ 12,500,000	$ 12,200,000
Notional	15,900,000	16,600,000
Derivative Financial Instruments and Hedging Activities (Additional Textual) [Abstract]
Amount of collateral posted with third party	54,600,000	62,600,000
Aggregate fair value of derivative financial instruments in liability position	44,100,000	55,000,000
Investment securities available for sale	87,918,000
Interest rate floor [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Number of interest rate caps	2
Residential Mortgage [Member] | Held For Sale Pipeline [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Notional	90,100,000
Interest rate lock commitments on residential mortgages, fair value adjustments	638,000
Residential Mortgage [Member] | Warehouse Loan [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Notional	98,500,000
Interest rate lock commitments on residential mortgages, fair value adjustments	209,000
Interest rate swaps [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Fair value adjustment	$ 2,200,000	$ 14,600,000	$ 10,300,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of income tax (Benefit) expense
Current	$ (34)	$ 10	$ (11,020)
Deferred			20,342
Income tax (benefit) provision	$ (34)	$ 10	$ 9,322

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax asset:
Allowance for loan losses	$ 19,239	$ 17,319
Goodwill amortization	1,262	3,263
Impairments realized on investment securities	490	490
Fixed assets	2,596	1,588
Net operating loss carry forwards	85,466	66,334
Alternative minimum tax credits	2,010	1,975
Other	5,194	3,804
Total deferred tax asset before valuation allowance	116,257	94,773
Less: valuation allowance	(113,398)	(91,416)
Deferred tax liability:
Core deposit intangible amortization	420	1,203
Unrealized gain on investment securities	1,509	432
Deferred loan costs	2,119	1,817
Other	320	337
Total deferred tax liability	4,368	3,789
Net deferred tax (liability) asset	$ (1,509)	$ (432)

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of federal statutory income tax
Loss before income taxes	$ (50,525)	$ (67,495)	$ (176,096)
Tax computed at statutory rate	(17,683)	(23,624)	(61,634)
Tax computed at statutory rate, rate	35.00%	35.00%	35.00%
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(3,040)	(3,949)	(8,514)
State taxes, net of federal benefit, rate	6.00%	5.90%	4.80%
Tax exempt interest (net)	(638)	(900)	(1,233)
Tax exempt interest (net), rate	1.30%	1.30%	0.70%
BOLI	(695)	(1,037)	(726)
BOLI, rate	1.40%	1.50%	0.40%
Nondeductible goodwill			18,980
Nondeductible goodwill, rate			(10.80%)
Valuation allowance	21,981	29,524	61,892
Valuation allowance, rate	(43.50%)	(43.70%)	(35.10%)
Other, net	41	(4)	557
Other, net, rate	(0.10%)	0.00%	(0.30%)
Income tax (benefit) provision	$ (34)	$ 10	$ 9,322
Total income tax (benefit) expense, rate	0.10%	0.00%	(5.30%)

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Additional Textual) [Abstract]
Valuation allowance against net deferred tax asset	$ 113,398,000	$ 91,416,000
Cumulative loss period	3 years
Unrealized gain on investment securities	1,509,000	432,000
Uncertain tax liability	0	0
Unrecognized tax benefits	0	0
Federal [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	199,200,000
Federal [Member] | Expiry 2030 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	38,800,000
Net Operating Loss Carryforward Expiration Year	2030
Federal [Member] | Expiry 2031 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	113,500,000
Net Operating Loss Carryforward Expiration Year	2031
Federal [Member] | Expiry 2032 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	46,900,000
Net Operating Loss Carryforward Expiration Year	2032
State [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	268,900,000
State [Member] | Expiry 2015 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	3,000,000
State [Member] | Expiry 2029 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	37,400,000
State [Member] | Expiry 2030 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	74,700,000
State [Member] | Expiry 2031 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	110,200,000
State [Member] | Expiry 2032 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	$ 43,700,000

Securities Purchase Agreements (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Aug. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Nov. 30, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2011	Apr. 11, 2011	Mar. 22, 2011	Sep. 22, 2010	Jul. 31, 2010
Securities Purchase Agreements (Textual) [Abstract]
Issuance of convertible securities
Securities Purchase Agreements (Additional Textual) [Abstract]
Common stock, shares issued						88,290,735	87,825,038			28,750,000	4,672,750
Net proceeds from issuance of securities	$ 6.8	$ 10.8			$ 98.5
Preferred stock conversion price				$ 4
Public offering price										$ 3
Shares issued to underwriter										3,750,000
Net proceeds after deducting expenses			$ 81.4
Shares issued to three major share holders										10,193,224
Offer price of shares issued under private placement												$ 2.85
Underwriting discount												$ 0.15
Additional shares issued in a private placement transaction								2,378,232	3,802,131
Offer price of additional shares issued under private placement								$ 2.85	$ 2.85
Series B Preferred Stock [Member]
Securities Purchase Agreements (Textual) [Abstract]
Issuance of convertible securities											88,009
Common Stock [Member]
Securities Purchase Agreements (Textual) [Abstract]
Common stock issued upon conversion of preferred stock				22,002,250

Loss Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Per Common Share
Net loss	$ (50,491)	$ (67,505)	$ (185,418)
Net loss available to common shareholders	$ (50,491)	$ (67,505)	$ (185,418)
Average common shares outstanding	85,938,714	76,653,990	28,258,953
Net effect of dilutive stock options
Dilutive common shares outstanding	85,938,714	76,653,990	28,258,953
Loss per share - basic	$ (0.59)	$ (0.88)	$ (6.56)
Loss per share - diluted	$ (0.59)	$ (0.88)	$ (6.56)

Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 16, 2009	Dec. 31, 2012 Sun Bancorp, Inc [Member]	Dec. 31, 2011 Sun Bancorp, Inc [Member]	Dec. 31, 2012 Sun National Bank [Member]	Dec. 31, 2011 Sun National Bank [Member]
Risk-based capital ratios
Total Capital (to Risk-Weighted Assets), Actual Amount			$ 340,111	$ 385,034	$ 322,041	$ 338,240
Total Capital (to Risk-Weighted Assets), Actual Ratio	13.02%		13.72%	15.22%	13.02%	13.39%
Total Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Amount			198,340	202,415	197,964	202,120
Total Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Ratio			8.00%	8.00%	8.00%	8.00%
Total Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provision(1), Amount					247,455	252,650
Total Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provision(1), Ratio					10.00%	10.00%
Tier 1 Capital (to Risk-Weighted Assets), Actual Amount	74,100		293,008	353,283	290,922	306,534
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio	11.76%	25.00%	11.82%	13.96%	11.76%	12.13%
Tier 1 Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Amount			99,170	101,208	98,982	101,060
Tier 1 Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Ratio			4.00%	4.00%	4.00%	4.00%
Tier 1 Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provision(1), Amount					148,473	151,590
Tier 1 Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provision(1), Ratio					6.00%	6.00%
Leverage Ratio, Actual Amount			293,008	353,283	290,922	306,534
Leverage Ratio, Actual Ratio	9.24%		9.30%	11.09%	9.24%	9.64%
Leverage Ratio For Capital Adequacy Purposes, Amount			126,080	127,381	125,902	127,240
Leverage Ratio For Capital Adequacy Purposes, Ratio			4.00%	4.00%	4.00%	4.00%
Leverage Ratio To Be Well Capitalized Under Prompt Corrective Action Provision(1), Amount					$ 157,377	$ 159,050
Leverage Ratio To Be Well Capitalized Under Prompt Corrective Action Provision(1), Ratio					5.00%	5.00%

Regulatory Matters (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Oct. 18, 2012	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2009	Mar. 16, 2009	Dec. 31, 2012 Sun National Bank [Member]	Dec. 31, 2011 Sun National Bank [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Regulatory Matters (Additional Textual) [Abstract]
Brokered Deposit Limit									0.035
Maximum deposit insurance									$ 250,000	$ 100,000
Leverage Ratio, Actual Ratio	9.24%						9.24%	9.64%		8.50%
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio	11.76%					25.00%	11.76%	12.13%		9.50%
Total Capital (to Risk-Weighted Assets)	13.02%						13.02%	13.39%		11.50%
Regulatory Matters (Textual) [Abstract]
Brokered deposit revised limit		6.00%
Brokered deposits of total liabilities	4.00%
Assessment growth rate				5.00%
Assessment basis point				0.03%
Prepaid assessment	3,900,000		18,300,000
Prepaid assessment balance	2,600,000
Tier 1 capital limitation, interest	25.00%
Limited capital securities and other restricted core capital elements, Interest					25.00%
Capital securities qualified as Tier 1 capital	74,100,000						290,922,000	306,534,000
Amount available for payment of dividends to the Company by the Bank	0
Extension Period For Federal Reserve Board For Bank Holding	2 years
Insured deposits	$ 250,000

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Investment securities available for sale	$ 87,918
Level 3 [Member] | Interest rate lock commitments on residential mortgages [Member]
Assets:
Investment securities available for sale	847
Fair Value, Measurements, Recurring [Member] | U.S. Treasury obligations [Member]
Assets:
Investment securities available for sale	10,011	12,079
Fair Value, Measurements, Recurring [Member] | U.S. Government agencies [Member]
Assets:
Investment securities available for sale	4,949
Fair Value, Measurements, Recurring [Member] | U.S. Government agency mortgage-backed securities [Member]
Assets:
Investment securities available for sale	354,978	428,904
Fair Value, Measurements, Recurring [Member] | Other mortgage-backed securities [Member]
Assets:
Investment securities available for sale	286	296
Fair Value, Measurements, Recurring [Member] | State and municipal obligations [Member]
Assets:
Investment securities available for sale	40,170	48,785
Fair Value, Measurements, Recurring [Member] | Trust preferred securities [Member]
Assets:
Investment securities available for sale	5,882	4,908
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member]
Assets:
Investment securities available for sale	25,442	19,408
Fair Value, Measurements, Recurring [Member] | Other securities [Member]
Assets:
Investment securities available for sale	1,464	1,165
Fair Value, Measurements, Recurring [Member] | Residential loans held-for-sale [Member]
Assets:
Investment securities available for sale	99,013
Fair Value, Measurements, Recurring [Member] | Interest rate lock commitments on residential mortgages [Member]
Assets:
Investment securities available for sale	847
Fair Value, Measurements, Recurring [Member] | Fair value interest rate swaps [Member]
Liabilities:
Derivative instruments, liabilities	3,503	4,489
Fair Value, Measurements, Recurring [Member] | Interest rate swaps [Member]
Assets:
Investment securities available for sale	40,594	50,355
Liabilities:
Derivative instruments, liabilities	40,646	50,462
Fair Value, Measurements, Recurring [Member] | Interest rate floor [Member]
Assets:
Investment securities available for sale	275	360
Liabilities:
Derivative instruments, liabilities	275	360
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | U.S. Treasury obligations [Member]
Assets:
Investment securities available for sale	10,011	12,079
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | U.S. Government agencies [Member]
Assets:
Investment securities available for sale
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other securities [Member]
Assets:
Investment securities available for sale	1,464	665
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Government agencies [Member]
Assets:
Investment securities available for sale	4,949
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Government agency mortgage-backed securities [Member]
Assets:
Investment securities available for sale	354,978	428,904
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other mortgage-backed securities [Member]
Assets:
Investment securities available for sale	286	296
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | State and municipal obligations [Member]
Assets:
Investment securities available for sale	40,170	48,785
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate bonds [Member]
Assets:
Investment securities available for sale	25,442	19,408
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other securities [Member]
Assets:
Investment securities available for sale		500
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Residential loans held-for-sale [Member]
Assets:
Investment securities available for sale	99,013
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Fair value interest rate swaps [Member]
Liabilities:
Derivative instruments, liabilities	3,503	4,489
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest rate swaps [Member]
Assets:
Investment securities available for sale	40,594	50,355
Liabilities:
Derivative instruments, liabilities	40,646	50,462
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest rate floor [Member]
Assets:
Investment securities available for sale	275	360
Liabilities:
Derivative instruments, liabilities	275	360
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | U.S. Government agencies [Member]
Assets:
Investment securities available for sale
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Trust preferred securities [Member]
Assets:
Investment securities available for sale	5,882	4,908
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest rate lock commitments on residential mortgages [Member]
Assets:
Investment securities available for sale	$ 847

Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest rate lock commitments on residential mortgages [Member]
Summary of level 3 fair value measurement activity for trust preferred securities
Balance, beginning of year
Total gains (losses), realized/unrealized:
Included in other income (1)	847
Included in accumulated other comprehensive income (loss)
Transfers into Level 3
Balance, end of year	847
Trust preferred securities [Member]
Summary of level 3 fair value measurement activity for trust preferred securities
Balance, beginning of year	4,908	5,642
Total gains (losses), realized/unrealized:
Included in other income (1)		(250)
Included in accumulated other comprehensive income (loss)	974	(484)
Purchases
Maturities
Prepayments
Calls
Transfers into Level 3
Balance, end of year	$ 5,882	$ 4,908

Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Fair value of Commercial real estate loans held-for-sale	$ 21,922
Fair value of Real estate owned	1,900	2,300
Nonrecurring [Member]
Assets:
Fair value of Commercial real estate loans held-for-sale	21,922
Total (Losses) Gains Or Changes in Commercial real estate loans held-for-sale	(5,890)
Fair value of SBA servicing asset	389
Total (Losses) Gains or changes in SBA servicing asset	(95)
Nonrecurring [Member] | Impaired loans [Member]
Assets:
Fair value of Impaired loans	75,550	82,031
Total (Losses) Gains Or Changes in Impaired loans	(33,105)	(90,390)
Nonrecurring [Member] | Real estate owned [Member]
Assets:
Fair value of Real estate owned	1,881	2,272
Total (Losses) Gains or changes in Real estate owned	(1,322)	(666)
Nonrecurring [Member] | Level 1 [Member]
Assets:
Fair value of Commercial real estate loans held-for-sale
Fair value of SBA servicing asset
Nonrecurring [Member] | Level 1 [Member] | Impaired loans [Member]
Assets:
Fair value of Impaired loans
Fair value of Real estate owned
Nonrecurring [Member] | Level 1 [Member] | Real estate owned [Member]
Assets:
Fair value of Real estate owned
Nonrecurring [Member] | Level 2 [Member]
Assets:
Fair value of Commercial real estate loans held-for-sale	21,922
Fair value of SBA servicing asset
Nonrecurring [Member] | Level 2 [Member] | Impaired loans [Member]
Assets:
Fair value of Impaired loans
Nonrecurring [Member] | Level 2 [Member] | Real estate owned [Member]
Assets:
Fair value of Real estate owned
Nonrecurring [Member] | Level 3 [Member]
Assets:
Fair value of Commercial real estate loans held-for-sale
Fair value of SBA servicing asset	389
Nonrecurring [Member] | Level 3 [Member] | Impaired loans [Member]
Assets:
Fair value of Impaired loans	75,550	82,031
Nonrecurring [Member] | Level 3 [Member] | Real estate owned [Member]
Assets:
Fair value of Real estate owned	$ 1,881	$ 2,272

Fair Value of Financial Instruments (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Valuation methods for determining fair value of impairment loans
Loans less than $1 million	less than 1 million
Loans $1 million or greater	1 million or greater
Commercial Loans	$ 1,000,000
Existing appraisal 18 months or less	18 months or less
Existing appraisal greater than 18 months	greater than 18 months
Existing Appraisal Period	1 year 6 months
Commercial loans secured primarily by residential real estate
Loans less than $1 million	less than $1 million
Loans $1 million or greater	$1 million or greater
Other Commercial	1,000,000
Non Commercial Loans Secured Primarily by Residential Real Estate [Abstract]
Loans less than $250,000	less than $250,000
Loans $250,000 or greater	$250,000 or greater
Non-commercial loans	$ 250,000,000

Fair Value of Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and due from banks	$ 77,564	$ 68,773
Interest-earning bank balances	92,052	51,049
Investment securities available for sale	443,182	515,545
Investment securities held to maturity	912	1,344
Loans held-for-sale	21,922	23,192
Restricted equity investments	17,886	15,826
LIABILITIES
Saving Deposits	264,155	262,044
Time deposits	697,886
Securities sold under agreements to repurchase - customers	1,968	5,668
Securities sold under agreements to repurchase - FHLBNY		15,000
Junior subordinated debentures	92,786	92,786
Carrying Amount [Member]
Assets:
Cash and due from banks	77,564	68,773
Interest-earning bank balances	92,052	51,049
Investment securities available for sale	443,182	515,545
Investment securities held to maturity	912	1,344
Loans receivable, net	2,203,307	2,215,785
Loans held-for-sale	123,005	23,192
Hedged commercial loans	26,980	33,670
Restricted equity investments	17,886	15,826
Interest rate lock commitments on residential mortgages	847
LIABILITIES
Demand Deposit	1,751,183	1,772,386
Saving Deposits	264,155	262,044
Time deposits	697,886	633,547
Securities sold under agreements to repurchase - customers	1,968	5,668
Advances from FHLBNY	61,415	2,733
Securities sold under agreements to repurchase - FHLBNY		15,000
Junior subordinated debentures	92,786	92,786
Fair Value Interest Rate Swaps	3,503	4,489
Carrying Amount [Member] | Interest rate swaps [Member]
Interest Rate Lock Commitments on Residential Mortgages
Interest Rate Derivative Assets, at Fair Value	40,594	50,355
LIABILITIES
Fair value interest rate swaps	40,646	50,462
Carrying Amount [Member] | Interest rate floor [Member]
Interest Rate Lock Commitments on Residential Mortgages
Interest Rate Derivative Assets, at Fair Value	275	360
LIABILITIES
Fair value interest rate swaps	275	360
Estimated Fair Value [Member]
Assets:
Cash and due from banks	77,564	68,773
Interest-earning bank balances	92,052	51,049
Investment securities available for sale	443,182	515,545
Investment securities held to maturity	960	1,413
Loans receivable, net	2,055,025	2,031,013
Loans held-for-sale	123,005	23,287
Hedged commercial loans	30,477	38,148
Restricted equity investments	17,886	15,826
Interest rate lock commitments on residential mortgages	847
LIABILITIES
Demand Deposit	1,729,671	1,797,554
Saving Deposits	262,636	264,469
Time deposits	695,093	638,036
Securities sold under agreements to repurchase - customers	1,968	5,668
Advances from FHLBNY	62,784	3,017
Securities sold under agreements to repurchase - FHLBNY		15,382
Junior subordinated debentures	57,072	46,973
Fair Value Interest Rate Swaps	3,503	4,489
Estimated Fair Value [Member] | Interest rate swaps [Member]
Interest Rate Lock Commitments on Residential Mortgages
Interest Rate Derivative Assets, at Fair Value	40,594	50,355
LIABILITIES
Fair value interest rate swaps	40,646	50,462
Estimated Fair Value [Member] | Interest rate floor [Member]
Interest Rate Lock Commitments on Residential Mortgages
Interest Rate Derivative Assets, at Fair Value	275	360
LIABILITIES
Fair value interest rate swaps	$ 275	$ 360

Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Investment securities available for sale	$ 87,918,000
loans held for-sale	21,922,000
Increase in gain on sale of Mortgage loans held for sale	8,414,000	3,247,000	3,560,000
Residential mortgage loans held-for-sale nonaccrual status	74,884,000	89,656,000
Residential mortgage loans held-for-sale 90 or more days past due	37,551,000	89,487,000
Fair Value of Financial Instruments (Textual) [Abstract]
Fair value transfers between the three categories	0	0
Fair value exceeded the aggregate principal balance Loans held-for-sale	2,100,000
Future default rate	3.60%
Market spreads first pooled security	6.00%
Market spreads second pooled security	10.00%
Change in fair value discount rate for pooled issue	3.00%
Decrease due to change in applicable discount rate for pooled issue	1,300,000
Increase due to change in applicable discount rate for pooled issue	2,200,000
Decrease due to change in applicable discount rate for single issue	407,000
Increase due to change in applicable discount rate for single issue	649,000
Change in fair value discount rate for interest lock commitment	20.00%
Change in fair value of interest rate lock commitments	(236,000)
Change in fair value discount rate for single issue	3.00%
Assumption used in cash flow model	3 years
Number of trust preferred securities	2
Cost of liquidation discount rate based on the net value	10.00%
Commercial hedge loan adjustment to market change	3,500,000	4,500,000
Collateral securities unrecovered	4,800,000	18,700,000
Specific Reserve Change	1,000,000	5,400,000
Total real estate owned measured at fair value	1,900,000	2,300,000
Servicing assets valuation allowance	389,000	429,000
Net loss upon transfer to loans held for sale	5,900,000
Commercial [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Commercial Loan, Sold to Third Party, Value	45,800,000
Commercial Loan, Sold to Third Party, Book Balance	35,100,000
Proceeds from sale of loans	21,900,000
Interest rate swaps [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Discount rate for reflective deferring interest payments	10.00%
Commercial properties [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Decrease in fair value 0 commercial properties	439,000	260,000
Number of Real Estate Properties	6	2
Residential Properties [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Number of Real Estate Properties	4
Change in fair value of residential properties	149,000
Bank Properties [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Number of Real Estate Properties	6	5
Change in fair value of 0 bank properties	733,000	406,000
Level 3 [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Pull through percentage based upon historical experience	70.00%
Without specific reserve [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Impaired loans with an aggregate carrying amount	70,800,000	63,300,000
Charge-offs	30,100,000	64,400,000
Specific Reserve [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Impaired loans with an aggregate carrying amount	5,800,000	24,100,000
Charge-offs	2,000,000	20,600,000
Interest rate lock commitments on residential mortgages [Member] | Level 3 [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Investment securities available for sale	847,000
Residential loans held-for-sale [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Increase in gain on sale of Mortgage loans held for sale	2,100,000
Residential mortgage loans held-for-sale nonaccrual status	0	0
Residential mortgage loans held-for-sale 90 or more days past due	$ 0	$ 0

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of loans to related parties
Balance, beginning of year	$ 57,753	$ 68,259
Additions	5,947	5,980
Repayments	(5,879)	(16,486)
Balance, end of year	$ 57,821	$ 57,753

Related Party Transactions (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Lease One [Member] | Affiliates to Chairman of Board of Director [Member]
Summary of leases
Leases Expiration Date	2027-10
Annual Rental Payment	$ 1,136
Renewal Option Remaining	2 five-year terms
Annual Rental Increases	CPI
Lease Two [Member] | Affiliates to Chairman of Board of Director [Member]
Summary of leases
Leases Expiration Date	2025-08
Annual Rental Payment	506
Renewal Option Remaining	4 five-year terms
Annual Rental Increases	Fixed
Lease Three [Member] | Affiliates to Chairman of Board of Director [Member]
Summary of leases
Leases Expiration Date	2029-06
Annual Rental Payment	269
Renewal Option Remaining	4 five-year terms
Annual Rental Increases	CPI
Lease Four [Member] | Affiliates to Director [Member]
Summary of leases
Leases Expiration Date	2017-01
Annual Rental Payment	167
Renewal Option Remaining	1 five-year terms
Annual Rental Increases	Fixed
Lease Five [Member] | Affiliates to Director [Member]
Summary of leases
Leases Expiration Date	2027-01
Annual Rental Payment	$ 174
Renewal Option Remaining	4 five-year terms
Annual Rental Increases	Fixed

Related Party Transactions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions (Textual) [Abstract]
Interest Income on related party loans	$ 2,000,000	$ 1,700,000
Capital lease	7,609,000	7,868,000
Lease Two [Member]
Related Party Transactions (Textual) [Abstract]
Capital lease	4,700,000
Lease Three [Member]
Related Party Transactions (Textual) [Abstract]
Capital lease	$ 2,900,000

Condensed Financial Information of Parent Company (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and due from banks	$ 77,564	$ 68,773
Investments in subsidiaries:
Total assets	3,224,031	3,183,926
Liabilities
Junior subordinated debentures	92,786	92,786
Other liabilities	82,925	82,379
Total liabilities	2,961,436	2,874,843
Total shareholders' equity	262,595	309,083	268,242	356,593
Total liabilities and shareholders' equity	3,224,031	3,183,926
Parent Company [Member]
Assets:
Cash and due from banks	17,962	47,614
Investments in subsidiaries:
Bank subsidiaries	334,584	352,333
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	2,040	1,302
Total assets	357,372	404,035
Liabilities
Junior subordinated debentures	92,786	92,786
Other liabilities	1,991	2,166
Total liabilities	94,777	94,952
Total shareholders' equity	262,595	309,083
Total liabilities and shareholders' equity	$ 357,372	$ 404,035

Condensed Financial Information of Parent Company (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed statements of operations
Interest expense	$ (17,585)	$ (23,152)	$ (34,641)
Other expenses	(8,251)	(5,734)	(8,573)
Loss before equity in undistributed loss of subsidiaries and income tax benefit	(50,525)	(67,495)	(176,096)
Income tax benefit	(34)	10	(9,322)
Net loss available to common shareholders	(50,491)	(67,505)	(185,418)
Parent Company [Member]
Condensed statements of operations
Interest expense	(2,594)	(2,997)	(4,117)
Management fee	3,438	5,172	6,936
Other expenses	(3,791)	(5,054)	(6,734)
Loss before equity in undistributed loss of subsidiaries and income tax benefit	(2,947)	(2,879)	(3,915)
Equity in undistributed loss of subsidiaries	(48,560)	(65,614)	(182,850)
Income tax benefit	1,016	988	1,347
Net loss available to common shareholders	$ (50,491)	$ (67,505)	$ (185,418)

Condensed Financial Information of Parent Company (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net loss	$ (50,491)	$ (67,505)	$ (185,418)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Stock-based compensation	1,315	1,458	2,612
Change in assets and liabilities which provided (used) cash:
Other assets	4,378	12,629	5,373
Net cash (used in) provided by operating activities	(37,641)	32,415	37,610
Investing activities:
Net cash used in investing activities	2,465	75,454	72,736
Financing activities:
Redemption of preferred stock			(88,009)
Preferred stock issuance costs			(7,495)
Proceeds from issuance of common stock		99,551	106,839
Net cash provided by financing activities	84,970	(175,273)	17,760
Net (decrease) increase in cash	49,794	(67,404)	128,106
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	119,822	187,226	59,120
CASH AND CASH EQUIVALENTS, END OF YEAR	169,616	119,822	187,226
Parent Company [Member]
Operating activities:
Net loss	(50,491)	(67,505)	(185,418)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed loss of subsidiaries	48,560	65,614	182,850
Stock-based compensation	(75)	110	2,612
Change in assets and liabilities which provided (used) cash:
Other assets	(1,024)	498	(61)
Accounts payable and other liabilities	(235)	291	555
Net cash (used in) provided by operating activities	(3,264)	(992)	537
Investing activities:
Payments for investments in and advances to subsidiaries	(28,000)	(64,000)	(103,173)
Net cash used in investing activities	(28,000)	(64,000)	(103,173)
Financing activities:
Proceeds from issuance of preferred stock and warrant			88,009
Redemption of preferred stock			(88,009)
Preferred stock issuance costs			(7,495)
Proceeds from issuance of common stock	1,612	100,077	106,839
Net cash provided by financing activities	1,612	100,077	99,344
Net (decrease) increase in cash	(29,652)	35,085	(3,292)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	47,614	12,529	15,821
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 17,962	$ 47,614	$ 12,529

Condensed Financial Information of Parent Company (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company (Textual) [Abstract]
Provision for loan losses	$ 24.2
Provision For Loan Lossesn On Performing Commercial Real Estate	6.7
Provision for loan losses transfer of commercial real estate loan to held for sale	5.9
Provision for loan losses additional reserve hurricane sandy	$ 4.3